              As Filed with the Securities and Exchange Commission

                               on January 26, 1999



                           1933 Act File No. 333-10237
                           1940 Act File No. 811-07775

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


Pre-Effective Amendment No.     [ ]

Post-Effective Amendment No. 4  [X]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


Amendment No. 6                 [X]


                        (Check appropriate box or boxes.)

                        SSgA International Liquidity Fund
               (formerly Five Arrows Short-Term Investment Trust)
               (Exact Name of Registrant as Specified in Charter)

                     3435 Stelzer Road, Columbus, Ohio 43219
                    (Address of Principal Executive Offices)

                                 (614) 470-8000
                         (Registrant's Telephone Number)

                                Charles L. Booth
                        SSgA International Liquidity Fund
                                3435 Stelzer Road
                              Columbus, Ohio 43219
               (Name and Address of Agent for Service of Process)

                                 With a copy to:
                           Geoffrey R.T. Kenyon, Esq.
                           Goodwin, Procter & Hoar LLP
                        Exchange Place, Boston, MA 02109

         Approximate date of proposed public offering:  ____________________

         It is proposed that this filing will become effective under Rule 485 (check appropriate box):

         [ ]     Immediately upon filing pursuant to paragraph (b)

         [ ]     On ______, pursuant to paragraph (b)

         [X]     60 days after filing pursuant to paragraph (a)(1)

         [ ]     On _____ pursuant to paragraph (a)(1)

         [ ]     75 days after filing pursuant to paragraph (a)(2)

         [ ]     On _____ pursuant to paragraph (a)(2).

         If appropriate check the following box:

         [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

         This Post-Effective Amendment has been executed by the Trustees and Officers of the International Currency Fund.

                        SSGA INTERNATIONAL LIQUIDITY FUND
                                U.S. Dollar Fund

                                   Prospectus
                              Global Service Shares

                                 March __, 1999
















The Securities and Exchange Commission has not approved or disapproved of the Fund's shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

The Funds' shares are not deposits or obligations of State Street Bank and Trust Company. Furthermore, the Funds' shares are not guaranteed or insured by State Street Bank and Trust Company or insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. The shares involve possible loss of the amount invested.

                                    CONTENTS

                                                                            Page
                                                                            ----

The Fund's Investment Objectives...............................................1

The Fund's Principal Investment Strategies.....................................1

Principal Risks................................................................1

Fees and Expenses..............................................................3

Investment Management..........................................................4

PRICING THE FUND'S SHARES......................................................4

HOW TO BUY SHARES..............................................................5
         Purchases - General...................................................5
         Acceptance and Settlement.............................................5

HOW TO REDEEM SHARES...........................................................6
         Redemptions - General.................................................6
         Redemptions - Settlement..............................................6
         Redemption Proceeds...................................................6

ACCOUNT POLICIES...............................................................7
         Purchasing By Wire....................................................7
         Financial Services Firms - Order Transmission and Payment.............7
         Accounts with Low Balances............................................7

Distribution/Service Fees (12b-1 Plan).........................................7

DIVIDENDS AND DISTRIBUTIONS....................................................8

TAXATION ......................................................................8

OTHER INFORMATION..............................................................8
         Other Securities and Risks............................................8
         Securities Ratings....................................................9
         Foreign Investments...................................................9
         Repurchase Agreements.................................................9
         Master-Feeder Fund Structure..........................................9
         Systems-Year 2000....................................................10

FINANCIAL HIGHLIGHTS..........................................................11

Additional Information........................................................12


                                       (i)

                                U.S. DOLLAR FUND
                              GLOBAL SERVICE SHARES

THE FUND'S INVESTMENT OBJECTIVES

The Fund seeks to maintain a high level of liquidity, to preserve capital and stability of principal expressed in the U.S. Dollar and, consistent with those objectives to earn current income.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

The Fund manages its investments subject to strict SEC guidelines, which are designed to enable the Fund to maintain a stable net asset value of U.S. $1.00 per share. However, there is no guarantee that the Fund will do so.

All of the Fund's investments are short-term; the Fund's value weighted average portfolio maturity may not exceed 60 days. In addition, the Fund purchases only "first tier" securities denominated in the U.S. Dollar. Generally first tier securities are rated by firms such as Moody's and Standard & Poor's in their highest short-term major rating categories, or if unrated, are considered to be of equivalent quality by the investment manager.

The Fund's investments in bank instruments will usually include certificates of deposit, time deposits and acceptances. The Fund's holdings of corporate securities will typically include commercial paper, which is used for short-term borrowing, or longer term debt securities whose remaining maturities are thirteen months or less. In addition, the Fund may engage in repurchase agreements. The Fund invests more than 25% of its total assets in the banking industry.

The Fund invests substantially all of its assets in a corresponding Portfolio of the International Currency Fund, a registered investment company that has the same goals as the Fund. All investments in individual securities will be made at the level of the Portfolio. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of the underlying Portfolio it invests in. For simplicity, this Prospectus uses the term "Fund" to include the Fund's underlying Portfolio.

The Fund may adjust its holdings as market conditions and economic outlooks change.

PRINCIPAL RISKS

Because the Fund invests in high quality, short-term instruments denominated in the U.S. Dollar and manages its portfolio to maintain a stable share price, one risk associated with an investment in the Fund is the possibility of a decline in the Fund's yield. A decline in short-term U.S. interest rates would lower the Fund's yield. Among the situations which might cause short-term U.S. interest rates to fall are strong equity markets or a weak economy in the United States. In addition, although the Fund seeks to preserve a stable net asset value expressed in the U.S. Dollar, it is possible to lose money by investing in the Fund. Shares of the Fund are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the FDIC.

The Fund's net asset value will fluctuate when expressed in a currency other than the U.S. Dollar, primarily in response to changes in currency exchange rates. Furthermore, short-term interest rates paid on instruments denominated in the U.S. Dollar may be higher or lower than those paid on instruments denominated in other currencies.


PERFORMANCE

The Fund commenced operations on March 26, 1997

The Fund's seven day yield on June 30, 1998 was 5.88%. For the Fund's current seven day yield, please call 1-800-824-3863.

                                FEES AND EXPENSES

SHAREHOLDER FEES(1)
Shareholder fees are fees paid directly from your investment.

Maximum Sales Charge (Load) imposed on Purchases...........................None
Maximum Deferred Sales Charge (Load).......................................None
Maximum Sales Charge (Load) imposed on
  Reinvested Dividends and other Distributions.............................None
Redemption Fee ............................................................None
Exchange Fee...............................................................None
Maximum Account Fee........................................................None

Annual Fund Operating Expenses (as a percentage of average net assets)(2) Annual Fund Operating Expenses are deducted from the Fund's assets, and thus are paid indirectly by all the Fund's investors.

Management Fee..........................................................0.25%
Distribution/Service (12b-1) Fees.......................................0.25%
Other Expenses..........................................................1.49%
Total Annual Fund Operating Expenses(3).................................1.99%

EXAMPLE

This Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest US$10,000 in the Fund for the time periods shown and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                           1 Year  3 Years  5 Years  10 Years
                                           ------  -------  -------  --------
U.S. Dollar Fund ........................  US$202   US$629  US$1,086 US$1,779

(1) Shareholder Fees do not reflect charges for optional shareholder services, such as the fee for wiring redemption proceeds. Broker-dealers and other authorized institutions acting on behalf of their clients may impose additional fees on investors such as account maintenance fees, compensating balance requirements, or fees based upon account transactions, assets or income.

(2) Annual Fund Operating Expenses shown in the table reflect expenses at both the Fund and the Portfolio level. "Other Expenses" are based on amounts incurred during the most recent fiscal year.

(3) The investment manager has voluntarily agreed to limit the annualized total fund operating expenses of the Fund to .50% of average net assets.

         The voluntary expense limitations are in effect through December 31, 1999. After that date, the investment manager may choose to continue, revise or discontinue the limitations. If the Fund's expense limitation is removed or revised upward, total return to its shareholders will decrease to the extent the Fund's expenses are greater than the amount of the former limitation. Taking into account the effect of the expense limitations, Management Fees, Distribution/Service (12b-1) Fees, Other Expenses and Total Annual Fund Operating Expenses for the Fund would be as follows:


         Management Fee................................................0.00%
         Distribution/Service (12b-1) Fees.............................0.25%
         Other Expenses................................................0.25%
         Total Annual Fund Operating Expenses..........................0.50%


INVESTMENT MANAGEMENT

State Street Bank and Trust Company (State Street), 225 Franklin Street, Boston, MA 02110, through its division State Street Global Advisors, serves as the Fund's investment manager. State Street has engaged State Street Global Advisors United Kingdom Limited (SSgAUK), 1 Canada Square, Canary Wharf, London E14 5AF, an indirect wholly owned subsidiary of State Street to be responsible for day-to-day management of the Fund's investment program. The Fund pays an annual fee of .25% of its average daily net assets for the services provided by State Street and SSgAUK. State Street currently pays one-half of the fee it receives from the Fund to SSgAUK for acting as sub-adviser.

State Street is one of the largest providers of securities processing and recordkeeping services for US mutual funds and pension funds. State Street Global Advisors is the investment management business of State Street, a 200 year old pioneer and leader in the world of financial services. State Street Global Advisors is a wholly owned indirect subsidiary of State Street Corporation, a publicly held bank holding company. State Street, with over US$422 billion under management as of September 30, 1998, provides complete global investment management services from offices in the United States and worldwide.

PRICING THE FUND'S SHARES

The Fund expresses its share price in the U.S. Dollar. The Fund's share price is its assets minus its liabilities (net asset value or NAV), divided by the total number of shares of the Fund outstanding. The Fund calculates its share price once each day it is open for business at 11:00 a.m. U.S. Eastern Time.

The Fund is open for business from 9:00 a.m. to 5:00 p.m. U.S. Eastern Time on any day on which the New York Stock Exchange (the "NYSE") is open for trading or banks in New York City are open for business. In other words, the Fund will be open for business every day except for Saturdays, Sundays, and holidays which are observed by both the NYSE and New York City banks.

In calculating the value of its shares, the Fund uses the amortized cost method of valuation. This method involves valuing an instrument initially at its cost and then amortizing any premium or discount at a constant rate until maturity. However, when the Fund believes that use of amortized cost valuation may dilute or adversely affect its shareholders, the Fund may take appropriate action to eliminate or reduce the extent of any dilution or unfairness.

HOW TO BUY SHARES

PURCHASES - GENERAL

Investors may buy shares of the Fund's Global Service class only through financial services firms who have made the necessary arrangements with the Fund's distributor, BISYS Fund Services Limited Partnership (BISYS). Contact your financial services firm directly for appropriate purchase instructions. Financial services firms may charge fees in connection with a Fund investment for services they provide in addition to those provided in connection with the Fund's 12b-1 Plan (discussed below). Please obtain information on these fees from your financial services firm and review it prior to making a Fund investment.

The minimum initial investment in the Fund's Global Service Shares is US$10 million.

The distributor processes purchases of the Fund's Global Service shares at the share price of the relevant Fund next determined after the distributor receives a purchase order in the appropriate form and accepts it. If the distributor does not receive a purchase order for Fund shares by [5:00 p.m.] U.S. Eastern time on a Fund business day, the distributor will treat the order as being received on the Fund's next business day:

On days when a trading market for the U.S. Dollar and/or the Fund's custodian or the distributor close early due to a partial holiday or otherwise, the Fund may advance the times at which the distributor must receive purchase (and redemption) orders.

Purchases of the Fund's shares must be made by wire in U.S. Dollars and may only be made when the wire system designated for use in transmitting money to the Fund permits the timely transmission of funds that are immediately available to the Fund for investment purposes. Prospective or current investors must transmit purchase orders through their financial services firm. Please see the section "Purchasing By Wire" and the Application Agreement for further details.

ACCEPTANCE AND SETTLEMENT

The Fund may accept or reject any purchase order in whole or in part. Investors will be entitled to any dividends declared or income earned on the day when their purchase orders settle provided (a) the Fund has received the amount of the purchase order denominated in U.S. Dollars by the close of business on the settlement date and (b) that amount is immediately available for investment by the Fund.

         - Purchase orders for shares of the Fund received prior to 11:00 a.m. U.S. Eastern Time on a Fund business day will settle on that same day (or the next New York Banking Day thereafter if that Fund business day is not a New York Banking Day).

                  A New York Banking Day is every day except Saturdays, Sundays and holidays observed by banks in New York City.

For any purchase order, if the Fund does not receive immediately available funds equal to the purchase amount by the close of the Fund business day on the date the purchase order settles, the Fund may, in its sole discretion, cancel the order and hold the purchaser and/or the financial services firm through which the order was placed responsible for any loss and other costs incurred by the distributor and/or the Fund.

Investors who may need a stock certificate to evidence their ownership of Fund shares should note that the Fund records share ownership by the book entry method and does not issue share certificates.


HOW TO REDEEM SHARES

REDEMPTIONS - GENERAL

Shareholders must make all requests to sell Global Service shares through the financial services firms that maintain their Fund accounts. As with Fund purchases, financial services firms may establish procedures and charge fees for Fund redemptions. Investors should acquaint themselves with these requirements well before they anticipate the need to sell Fund shares. Financial services firms may request redemptions for their clients by contacting BISYS Fund Services, Inc., the Fund's transfer agent, on a Fund business day during the Fund's hours of operation.

REDEMPTIONS - SETTLEMENT

Redemptions of Fund shares will be effected on Fund business days in accordance with the following procedures, and only when the wire system designated for use in transmitting money from the relevant Fund permits the timely transmission of redemption proceeds.

         -        Redemption requests for the Fund received prior to 11:00 a.m.
                  U.S. Eastern Time on a Fund business day will settle that same day (or the next New York Banking Day thereafter if that Fund business day is not a New York Banking Day).

If the Fund does not receive a redemption prior to the applicable time listed above, the Fund will treat the request as having been received the next following Fund business day. As with the purchase of Fund shares, the Fund may advance the times by which redemption orders must be received. Shareholders will be entitled to any dividends declared or income earned up to and including the day before the day on which the redemption request is scheduled to settle.

REDEMPTION PROCEEDS

Under ordinary circumstances, all redemption requests are treated as requests for redemption in the normal course in U.S. Dollars. However, if the investment manager believes that market conditions preclude the Fund from making prompt payment in U.S. Dollars, the Fund may pay redemption proceeds wholly or partly in readily marketable portfolio securities or can take up to seven days to pay redemption proceeds (or longer if permitted by the SEC). The Fund must nevertheless pay redemption proceeds in currency without regard to market conditions if the shareholder is redeeming no more than the lesser of (a) US$250,000 or (b) 1% of the Fund's net assets during any 90-day period.

Except as provided below, all redemptions in currency will be made by wire transfer on the settlement day in U.S. Dollars through a recognized electronic funds transfer system which handles that currency. A shareholder's account is subject to a charge of US$20 for each wire redemption. Banks receiving redemption proceeds by wire may also impose charges.

If a redemption request does not meet the minimum amount and other requirements for sending currency through the electronic funds transfer system employed by the Fund, redemption proceeds will be paid by check sent by mail. Redemption proceeds will be directed to the shareholder's account at the shareholder's financial services firm.

ACCOUNT POLICIES

PURCHASING BY WIRE

Before placing purchase orders, investors should acquaint themselves with the requirements for using the wire system designated for transferring money to the Fund in which they wish to invest. Investors should also verify that the financial institution sending the purchase payment has access to the appropriate system. It is essential that complete information, regarding the investor's account, accompany all wire instructions in order to facilitate the prompt and accurate handling of investments. Investors may obtain, from their financial services firm, further information about remitting funds by wire and any fees that may be imposed for so doing. The Fund does not impose a fee for receiving payment by wire.

FINANCIAL SERVICES FIRMS - ORDER TRANSMISSION AND PAYMENT

Financial services firms who purchase and redeem Fund shares for their clients are acting on behalf of their customers and not on behalf of the Fund. As a consequence, financial services firms are responsible for placing their clients' purchase and redemption orders promptly and for delivering the funds necessary to settle those orders by the applicable time.

ACCOUNTS WITH LOW BALANCES

The Fund may redeem a shareholder's account upon at least 60 days' written notice to the shareholder if the account does not have in any Fund shares with a net asset value equal to or greater than US$10 million. During the 60-day period, a shareholder may avoid automatic redemption by investing in any Fund an amount sufficient to increase the net asset value of the account's shares of the Fund to the applicable Initial Investment Minimum.

DISTRIBUTION/SERVICE FEES (12b-1 PLAN)

The Fund has adopted a 12b-1 Plan for its Global Service class of shares which allows the Fund to use its assets to pay certain service fees and distribution expenses incurred by this class of its shares. (This type of plan is named after the rule under the securities laws which permits it.) The 12b-1 Plan provides for the Fund to compensate financial service firms

(which may include affiliates of the investment manager or the administrator) who enter into Service Agreements to provide account administration services to their clients who are shareholders. The service fees paid to a financial services firm will be .25% (on an annual basis) of the average daily net assets of the Fund's Global Service class of shares held by the firm's clients. A financial services firm may charge its clients who purchase Global Service shares fees for services other than those provided under a Service Agreement. In addition, the Plan permits the Fund to reimburse certain expenses incurred by BISYS in distributing the Fund's Global Service class of shares. The total fees paid to financial services firms and the Distributor pursuant to the Plan in any fiscal year may not, however, exceed .25% (on an annual basis) of the average daily net assets of the Fund's Global Service class of shares. Because 12b-1 fees are an ongoing expense, they will increase the cost of a Fund investment, and over time, may cost an investor more than other types of sales charges.

DIVIDENDS AND DISTRIBUTIONS

The Fund will declare dividends daily and pay them monthly. Generally, investors will receive dividends on shares from (and including) the day upon which their purchase is effective to (but not including) the day upon which their redemption is effective. See "How to Buy Shares" and "How to Redeem Shares." Dividends from the Fund are automatically reinvested in additional shares of that Fund at net asset value.

TAXATION

In general, any dividends you receive from the Fund are taxable as ordinary income.

Every year, the Fund will send you information detailing the amount of ordinary income (and capital gains, if any) distributed to you for the previous year.

Shares of the Fund will generally not be a tax-efficient investment for non-U.S. shareholders.

By law, the Fund must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

This section summarizes some of the consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Your investment in the Fund could have additional tax consequences. Consult your tax advisor about the potential tax consequences of an investment in the Fund under all applicable tax laws.

OTHER INFORMATION

OTHER SECURITIES AND RISKS

The Fund's principal investment practices and risk factors are outlined in the description of the Fund beginning on page 1. Below are brief descriptions of other securities and practices, along with their associated risks.

SECURITIES RATINGS

When securities are rated by one or more independent rating agencies, the Fund uses these ratings to determine credit quality. In cases where a security has received a rating from only one independent rating agency, the Fund may rely on that rating. If a security has received ratings from two or more rating agencies and at least two of the ratings are equivalent, the Fund may rely on the two equivalent ratings even if the other ratings are lower. In cases where a security's two highest ratings are in conflicting categories, the Fund must follow the lower rating. If a security is unrated, the Fund may assign it to a given category based on its own credit research.

FOREIGN INVESTMENTS

Foreign money market instruments have more risk than their domestic counterparts, in part because foreign markets can have higher political and economic risk and because reliable information about foreign issuers may be less available. In addition, it may be more difficult to purchase and sell securities in foreign markets because of differing settlement and custody practices and costs.

REPURCHASE AGREEMENTS

The Fund may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

MASTER-FEEDER FUND STRUCTURE

Unlike many other mutual funds, which directly buy and manage their own portfolio securities, the Fund seeks to achieve its investment objectives by investing all its assets in the corresponding Portfolio of the International Currency Fund. Investors in the Fund will acquire an indirect interest in the Fund's underlying Portfolio.

Other "feeder" funds may also investment in the "master" Portfolio. This structure may enable the Fund to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from the master fund from different feeders may offset each other and produce a lower net cash flow.

The Fund may withdraw from its corresponding Portfolio at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage the Fund's assets directly if the Fund's Board of Trustees determines that such a course of action would be in shareholders' best interests.

Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller Fund over the operations of their underlying Portfolio.

Whenever a Portfolio holds a vote of its feeder funds, its corresponding Fund will pass the vote through to its own shareholders.

SYSTEMS-YEAR 2000

The services provided to the Fund and its shareholders by State Street, SSgAUK, BISYS and other service providers depend on the smooth functioning of their computer systems and those of their own service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. This problem could have a negative impact on the handling of securities trades, payment of interest and dividends and pricing and account services, among other Fund operations. Although at this time there can be no assurance that no harm to the Fund will result, State Street, SSgAUK, BISYS and the Fund's other service providers have advised the Fund that they have been actively working on necessary changes to their computer systems in anticipation of the year 2000 and expect that their systems, and those of their service providers, will be prepared for the event. Making the necessary preparations, however, remains the responsibility of each service provider. The Fund itself does not expect to incur any material expense to address the year 2000 problem.

                        SSGA INTERNATIONAL LIQUIDITY FUND

                              FINANCIAL HIGHLIGHTS

Contained below is the per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements. The financial highlights shown below are for the Five Arrows shares class of the U.S. Dollar Fund, which is not currently offered. During the periods show, the Fund had a lower investment advisory fee, and, unlike the Global Service Shares offered in this prospectus, Five Arrows shares were not subject to a 12b-1 fee.

U.S. DOLLAR FUND
FIVE ARROWS SHARES (d)

                                                                               FOR THE PERIOD
                                                                             FROM MARCH 26, 1997
                                                       FOR THE SIX MONTHS     (COMMENCEMENT OF
                                                       ENDED JUNE 30, 1998     OPERATIONS) TO
                                                           (UNAUDITED)        DECEMBER 31, 1997
                                                                 $                   $
PER SHARE OPERATING PERFORMANCE:

Net asset value per share, beginning of period               $     1.00       $       1.00

INCOME FROM INVESTMENT OPERATIONS:

    Net investment income                                          0.03               0.04
                                                             ----------       ------------

Total income from investment operations                            0.03               0.04
                                                             ----------       ------------

LESS DISTRIBUTIONS:

    Net investment income                                         (0.03)             (0.04)
                                                             ----------       ------------

Total distributions                                               (0.03)             (0.04)
                                                             ----------       ------------

Net asset value per share, end of period                     $     1.00       $       1.00
                                                             ----------       ------------

Total Return                                                       2.70%(b)           4.18%(b)
                                                             ----------       ------------

RATIOS/SUPPLEMENTAL DATA:

    Net assets, end of period ('000)                         $      483       $      8,269
    Ratio of expenses to average net assets                        0.28%(c)           0.28%(c)
    Ratio of net investment income to average net assets           6.66%(c)           5.33%(c)
       after reimbursements and waivers
    Ratio of expenses to average net assets(a)                     1.92%(c)           3.04%(c)
    Ratio of net investment income to average net assets           5.02%(c)           2.56%(c)

(a) During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(b)    Not annualized.
(c)    Annualized.
(d) Per share amounts and ratios/supplemental data reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the related portfolio.

{Back Cover Page}

ADDITIONAL INFORMATION

A Statement of Additional Information (SAI), which is incorporated by reference into (is legally part of) this prospectus, contains further information about the Fund. The Fund's most recent annual and semi-annual reports contain information about the Fund's investments.

You may request free of charge the current SAI or the most recent annual report and any succeeding semi-annual report, or other information about the Fund, by calling 1-800-824-3863 or writing to:

                     BISYS Fund Services Limited Partnership
                                3455 Stelzer Road
                             Columbus, OH 43219-3035

Please contact the broker-dealer or other financial services firm through whom you learned about the Fund or have purchased your Fund shares for information about purchases, sales or any other matters concerning your holdings or the Funds.

The SEC also makes available to the public reports and information about the Fund. Certain reports and information, including the SAI, are available on the SEC's website (http://www.sec.gov) or at the SEC's Public Reference Room in Washington, D.C. You may call 1-800-SEC-0330 to get information on the operations of the Public Reference Room or you may write to Public Reference Section, Washington, D.C. 20549-6009 to get information from the Public Reference Section. The Public Reference Section will charge a duplicating fee for copying and sending any information you request.


Investment Company Act File No. 811-07775.

                        SSGA INTERNATIONAL LIQUIDITY FUND
                              Canadian Dollar Fund

                                   Prospectus
                              Global Service Shares

                                 March __, 1999
















The Securities and Exchange Commission has not approved or disapproved of the Fund's shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

The Funds' shares are not deposits or obligations of State Street Bank and Trust Company. Furthermore, the Funds' shares are not guaranteed or insured by State Street Bank and Trust Company or insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. The shares involve possible loss of the amount invested.

                                    CONTENTS

                                                                         Page
                                                                         ----

The Fund's Investment Objectives............................................1

The Fund's Principal Investment Strategies..................................1

Principal Risks.............................................................1

Fees and Expenses...........................................................3

Investment Management.......................................................4

PRICING THE FUND'S SHARES...................................................4

HOW TO BUY SHARES...........................................................5
         Purchases - General................................................5
         Acceptance and Settlement..........................................5

HOW TO REDEEM SHARES........................................................6
         Redemptions - General..............................................6
         Redemptions - Settlement...........................................6
         Redemption Proceeds................................................6

ACCOUNT POLICIES............................................................7
         Purchasing By Wire.................................................7
         Financial Services Firms - Order Transmission and Payment..........7
         Accounts with Low Balances.........................................7

Distribution/Service Fees (12b-1 Plan)......................................7

DIVIDENDS AND DISTRIBUTIONS.................................................8

TAXATION ...................................................................8

OTHER INFORMATION...........................................................9
         Other Securities and Risks.........................................9
         Securities Ratings.................................................9
         Foreign Investments................................................9
         Repurchase Agreements..............................................9
         Master-Feeder Fund Structure.......................................9
         Regulatory Status.................................................10
         Systems-Year 2000.................................................10

Additional Information.....................................................11


                                       (i)

                              CANADIAN DOLLAR FUND
                              GLOBAL SERVICE SHARES

THE FUND'S INVESTMENT OBJECTIVES

The Fund seeks to maintain a high level of liquidity, to preserve capital and stability of principal expressed in the Canadian Dollar and, consistent with those objectives to earn current income.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

The Fund manages its investments subject to strict SEC guidelines, which are designed to enable the Fund to maintain a stable net asset value of one Euro per share. However, there is no guarantee that the Fund will do so.

All of the Fund's investments are short-term; the Fund's value weighted average portfolio maturity may not exceed 60 days. In addition, the Fund purchases only "first tier" securities denominated in the Canadian Dollar. Generally first tier securities are rated by firms such as Moody's and Standard & Poor's in their highest short-term major rating categories, or if unrated, are considered to be of equivalent quality by the investment manager.

The Fund's investments in bank instruments will usually include certificates of deposit, time deposits and acceptances. The Fund's holdings of corporate securities will typically include commercial paper, which is used for short-term borrowing, or longer term debt securities whose remaining maturities are thirteen months or less. In addition, the Fund may engage in repurchase agreements. The Fund invests more than 25% of its total assets in the banking industry.

The Fund invests substantially all of its assets in a corresponding Portfolio of the International Currency Fund, a registered investment company that has the same goals as the Fund. All investments in individual securities will be made at the level of the Portfolio. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of the underlying Portfolio it invests in. For simplicity, this Prospectus uses the term "Fund" to include the Fund's underlying Portfolio.

The Fund may adjust its holdings as market conditions and economic outlooks change.

PRINCIPAL RISKS

Because the Fund invests in high quality, short-term instruments denominated in the Canadian Dollar and manages its portfolio to maintain a stable share price, one risk associated with an investment in the Fund is the possibility of a decline in the Fund's yield. A decline in short-term Canadian interest rates would lower the Fund's yield. Among the situations which might cause short-term Canadian interest rates to fall are strong equity markets or a weak economy in Canada. In addition, although the Fund seeks to preserve a stable net asset value expressed in the Canadian Dollar, it is possible to lose money by investing in the Fund. Shares of the Fund are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the FDIC.

The Fund's net asset value will fluctuate when expressed in a currency other than the Canadian Dollar, primarily in response to changes in currency exchange rates. Furthermore, short-term interest rates paid on instruments denominated in the Canadian Dollar may be higher or lower than those paid on instruments denominated in other currencies.

The Fund is not "diversified" within the meaning of the Investment Company Act of 1940. This means that, compared with "diversified" funds, it may invest a relatively greater portion of its assets in any single issuer. As a result, the Fund may be more susceptible to negative developments affecting a single issuer.

PERFORMANCE

The Fund commenced operations on March ___, 1999.

For the Fund's current seven day yield, please call 1-800-824-3863.

                                FEES AND EXPENSES

SHAREHOLDER FEES(1)
Shareholder fees are fees paid directly from your investment.

Maximum Sales Charge (Load) imposed on Purchases..........................None
Maximum Deferred Sales Charge (Load)......................................None
Maximum Sales Charge (Load) imposed on
  Reinvested Dividends and other Distributions............................None
Redemption Fee ...........................................................None
Exchange Fee..............................................................None
Maximum Account Fee.......................................................None

Annual Fund Operating Expenses (as a percentage of average net assets)(2) Annual Fund Operating Expenses are deducted from the Fund's assets, and thus are paid indirectly by all the Fund's investors.

Management Fee............................................................0.25%
Distribution/Service (12b-1) Fees.........................................0.25%
Other Expenses............................................................0.94%
Total Annual Fund Operating Expenses(3)...................................1.44%

EXAMPLE

This Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest 10,000 Canadian Dollars in the Fund for the time periods shown and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                         1 Year      3 Years
                                                         ------      -------
Canadian Dollar Fund .................................    C$147     C$459

(1) Shareholder Fees do not reflect charges for optional shareholder services, such as the fee for wiring redemption proceeds. Broker-dealers and other authorized institutions acting on behalf of their clients may impose additional fees on investors such as account maintenance fees, compensating balance requirements, or fees based upon account transactions, assets or income.

(2) Annual Fund Operating Expenses shown in the table reflect expenses at both the Fund and the Portfolio level. "Other Expenses" are based on estimated amounts for the current fiscal year.

(3) The investment manager has voluntarily agreed to limit the annualized total fund operating expenses of the Fund to .50% of average net assets.

         The voluntary expense limitations are in effect through December 31, 1999. After that date, the investment manager may choose to continue, revise or discontinue the limitations. If the Fund's expense limitation is removed or revised upward, total return to its shareholders will decrease to the extent the Fund's expenses are greater than the amount of the former limitation. Taking into account the effect of the expense limitations, Management Fees, Distribution/Service (12b-1) Fees, Other Expenses and Total Annual Fund Operating Expenses for the Fund would be as follows:


         Management Fee..............................................0.00%
         Distribution/Service (12b-1) Fees...........................0.25%
         Other Expenses..............................................0.25%
         Total Annual Fund Operating Expenses........................0.50%


INVESTMENT MANAGEMENT

State Street Bank and Trust Company (State Street), 225 Franklin Street, Boston, MA 02110, through its division State Street Global Advisors, serves as the Fund's investment manager. State Street has engaged State Street Global Advisors United Kingdom Limited (SSgAUK), 1 Canada Square, Canary Wharf, London E14 5AF, an indirect wholly owned subsidiary of State Street to be responsible for day-to-day management of the Fund's investment program. The Fund pays an annual fee of .25% of its average daily net assets for the services provided by State Street and SSgAUK. State Street currently pays one-half of the fee it receives from the Fund to SSgAUK for acting as sub-adviser.

State Street is one of the largest providers of securities processing and recordkeeping services for US mutual funds and pension funds. State Street Global Advisors is the investment management business of State Street, a 200 year old pioneer and leader in the world of financial services. State Street Global Advisors is a wholly owned indirect subsidiary of State Street Corporation, a publicly held bank holding company. State Street, with over US$422 billion under management as of September 30, 1998, provides complete global investment management services from offices in the United States and worldwide.

PRICING THE FUND'S SHARES

The Fund expresses its share price in the Canadian Dollar. The Fund's share price is its assets minus its liabilities (net asset value or NAV), divided by the total number of shares of the Fund outstanding. The Fund calculates its share price once each day it is open for business at 11:00 a.m. U.S. Eastern Time.

The Fund is open for business from 9:00 a.m. to 5:00 p.m. U.S. Eastern Time on any day on which the New York Stock Exchange (the "NYSE") is open for trading or banks in New York City are open for business. In other words, the Fund will be open for business every day except for Saturdays, Sundays, and holidays which are observed by both the NYSE and New York City banks.

In calculating the value of its shares, the Fund uses the amortized cost method of valuation. This method involves valuing an instrument initially at its cost and then amortizing any premium or discount at a constant rate until maturity. However, when the Fund believes that use of amortized cost valuation may dilute or adversely affect its shareholders, the Fund may take appropriate action to eliminate or reduce the extent of any dilution or unfairness.

HOW TO BUY SHARES

PURCHASES - GENERAL

Investors may buy shares of the Fund's Global Service class only through financial services firms who have made the necessary arrangements with the Fund's distributor, BISYS Fund Services Limited Partnership (BISYS). Contact your financial services firm directly for appropriate purchase instructions. Financial services firms may charge fees in connection with a Fund investment for services they provide in addition to those provided in connection with the Fund's 12b-1 Plan (discussed below). Please obtain information on these fees from your financial services firm and review it prior to making a Fund investment.

The minimum initial investment in the Fund's Global Service Shares is C$10 million.

The distributor processes purchases of the Fund's Global Service shares at the share price of the relevant Fund next determined after the distributor receives a purchase order in the appropriate form and accepts it. If the distributor does not receive a purchase order for Fund shares by [5:00 p.m.] U.S. Eastern time on a Fund business day, the distributor will treat the order as being received on the Fund's next business day:

On days when a trading market for the Canadian Dollar and/or the Fund's custodian or the distributor close early due to a partial holiday or otherwise, the Fund may advance the times at which the distributor must receive purchase (and redemption) orders.

Purchases of the Fund's shares must be made by wire in Canadian Dollars and may only be made when the wire system designated for use in transmitting money to the Fund permits the timely transmission of funds that are immediately available to the Fund for investment purposes. Prospective or current investors must transmit purchase orders through their financial services firm. Please see the section "Purchasing By Wire" and the Application Agreement for further details.

ACCEPTANCE AND SETTLEMENT

The Fund may accept or reject any purchase order in whole or in part. Investors will be entitled to any dividends declared or income earned on the day when their purchase orders settle provided (a) the Fund has received the amount of the purchase order denominated in Canadian Dollars by the close of business on the settlement date and (b) that amount is immediately available for investment by the Fund.

         - Purchase orders for shares of the Fund received prior to 11:00 a.m. U.S. Eastern Time on a Fund business day will settle on that same day (or the next Toronto Banking Day thereafter if that Fund business day is not a Toronto Banking Day).

                  A Toronto Banking Day is every day except Saturdays, Sundays and holidays observed by banks in Toronto.

For any purchase order, if the Fund does not receive immediately available funds equal to the purchase amount by the close of the Fund business day on the date the purchase order settles, the Fund may, in its sole discretion, cancel the order and hold the purchaser and/or the financial services firm through which the order was placed responsible for any loss and other costs incurred by the distributor and/or the Fund.

Investors who may need a stock certificate to evidence their ownership of Fund shares should note that the Fund records share ownership by the book entry method and does not issue share certificates.


HOW TO REDEEM SHARES

REDEMPTIONS - GENERAL

Shareholders must make all requests to sell Global Service shares through the financial services firms that maintain their Fund accounts. As with Fund purchases, financial services firms may establish procedures and charge fees for Fund redemptions. Investors should acquaint themselves with these requirements well before they anticipate the need to sell Fund shares. Financial services firms may request redemptions for their clients by contacting BISYS Fund Services, Inc., the Fund's transfer agent, on a Fund business day during the Fund's hours of operation.

REDEMPTIONS - SETTLEMENT

Redemptions of Fund shares will be effected on Fund business days in accordance with the following procedures, and only when the wire system designated for use in transmitting money from the relevant Fund permits the timely transmission of redemption proceeds.

         -        Redemption requests for the Fund received prior to 11:00 a.m.
                  U.S. Eastern Time on a Fund business day will settle that same day (or the next Toronto Banking Day thereafter if that Fund business day is not a Toronto Banking Day).

If the Fund does not receive a redemption prior to the applicable time listed above, the Fund will treat the request as having been received the next following Fund business day. As with the purchase of Fund shares, the Fund may advance the times by which redemption orders must be received. Shareholders will be entitled to any dividends declared or income earned up to and including the day before the day on which the redemption request is scheduled to settle.

REDEMPTION PROCEEDS

Under ordinary circumstances, all redemption requests are treated as requests for redemption in the normal course in Canadian Dollars. However, if the investment manager believes that market conditions preclude the Fund from making prompt payment in Canadian Dollars, the Fund may pay redemption proceeds wholly or partly in readily marketable portfolio securities or can take up to seven days to pay redemption proceeds (or longer if permitted by the SEC). The Fund must nevertheless pay redemption proceeds in currency without regard to market conditions if the shareholder is redeeming no more than the lesser of (a) the equivalent of US$250,000 or (b) 1% of the Fund's net assets during any 90-day period.

Except as provided below, all redemptions in currency will be made by wire transfer on the settlement day in Canadian Dollars through a recognized electronic funds transfer system which handles that currency. A shareholder's account is subject to a charge of C$20 for each wire redemption. Banks receiving redemption proceeds by wire may also impose charges.

If a redemption request does not meet the minimum amount and other requirements for sending currency through the electronic funds transfer system employed by the Fund, redemption proceeds will be paid by check sent by mail. Redemption proceeds will be directed to the shareholder's account at the shareholder's financial services firm.

ACCOUNT POLICIES

PURCHASING BY WIRE

Before placing purchase orders, investors should acquaint themselves with the requirements for using the wire system designated for transferring money to the Fund in which they wish to invest. Investors should also verify that the financial institution sending the purchase payment has access to the appropriate system. It is essential that complete information, regarding the investor's account, accompany all wire instructions in order to facilitate the prompt and accurate handling of investments. Investors may obtain, from their financial services firm, further information about remitting funds by wire and any fees that may be imposed for so doing. The Fund does not impose a fee for receiving payment by wire.

FINANCIAL SERVICES FIRMS - ORDER TRANSMISSION AND PAYMENT

Financial services firms who purchase and redeem Fund shares for their clients are acting on behalf of their customers and not on behalf of the Fund. As a consequence, financial services firms are responsible for placing their clients' purchase and redemption orders promptly and for delivering the funds necessary to settle those orders by the applicable time.

ACCOUNTS WITH LOW BALANCES

The Fund may redeem a shareholder's account upon at least 60 days' written notice to the shareholder if the account does not have in any Fund shares with a net asset value equal to or greater than C$10 million. During the 60-day period, a shareholder may avoid automatic redemption by investing in any Fund an amount sufficient to increase the net asset value of the account's shares of the Fund to the applicable Initial Investment Minimum.

DISTRIBUTION/SERVICE FEES (12B-1 PLAN)

The Fund has adopted a 12b-1 Plan for its Global Service class of shares which allows the Fund to use its assets to pay certain service fees and distribution expenses incurred by this class of its shares. (This type of plan is named after the rule under the securities laws which permits it.) The 12b-1 Plan provides for the Fund to compensate financial service firms

(which may include affiliates of the investment manager or the administrator) who enter into Service Agreements to provide account administration services to their clients who are shareholders. The service fees paid to a financial services firm will be .25% (on an annual basis) of the average daily net assets of the Fund's Global Service class of shares held by the firm's clients. A financial services firm may charge its clients who purchase Global Service shares fees for services other than those provided under a Service Agreement. In addition, the Plan permits the Fund to reimburse certain expenses incurred by BISYS in distributing the Fund's Global Service class of shares. The total fees paid to financial services firms and the Distributor pursuant to the Plan in any fiscal year may not, however, exceed .25% (on an annual basis) of the average daily net assets of the Fund's Global Service class of shares. Because 12b-1 fees are an ongoing expense, they will increase the cost of a Fund investment, and over time, may cost an investor more than other types of sales charges.

DIVIDENDS AND DISTRIBUTIONS

The Fund will declare dividends daily and pay them monthly. Generally, investors will receive dividends on shares from (and including) the day upon which their purchase is effective to (but not including) the day upon which their redemption is effective. See "How to Buy Shares" and "How to Redeem Shares." Dividends from the Fund are automatically reinvested in additional shares of that Fund at net asset value.

TAXATION

In general, any dividends you receive from the Fund are taxable as ordinary income.

Every year, the Fund will send you information detailing the amount of ordinary income (and capital gains, if any) distributed to you for the previous year.

The Fund will determine its income in Canadian Dollars and will translate its net income for each year from Canadian Dollars into U.S. Dollars for U.S. Federal income tax purposes. While the Fund calculates its income without recognizing currency gain or loss, U.S. shareholders of the Fund generally will recognize gain or loss on a sale or redemption of shares as a result of fluctuations in the relative values of the U.S. Dollar and the Canadian Dollar that occur between the date of acquisition and the date of disposition. In general, that gain or loss will be capital gain or loss.

Shares of the Fund will generally not be a tax-efficient investment for non-U.S. shareholders.

By law, the Fund must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

This section summarizes some of the consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Your investment in the Fund could have additional tax consequences. Consult your tax advisor about the potential tax consequences of an investment in the Fund under all applicable tax laws.

OTHER INFORMATION

OTHER SECURITIES AND RISKS

The Fund's principal investment practices and risk factors are outlined in the description of the Fund beginning on page 1. Below are brief descriptions of other securities and practices, along with their associated risks.

SECURITIES RATINGS

When securities are rated by one or more independent rating agencies, the Fund uses these ratings to determine credit quality. In cases where a security has received a rating from only one independent rating agency, the Fund may rely on that rating. If a security has received ratings from two or more rating agencies and at least two of the ratings are equivalent, the Fund may rely on the two equivalent ratings even if the other ratings are lower. In cases where a security's two highest ratings are in conflicting categories, the Fund must follow the lower rating. If a security is unrated, the Fund may assign it to a given category based on its own credit research.

FOREIGN INVESTMENTS

Foreign money market instruments have more risk than their domestic counterparts, in part because foreign markets can have higher political and economic risk and because reliable information about foreign issuers may be less available. In addition, it may be more difficult to purchase and sell securities in foreign markets because of differing settlement and custody practices and costs.

REPURCHASE AGREEMENTS

The Fund may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

MASTER-FEEDER FUND STRUCTURE

Unlike many other mutual funds, which directly buy and manage their own portfolio securities, the Fund seeks to achieve its investment objectives by investing all its assets in the corresponding Portfolio of the International Currency Fund. Investors in the Fund will acquire an indirect interest in the Fund's underlying Portfolio.

Other "feeder" funds may also investment in the "master" Portfolio. This structure may enable the Fund to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from the master fund from different feeders may offset each other and produce a lower net cash flow.

The Fund may withdraw from its corresponding Portfolio at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage the

Fund's assets directly if the Fund's Board of Trustees determines that such a course of action would be in shareholders' best interests.

Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller Fund over the operations of their underlying Portfolio.

Whenever a Portfolio holds a vote of its feeder funds, its corresponding Fund will pass the vote through to its own shareholders.

REGULATORY STATUS

Although the Fund is treated as a money market fund for most purposes, it is not a money market fund for purposes of investment restrictions applicable to other investment companies. In addition, banks, insurance companies and other entities subject to government regulation should consult their legal advisers before concluding that the Fund is a "money market fund" under any applicable regulation.

SYSTEMS-YEAR 2000

The services provided to the Fund and its shareholders by State Street, SSgAUK, BISYS and other service providers depend on the smooth functioning of their computer systems and those of their own service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. This problem could have a negative impact on the handling of securities trades, payment of interest and dividends and pricing and account services, among other Fund operations. Although at this time there can be no assurance that no harm to the Fund will result, State Street, SSgAUK, BISYS and the Fund's other service providers have advised the Fund that they have been actively working on necessary changes to their computer systems in anticipation of the year 2000 and expect that their systems, and those of their service providers, will be prepared for the event. Making the necessary preparations, however, remains the responsibility of each service provider. The Fund itself does not expect to incur any material expense to address the year 2000 problem.

{Back Cover Page}

ADDITIONAL INFORMATION

A Statement of Additional Information (SAI), which is incorporated by reference into (is legally part of) this prospectus, contains further information about the Fund. The Fund's most recent annual and semi-annual reports contain information about the Fund's investments.

You may request free of charge the current SAI or the most recent annual report and any succeeding semi-annual report, or other information about the Fund, by calling 1-800-824-3863 or writing to:

                     BISYS Fund Services Limited Partnership
                                3455 Stelzer Road
                             Columbus, OH 43219-3035

Please contact the broker-dealer or other financial services firm through whom you learned about the Fund or have purchased your Fund shares for information about purchases, sales or any other matters concerning your holdings or the Funds.

The SEC also makes available to the public reports and information about the Fund. Certain reports and information, including the SAI, are available on the SEC's website (http://www.sec.gov) or at the SEC's Public Reference Room in Washington, D.C. You may call 1-800-SEC-0330 to get information on the operations of the Public Reference Room or you may write to Public Reference Section, Washington, D.C. 20549-6009 to get information from the Public Reference Section. The Public Reference Section will charge a duplicating fee for copying and sending any information you request.


Investment Company Act File No. 811-07775.

                        SSGA INTERNATIONAL LIQUIDITY FUND
                                    Euro Fund

                                   Prospectus
                              Global Service Shares

                                 March __, 1999
















The Securities and Exchange Commission has not approved or disapproved of the Fund's shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

The Funds' shares are not deposits or obligations of State Street Bank and Trust Company. Furthermore, the Funds' shares are not guaranteed or insured by State Street Bank and Trust Company or insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. The shares involve possible loss of the amount invested.

                                    CONTENTS

                                                                          Page
                                                                          ----

The Fund's Investment Objectives.............................................1

The Fund's Principal Investment Strategies...................................1

Principal Risks..............................................................1

Fees and Expenses............................................................3

Investment Management........................................................4

PRICING THE FUND'S SHARES....................................................4

HOW TO BUY SHARES............................................................5
         Purchases - General.................................................5
         Acceptance and Settlement...........................................5

HOW TO REDEEM SHARES.........................................................6
         Redemptions - General...............................................6
         Redemptions - Settlement............................................6
         Redemption Proceeds.................................................6

ACCOUNT POLICIES.............................................................7
         Purchasing By Wire..................................................7
         Financial Services Firms - Order Transmission and Payment...........7
         Accounts with Low Balances..........................................7

Distribution/Service Fees (12b-1 Plan).......................................7

DIVIDENDS AND DISTRIBUTIONS..................................................8

TAXATION ....................................................................8

OTHER INFORMATION............................................................8
         Other Securities and Risks..........................................8
         Securities Ratings..................................................9
         Foreign Investments.................................................9
         Repurchase Agreements...............................................9
         Master-Feeder Fund Structure........................................9
         Regulatory Status..................................................10
         Systems-Year 2000..................................................10

Additional Information......................................................11


                                       (i)

                                    EURO FUND
                              GLOBAL SERVICE SHARES

THE FUND'S INVESTMENT OBJECTIVES

The Fund seeks to maintain a high level of liquidity, to preserve capital and stability of principal expressed in the Euro and, consistent with those objectives to earn current income.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

The Fund manages its investments subject to strict SEC guidelines, which are designed to enable the Fund to maintain a stable net asset value of one Euro per share. However, there is no guarantee that the Fund will do so.

All of the Fund's investments are short-term; the Fund's value weighted average portfolio maturity may not exceed 60 days. In addition, the Fund purchases only "first tier" securities denominated in the Euro. Generally first tier securities are rated by firms such as Moody's and Standard & Poor's in their highest short-term major rating categories, or if unrated, are considered to be of equivalent quality by the investment manager.

The Fund's investments in bank instruments will usually include certificates of deposit, time deposits and acceptances. The Fund's holdings of corporate securities will typically include commercial paper, which is used for short-term borrowing, or longer term debt securities whose remaining maturities are thirteen months or less. In addition, the Fund may engage in repurchase agreements. The Fund invests more than 25% of its total assets in the banking industry.

The Fund invests substantially all of its assets in a corresponding Portfolio of the International Currency Fund, a registered investment company that has the same goals as the Fund. All investments in individual securities will be made at the level of the Portfolio. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of the underlying Portfolio it invests in. For simplicity, this Prospectus uses the term "Fund" to include the Fund's underlying Portfolio.

The Fund may adjust its holdings as market conditions and economic outlooks change.

PRINCIPAL RISKS

Because the Fund invests in high quality, short-term instruments denominated in the Euro and manages its portfolio to maintain a stable share price, one risk associated with an investment in the Fund is the possibility of a decline in the Fund's yield. A decline in short-term interest rates for the countries participating in the Euro would lower the Fund's yield. Among the situations which might cause short-term interest rates for the countries participating in the Euro to fall are strong equity markets or a weak economies in those countries. In addition, although the Fund seeks to preserve a stable net asset value expressed in the Euro, it is possible to lose money by investing in the Fund. Shares of the Fund are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the FDIC.

The Euro is a new currency that was created on January 1, 1999 by the action of eleven participating countries. Full monetary union among these countries is not scheduled to occur until mid-2002 and during the interim period their pre-existing currencies will continue to exist as legal tender. Although the participating countries are bound by treaty to complete the process of monetary union, there can be no absolute assurance that they will do so. Several European countries, including the United Kingdom and Switzerland, have not adopted the Euro as their currency.

European monetary union represents an effort of historic breadth and complexity that is likely to have far-reaching political, economic and social consequences, many of which cannot be accurately predicted at this time. It is expected to reshape the financial markets, banking systems and monetary policies of most countries in Europe and in other parts of the world. Systems for trading, clearing and settling Euro-denominated securities are newly developed and market conventions are still evolving. Any of these factors could adversely affect the value of the Fund's investments.

The Fund's net asset value will fluctuate when expressed in a currency other than the Euro, primarily in response to changes in currency exchange rates. Furthermore, short-term interest rates paid on instruments denominated in the Euro may be higher or lower than those paid on instruments denominated in other currencies.

The Fund is not "diversified" within the meaning of the Investment Company Act of 1940. This means that, compared with "diversified" funds, it may invest a relatively greater portion of its assets in any single issuer. As a result, the Fund may be more susceptible to negative developments affecting a single issuer.

PERFORMANCE

The Fund commenced operations on March ___, 1999.

For the Fund's current seven day yield, please call 1-800-824-3863.

                                FEES AND EXPENSES

SHAREHOLDER FEES(1)
Shareholder fees are fees paid directly from your investment.

Maximum Sales Charge (Load) imposed on Purchases..........................None
Maximum Deferred Sales Charge (Load)......................................None
Maximum Sales Charge (Load) imposed on
  Reinvested Dividends and other Distributions............................None
Redemption Fee ...........................................................None
Exchange Fee..............................................................None
Maximum Account Fee.......................................................None

Annual Fund Operating Expenses (as a percentage of average net assets)(2) Annual Fund Operating Expenses are deducted from the Fund's assets, and thus are paid indirectly by all the Fund's investors.


Management Fee.........................................................0.25%
Distribution/Service (12b-1) Fees......................................0.25%
Other Expenses.........................................................0.50%
Total Annual Fund Operating Expenses(3)................................1.00%

EXAMPLE

This Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest 10,000 Euros in the Fund for the time periods shown and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                        1 Year      3 Years
Euro Fund ............................................    E102      E318

(1) Shareholder Fees do not reflect charges for optional shareholder services, such as the fee for wiring redemption proceeds. Broker-dealers and other authorized institutions acting on behalf of their clients may impose additional fees on investors such as account maintenance fees, compensating balance requirements, or fees based upon account transactions, assets or income.

(2) Annual Fund Operating Expenses shown in the table reflect expenses at both the Fund and the Portfolio level. "Other Expenses" are based on estimated amounts for the current fiscal year.

(3) The investment manager has voluntarily agreed to limit the annualized total fund operating expenses of the Fund to .50% of average net assets.

         The voluntary expense limitations are in effect through December 31, 1999. After that date, the investment manager may choose to continue, revise or discontinue the limitations. If the Fund's expense limitation is removed or revised upward, total return to its shareholders will decrease to the extent the Fund's expenses are greater than the amount of the former limitation. Taking into account the effect of the expense limitations, Management Fees, Distribution/Service (12b-1) Fees, Other Expenses and Total Annual Fund Operating Expenses for the Fund would be as follows:

         Management Fee..................................................0.00%
         Distribution/Service (12b-1) Fees...............................0.25%
         Other Expenses..................................................0.25%
         Total Annual Fund Operating Expenses............................0.50%


INVESTMENT MANAGEMENT

State Street Bank and Trust Company (State Street), 225 Franklin Street, Boston, MA 02110, through its division State Street Global Advisors, serves as the Fund's investment manager. State Street has engaged State Street Global Advisors United Kingdom Limited (SSgAUK), 1 Canada Square, Canary Wharf, London E14 5AF, an indirect wholly owned subsidiary of State Street to be responsible for day-to-day management of the Fund's investment program. The Fund pays an annual fee of .25% of its average daily net assets for the services provided by State Street and SSgAUK. State Street currently pays one-half of the fee it receives from the Fund to SSgAUK for acting as sub-adviser.

State Street is one of the largest providers of securities processing and recordkeeping services for US mutual funds and pension funds. State Street Global Advisors is the investment management business of State Street, a 200 year old pioneer and leader in the world of financial services. State Street Global Advisors is a wholly owned indirect subsidiary of State Street Corporation, a publicly held bank holding company. State Street, with over US$422 billion under management as of September 30, 1998, provides complete global investment management services from offices in the United States and worldwide.

PRICING THE FUND'S SHARES

The Fund expresses its share price in the Euro. The Fund's share price is its assets minus its liabilities (net asset value or NAV), divided by the total number of shares of the Fund outstanding. The Fund calculates its share price once each day it is open for business at 10:30 a.m. London Time (generally 5:30 a.m. U.S. Eastern Time).

The Fund is open for business from 9:00 a.m. to 5:00 p.m. U.S. Eastern Time on any day on which the New York Stock Exchange (the "NYSE") is open for trading or banks in New York City are open for business. In other words, the Fund will be open for business every day except for Saturdays, Sundays, and holidays which are observed by both the NYSE and New York City banks.

In calculating the value of its shares, the Fund uses the amortized cost method of valuation. This method involves valuing an instrument initially at its cost and then amortizing any premium or discount at a constant rate until maturity. However, when the Fund believes that use of amortized cost valuation may dilute or adversely affect its shareholders, the Fund may take appropriate action to eliminate or reduce the extent of any dilution or unfairness.

HOW TO BUY SHARES

PURCHASES - GENERAL

Investors may buy shares of the Fund's Global Service class only through financial services firms who have made the necessary arrangements with the Fund's distributor, BISYS Fund Services Limited Partnership (BISYS). Contact your financial services firm directly for appropriate purchase instructions. Financial services firms may charge fees in connection with a Fund investment for services they provide in addition to those provided in connection with the Fund's 12b-1 Plan (discussed below). Please obtain information on these fees from your financial services firm and review it prior to making a Fund investment.

The minimum initial investment in the Fund's Global Service Shares is E10 million.

The distributor processes purchases of the Fund's Global Service shares at the share price of the relevant Fund next determined after the distributor receives a purchase order in the appropriate form and accepts it. If the distributor does not receive a purchase order for Fund shares by [5:00 p.m.] U.S. Eastern time on a Fund business day, the distributor will treat the order as being received on the Fund's next business day:

On days when a trading market for the Euro and/or the Fund's custodian or the distributor close early due to a partial holiday or otherwise, the Fund may advance the times at which the distributor must receive purchase (and redemption) orders.

Purchases of the Fund's shares must be made by wire in the Euro and may only be made when the wire system designated for use in transmitting money to the Fund permits the timely transmission of funds that are immediately available to the Fund for investment purposes. Prospective or current investors must transmit purchase orders through their financial services firm. Please see the section "Purchasing By Wire" and the Application Agreement for further details.

ACCEPTANCE AND SETTLEMENT

The Fund may accept or reject any purchase order in whole or in part. Investors will be entitled to any dividends declared or income earned on the day when their purchase orders settle provided (a) the Fund has received the amount of the purchase order denominated in the Euro by [the close of business] on the settlement date and (b) that amount is immediately available for investment by the Fund.

         - Purchase orders for shares of the Euro Fund received prior to 5:00 p.m. U.S. Eastern Time on a Fund business day will settle on the following Paris/Frankfurt Banking Day (or the next Paris/Frankfurt Banking Day thereafter if that Fund business day is not a Paris/Frankfurt Banking Day).

                  A Paris/Frankfurt Banking Day is every day except Saturdays, Sundays and holidays observed by banks in either city.

For any purchase order, if the Fund does not receive immediately available funds equal to the purchase amount by the close of the Fund business day on the date the purchase order settles, the Fund may, in its sole discretion, cancel the order and hold the purchaser and/or the financial services firm through which the order was placed responsible for any loss and other costs incurred by the distributor and/or the Fund.

Investors who may need a stock certificate to evidence their ownership of Fund shares should note that the Fund records share ownership by the book entry method and does not issue share certificates.


HOW TO REDEEM SHARES

REDEMPTIONS - GENERAL

Shareholders must make all requests to sell Global Service shares through the financial services firms that maintain their Fund accounts. As with Fund purchases, financial services firms may establish procedures and charge fees for Fund redemptions. Investors should acquaint themselves with these requirements well before they anticipate the need to sell Fund shares. Financial services firms may request redemptions for their clients by contacting BISYS Fund Services, Inc., the Fund's transfer agent, on a Fund business day during the Fund's hours of operation.

REDEMPTIONS - SETTLEMENT

Redemptions of Fund shares will be effected on Fund business days in accordance with the following procedures, and only when the wire system designated for use in transmitting money from the relevant Fund permits the timely transmission of redemption proceeds.

         - Redemption requests for the Euro Fund received prior to 5:00 p.m. U.S. Eastern Time on a Fund business day will settle on the following Paris/Frankfurt Banking Day (or the next Paris/Frankfurt Banking Day thereafter if that Fund business day is not a Paris/Frankfurt Banking Day).

If the Fund does not receive a redemption prior to the applicable time listed above, the Fund will treat the request as having been received the next following Fund business day. As with the purchase of Fund shares, the Fund may advance the times by which redemption orders must be received. Shareholders will be entitled to any dividends declared or income earned up to and including the day before the day on which the redemption request is scheduled to settle.

REDEMPTION PROCEEDS

Under ordinary circumstances, all redemption requests are treated as requests for redemption in the normal course in Euro. However, if the investment manager believes that market conditions preclude the Fund from making prompt payment in Euro, the Fund may pay redemption proceeds wholly or partly in readily marketable portfolio securities or can take up to seven days to pay redemption proceeds (or longer if permitted by the SEC). The Fund must nevertheless pay redemption proceeds in currency without regard to market conditions if the shareholder is redeeming no more than the lessor of (a) the equivalent of US$250,000 or (b) 1% of the Fund's net assets during any 90-day period.

Except as provided below, all redemptions in currency will be made by wire transfer on the settlement day in Euro through a recognized electronic funds transfer system which handles that currency. A shareholder's account is subject to a charge of E20 for each wire redemption. Banks receiving redemption proceeds by wire may also impose charges.

If a redemption request does not meet the minimum amount and other requirements for sending currency through the electronic funds transfer system employed by the Fund, redemption proceeds will be paid by check sent by mail. Redemption proceeds will be directed to the shareholder's account at the shareholder's financial services firm.

ACCOUNT POLICIES

PURCHASING BY WIRE

Before placing purchase orders, investors should acquaint themselves with the requirements for using the wire system designated for transferring money to the Fund in which they wish to invest. Investors should also verify that the financial institution sending the purchase payment has access to the appropriate system. It is essential that complete information, regarding the investor's account, accompany all wire instructions in order to facilitate the prompt and accurate handling of investments. Investors may obtain, from their financial services firm, further information about remitting funds by wire and any fees that may be imposed for so doing. The Fund does not impose a fee for receiving payment by wire.

FINANCIAL SERVICES FIRMS - ORDER TRANSMISSION AND PAYMENT

Financial services firms who purchase and redeem Fund shares for their clients are acting on behalf of their customers and not on behalf of the Fund. As a consequence, financial services firms are responsible for placing their clients' purchase and redemption orders promptly and for delivering the funds necessary to settle those orders by the applicable time.

ACCOUNTS WITH LOW BALANCES

The Fund may redeem a shareholder's account upon at least 60 days' written notice to the shareholder if the account does not have in any Fund shares with a net asset value equal to or greater than E10 million. During the 60-day period, a shareholder may avoid automatic redemption by investing in any Fund an amount sufficient to increase the net asset value of the account's shares of the Fund to the applicable Initial Investment Minimum.

DISTRIBUTION/SERVICE FEES (12b-1 PLAN)

The Fund has adopted a 12b-1 Plan for its Global Service class of shares which allows the Fund to use its assets to pay certain service fees and distribution expenses incurred by this class of its shares. (This type of plan is named after the rule under the securities laws which permits it.) The 12b-1 Plan provides for the Fund to compensate financial service firms

(which may include affiliates of the investment manager or the administrator) who enter into Service Agreements to provide account administration services to their clients who are shareholders. The service fees paid to a financial services firm will be .25% (on an annual basis) of the average daily net assets of the Fund's Global Service class of shares held by the firm's clients. A financial services firm may charge its clients who purchase Global Service shares fees for services other than those provided under a Service Agreement. In addition, the Plan permits the Fund to reimburse certain expenses incurred by BISYS in distributing the Fund's Global Service class of shares. The total fees paid to financial services firms and the Distributor pursuant to the Plan in any fiscal year may not, however, exceed .25% (on an annual basis) of the average daily net assets of the Fund's Global Service class of shares. Because 12b-1 fees are an ongoing expense, they will increase the cost of a Fund investment, and over time, may cost an investor more than other types of sales charges.

DIVIDENDS AND DISTRIBUTIONS

The Fund will declare dividends daily and pay them monthly. Generally, investors will receive dividends on shares from (and including) the day upon which their purchase is effective to (but not including) the day upon which their redemption is effective. See "How to Buy Shares" and "How to Redeem Shares." Dividends from the Fund are automatically reinvested in additional shares of that Fund at net asset value.

TAXATION

In general, any dividends you receive from the Fund are taxable as ordinary income.

Every year, the Fund will send you information detailing the amount of ordinary income (and capital gains, if any) distributed to you for the previous year.

The Fund will determine its income in the Euro and will translate its net income for each year from Euro into U.S. Dollars for U.S. Federal income tax purposes. While the Fund calculates its income without recognizing currency gain or loss, U.S. shareholders of the Fund generally will recognize gain or loss on a sale or redemption of shares as a result of fluctuations in the relative values of the U.S. Dollar and the Euro that occur between the date of acquisition and the date of disposition. In general, that gain or loss will be capital gain or loss.

Shares of the Fund will generally not be a tax-efficient investment for non-U.S. shareholders.

By law, the Fund must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

This section summarizes some of the consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Your investment in the Fund could have additional tax consequences. Consult your tax advisor about the potential tax consequences of an investment in the Fund under all applicable tax laws.

OTHER INFORMATION

OTHER SECURITIES AND RISKS

The Fund's principal investment practices and risk factors are outlined in the description of the Fund beginning on page 1. Below are brief descriptions of other securities and practices, along with their associated risks.

SECURITIES RATINGS

When securities are rated by one or more independent rating agencies, the Fund uses these ratings to determine credit quality. In cases where a security has received a rating from only one independent rating agency, the Fund may rely on that rating. If a security has received ratings from two or more rating agencies and at least two of the ratings are equivalent, the Fund may rely on the two equivalent ratings even if the other ratings are lower. In cases where a security's two highest ratings are in conflicting categories, the Fund must follow the lower rating. If a security is unrated, the Fund may assign it to a given category based on its own credit research.

FOREIGN INVESTMENTS

Foreign money market instruments have more risk than their domestic counterparts, in part because foreign markets can have higher political and economic risk and because reliable information about foreign issuers may be less available. In addition, it may be more difficult to purchase and sell securities in foreign markets because of differing settlement and custody practices and costs.

REPURCHASE AGREEMENTS

The Fund may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

MASTER-FEEDER FUND STRUCTURE

Unlike many other mutual funds, which directly buy and manage their own portfolio securities, the Fund seeks to achieve its investment objectives by investing all its assets in the corresponding Portfolio of the International Currency Fund. Investors in the Fund will acquire an indirect interest in the Fund's underlying Portfolio.

Other "feeder" funds may also investment in the "master" Portfolio. This structure may enable the Fund to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from the master fund from different feeders may offset each other and produce a lower net cash flow.

The Fund may withdraw from its corresponding Portfolio at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage the Fund's assets directly if the Fund's Board of Trustees determines that such a course of action would be in shareholders' best interests.

Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller Fund over the operations of their underlying Portfolio.

Whenever a Portfolio holds a vote of its feeder funds, its corresponding Fund will pass the vote through to its own shareholders.

REGULATORY STATUS

Although the Fund is treated as a money market fund for most purposes, it is not a money market fund for purposes of investment restrictions applicable to other investment companies. In addition, banks, insurance companies and other entities subject to government regulation should consult their legal advisers before concluding that the Fund is a "money market fund" under any applicable regulation.

SYSTEMS-YEAR 2000

The services provided to the Fund and its shareholders by State Street, SSgAUK, BISYS and other service providers depend on the smooth functioning of their computer systems and those of their own service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. This problem could have a negative impact on the handling of securities trades, payment of interest and dividends and pricing and account services, among other Fund operations. Although at this time there can be no assurance that no harm to the Fund will result, State Street, SSgAUK, BISYS and the Fund's other service providers have advised the Fund that they have been actively working on necessary changes to their computer systems in anticipation of the year 2000 and expect that their systems, and those of their service providers, will be prepared for the event. Making the necessary preparations, however, remains the responsibility of each service provider. The Fund itself does not expect to incur any material expense to address the year 2000 problem.

{Back Cover Page}

ADDITIONAL INFORMATION

A Statement of Additional Information (SAI), which is incorporated by reference into (is legally part of) this prospectus, contains further information about the Fund. The Fund's most recent annual and semi-annual reports contain information about the Fund's investments.

You may request free of charge the current SAI or the most recent annual report and any succeeding semi-annual report, or other information about the Fund, by calling 1-800-824-3863 or writing to:

                     BISYS Fund Services Limited Partnership
                                3455 Stelzer Road
                             Columbus, OH 43219-3035

Please contact the broker-dealer or other financial services firm through whom you learned about the Fund or have purchased your Fund shares for information about purchases, sales or any other matters concerning your holdings or the Funds.

The SEC also makes available to the public reports and information about the Fund. Certain reports and information, including the SAI, are available on the SEC's website (http://www.sec.gov) or at the SEC's Public Reference Room in Washington, D.C. You may call 1-800-SEC-0330 to get information on the operations of the Public Reference Room or you may write to Public Reference Section, Washington, D.C. 20549-6009 to get information from the Public Reference Section. The Public Reference Section will charge a duplicating fee for copying and sending any information you request.


Investment Company Act File No. 811-07775.

                       Statement of Additional Information
                                  March __,1999


         SSgA International Liquidity Fund (the "Trust") is an open-end management investment company. The Trust has four series (the "Funds") which are described in this Statement of Additional Information: the U.S. Dollar Fund, which is diversified, the Euro Fund, the Canadian Dollar Fund and the Pound Sterling Fund, which are not diversified. The Pound Sterling Fund is not currently offered to the public.

         The Funds seek to achieve their investment objectives by investing all of their assets in the corresponding Portfolio of the International Currency Fund (the "Portfolio Trust"). Investors in the Fund acquire an indirect interest in the Fund's underlying Portfolio.

         Each Fund is described in a separate Prospectus dated March __, 1999. This Statement of Additional Information supplements and should be read in conjunction with the Prospectuses as they may be revised from time to time. To obtain a copy of the Prospectuses, please write to the Trust at 3435 Stelzer Road, Columbus, Ohio 43219-3035, or call BISYS Fund Services Limited Partnership (the "Distributor"), at 1-800-824-3863.

         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                TABLE OF CONTENTS

                                                                            PAGE

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS...............................1
         Investment Objectives and Policies....................................1
                  Euro Portfolio...............................................1
                  U.S. Dollar Portfolio........................................2
                  Canadian Dollar Portfolio....................................3
                  Pound Sterling Portfolio.....................................4
         Non-Fundamental Investment Restrictions...............................6

MONEY MARKET INSTRUMENTS.......................................................7
         U.S. Dollar Portfolio.................................................7
         Short-Term Corporate Debt Instruments.................................8
         Bank Money Investments................................................9
         U.S. Government Securities...........................................10
         Government Agency Securities.........................................10
         Custodial Receipts...................................................11

ADDITIONAL INFORMATION CONCERNING
          CERTAIN INVESTMENT TECHNIQUES FOR ALL PORTFOLIOS....................11
         Repurchase Agreements................................................11
         When-Issued Securities...............................................12
         Illiquid Securities..................................................12
         Concentration in Obligations of Qualifying Banks.....................13
         Investing in Non-U.S. Securities.....................................14
         Investing in Supranational Organizations.............................14
         Variable and Floating Rate Notes.....................................15

SPECIAL INVESTMENT CONSIDERATIONS AND RISK FACTORS............................16
         Possible Changes in Net Asset Value and Yield........................16
         Investments in a Single Issuer.......................................17

REGULATORY STATUS.............................................................18

MANAGEMENT OF THE TRUST AND PORTFOLIO TRUST...................................18

COMPENSATION OF TRUSTEES AND OFFICERS.........................................23

INVESTMENT ADVISORY, DISTRIBUTION, SUB-ADVISORY
         AND ADMINISTRATION AGREEMENTS AND 12b-1 PLANS........................24
         Investment Adviser of the Portfolio Trust............................24
         Sub-Adviser..........................................................26

                                       (i)

                                                                            PAGE

         Distributor of the Trust.............................................26
         Administrator........................................................27
         12b-1 Plan - Global Service Shares...................................28

INFORMATION CONCERNING THE MASTER-FEEDER FUND STRUCTURE.......................30

REDEMPTION OF SHARES..........................................................32

CALCULATION OF NET ASSET VALUE................................................33

DIVIDENDS.....................................................................35

TAXATION .....................................................................35
         Taxation of the Trust................................................35
         U.S. Federal Income Taxation of U.S. Shareholders....................36
         U.S. Federal Income Taxation of Non-U.S. Shareholders................37

PERFORMANCE INFORMATION.......................................................38

PORTFOLIO TRANSACTIONS........................................................40

INFORMATION ABOUT THE TRUST AND PORTFOLIO TRUST...............................41
         The Funds and Their Shares...........................................41
         The Portfolio and its Investors......................................42

CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING
         AGENT, FUND ACCOUNTANT, COUNSEL AND  INDEPENDENT AUDITORS
          ....................................................................43

ADDITIONAL INFORMATION........................................................44



                                      (ii)

                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

Investment Objectives and Policies

         As described in the Prospectuses, each Fund seeks to achieve its investment objectives by investing all of its investable assets in a portfolio (each, a "Portfolio") which has the same investment objectives and restrictions as that Fund. Each Fund's investment objectives are fundamental and may not be changed except by the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Under the 1940 Act, a "vote of the majority of the outstanding voting securities" means the vote, at the annual or a special meeting of security holders duly called, (i) of 67% or more of the voting securities present at the meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (ii) of more than 50% of the outstanding voting securities, whichever is less. The investment objectives of the Portfolios are not fundamental and may be changed upon notice to, but without the approval of, the Portfolios' investors.

         The Trust's Prospectuses describe the investment objectives of the Funds and the Portfolios and summarize the investment policies they will follow. Since the investment characteristics of the Funds will correspond directly with those of the Portfolios, the following is a discussion of the various investment objective, policies and restrictions of the Portfolios and should be read in conjunction with the sections in the Trust's Prospectuses entitled "The Funds' Investment Objective," "The Fund's Principal Investment Strategies" and "Principal Risks". Except as otherwise provided, the Portfolios' (and the Funds') investment policies and restrictions are not fundamental and may be changed by the Portfolios' (or the Funds') Board of Trustees without a shareholder vote.

Euro Portfolio

         The Euro Portfolio's investment objective is to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable E1.00 per share net asset value. The Euro Portfolio will invest in Euro-denominated securities issued or guaranteed as to principal and interest by any government of a country participating in the European Monetary Union (the "EMU"), by its sub-divisions or their agencies or by non-EMU governments or Supranational Organizations, as well as high-quality, short-term Euro-denominated money market instruments such as bank certificates of deposit and such short-term corporate debt securities as commercial paper.

         The Euro Portfolio invests only in Euro-denominated high quality securities as described in this paragraph. The Euro Portfolio's assets will consist of the securities of EMU governments and other securities, which have been (i) rated by at least two nationally recognized statistical rating organizations ("NRSROs") in the highest rating category for short-term obligations (or so rated by one such organization if it alone has rated the security), (ii) issued by an issuer with comparable short-term obligations that are rated in the highest rating category, or (iii) if unrated, determined to be comparable to such securities.

         All securities in which the Euro Portfolio invests have remaining maturities of thirteen months or less at the date of acquisition. The Euro Portfolio also maintains a value-weighted average portfolio maturity of 60 days or less. The Euro Portfolio follows these policies in seeking to maintain a constant net asset value of E1.00 per share, although there is no assurance it can do so on a continuing basis.

         The Euro Portfolio may invest in Euro-denominated high quality corporate debt securities such as commercial paper and bonds and long-term unsecured debentures with remaining maturities of thirteen months or less. Under normal market conditions, the Euro Portfolio will have more than 25% of its total assets invested in the obligations of issuers in the banking industry. See "Additional Information Concerning Certain Investment Techniques for all Portfolios--Concentration in Obligations of Qualifying Banks."

U.S. Dollar Portfolio

         The U.S. Dollar Portfolio's investment objective is to seek to maintain a high level of liquidity, to preserve capital and stability of principal expressed in U.S. Dollars and, consistent with those objectives, to earn current income. The U.S. Dollar Portfolio will invest in U.S. Dollar-denominated securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities or by foreign governments or Supranational Organizations (such as the World Bank, the Inter-American Development Bank, the Asian Development Bank and the European Bank for Reconstruction and Development) as well as high-quality, short-term U.S. Dollar-denominated money market instruments such as bank certificates of deposit, bankers' acceptances, and such short-term corporate debt securities as commercial paper, and master demand notes.

         The U.S. Dollar Portfolio invests only in U.S. dollar-denominated high quality securities as described in this paragraph. All of the U.S. Dollar Portfolio's assets will consist of United States government securities, and other "first tier" eligible securities as defined in Rule 2a-7 under the 1940 Act which have been (i) rated by at least two United States NRSROs, such as Standard & Poor's Corporation or Moody's Investors Service, Inc., in the highest rating category for short-term obligations (or so rated by one such organization if it alone has rated the security), (ii) issued by an issuer with comparable short-term obligations that are rated in the highest rating category, or (iii) of unrated, determined to be comparable to such securities.

         All securities in which the U.S. Dollar Portfolio invests have remaining maturities of thirteen months or less at the date of acquisition. The U.S. Dollar Portfolio also maintains a value-weighted average portfolio maturity of 60 days or less. The U.S. Dollar Portfolio follows these policies in seeking to maintain a constant net asset value of US$1.00 per share, although there is no assurance it can do so on a continuing basis.

         The U.S. Dollar Portfolio may invest in U.S. dollar-denominated high quality corporate debt securities such as commercial paper and bonds and long-term unsecured debentures with remaining maturities of thirteen months or less. These investments may include, for example, obligations issued by U.S. and foreign corporations, Eurodollar bonds (which are U.S. dollar-denominated obligations of foreign issuers), and Yankee bonds (which are U.S. dollar-denominated bonds issued by foreign issuers in the U.S.). Under normal market conditions, the U.S. Dollar Portfolio will have more than 25% of its total assets invested in the obligations of issuers in the banking industry. See "Additional Information Concerning Certain Investment Techniques for all Portfolios--Concentration in Obligations of Qualifying Banks." For further information concerning debt securities ratings and permissible money market investments of the U.S. Dollar Portfolio, see "Money Market Instruments" below.

         Securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities in which the U.S. Dollar Portfolio may invest include direct obligations of the U.S. Treasury, including bills, bonds and notes; and obligations issued or guaranteed as to principal and interest by U.S. Government agencies or instrumentalities and supported by any of (i) the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association participation certificates); (ii) the right of the issuer to borrow a limited amount from the U.S. Treasury (e.g., securities of the Farmers Home Administration); (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality (e.g., securities of the Federal National Mortgage Association); or (iv) the credit of the agency or instrumentality (e.g., securities of a Federal Home Loan
Bank).

Canadian Dollar Portfolio

         The Canadian Dollar Portfolio's investment objective is to seek to maintain a high level of liquidity, to preserve capital and stability of principal expressed in Canadian Dollars and, consistent with those objectives, to earn current income. The Canadian Dollar Portfolio will invest in Canadian dollar-denominated securities issued or guaranteed as to principal and interest by the Canadian Government, the Provinces of Canada, or their agencies or by non-Canadian governments or Supranational Organizations as well as high-quality, short-term Canadian dollar-denominated money market instruments such as bank certificates of deposit and such short-term corporate debt securities, as commercial paper and master demand notes.

         The Canadian Dollar Portfolio invests only in Canadian Dollar-denominated high-quality securities as described in this paragraph. The Canadian Dollar Portfolio's assets will consist of Canadian government securities and other securities which have been (i) rated by at least two NRSROs in the highest rating category for short-term obligations (or so rated by one such organization if it alone has rated the security), (ii) issued by an issuer with comparable short-term obligations that are rated in the highest rating category by an NRSRO, or (iii) if not rated by an NRSRO, determined to be comparable to such securities. Presently many high-quality Canadian Dollar-denominated securities are rated only by one or more Canadian rating organizations, rather than by the U.S. rating organizations which qualify as NRSROS. Accordingly, the Adviser anticipates that many of the securities held by the Canadian Dollar Portfolio will be securities which are not rated by an NRSRO but are determined to be comparable to high-quality NRSRO-rated securities. In making this determination the Adviser may rely upon ratings given by one or more Canadian rating organizations.

         All securities in which the Canadian Dollar Portfolio invests have remaining maturities of thirteen months or less at the date of acquisition. The Canadian Dollar Portfolio also maintains a value-weighted average portfolio maturity of 60 days or less. The Canadian Dollar Portfolio follows these policies in seeking to maintain a constant net asset value of C$1.00 per share, although there is no assurance it can do so on a continuing basis.

         The Canadian Dollar Portfolio may invest in Canadian Dollar denominated high quality corporate debt securities such as commercial paper and bonds and long-term unsecured debentures with remaining maturities of thirteen months or less. Under normal market conditions, the Canadian Dollar Portfolio will have more than 25% of its total assets invested in the obligations of issuers in the banking industry. See "Additional Information Concerning Certain Investment Techniques for all Portfolios--Concentration in Obligations of Qualifying Banks."

Pound Sterling Portfolio

         The Pound Sterling Fund is not currently offered to the public.

         The Pound Sterling Portfolio's investment objective is to seek to maintain a high level of liquidity, to preserve capital and stability of principal expressed in Pounds Sterling and, consistent with those objectives, to earn current income. The Pound Sterling Portfolio will invest in Pound Sterling-denominated securities issued or guaranteed as to principal and interest by the United Kingdom ("U.K.") Government, local authorities, city corporations and county councils or their agencies or by non-U.K. governments or Supranational Organizations as well as high-quality, short-term Pound Sterling-denominated money market instruments such as bank certificates of deposit, bankers' acceptances and such short-term corporate debt securities as commercial paper.

         The Pound Sterling Portfolio invests only in Pound Sterling-denominated high quality securities as described in this paragraph. The Pound Sterling Portfolio assets will consist of U.K. government securities and other securities, which have been (i) rated by at least two NRSROs in the highest rating category for short-term obligations (or so rated by one such organization if it alone has rated the security), (ii) issued by an issuer with comparable short-term obligations that are rated in the highest rating category, or (iii) if unrated, determined to be comparable to such securities.

         All securities in which the Pound Sterling Portfolio invests have remaining maturities of thirteen months or less at the date of acquisition. The Sterling Portfolio also maintains a value-weighted average portfolio maturity of 60 days or less. The Pound Sterling Portfolio follows these policies in seeking to maintain a constant net asset value of (pound)l.00 per share, although there is no assurance it can do so on a continuing basis.

         The Pound Sterling Portfolio may invest in Pound Sterling-denominated high quality corporate debt securities such as commercial paper and bonds and long-term unsecured debentures with remaining maturities of thirteen months or less. Under normal market conditions, the Pound Sterling Portfolio will have more than 25% of its total assets invested in the obligations of issuers in the banking industry. See "Additional Information Concerning Certain Investment Techniques for all Portfolios--Concentration in Obligations of Qualifying Banks."

Fundamental Investment Restrictions

         All of the Portfolios' fundamental investment restrictions are set forth below. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction. A Portfolio's fundamental investment restrictions may not be changed except by the affirmative vote of a majority of the Portfolio's outstanding voting securities as defined in the 1940 Act. Under the 1940 Act, a "vote of the majority of the outstanding voting securities" means the vote, at the annual or a special meeting of security holders duly called, (i) of 67% or more of the voting securities present at the meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (ii) of more than 50% of the outstanding voting securities, whichever is less. Under these restrictions, it is the policy of each Portfolio:

         (1) not to invest in a security if the transaction would result in the Portfolio owning more than 10% of any class of voting securities of an issuer;

         (2) not to issue senior securities, except that the Portfolio may borrow money in accordance with restriction 10 below;

         (3) not to underwrite or participate in the marketing of securities of other issuers;

         (4)      not to purchase or sell real estate in fee simple;

         (5)      not to invest in commodities or commodity contracts;

         (6) not to make loans except that the Portfolio may purchase bonds, debentures, notes and similar debt obligations, including money market instruments, directly from the issuer thereof or in the open market and may engage in repurchase transactions;

         (7)      not to conduct arbitrage transactions;

         (8) not to invest in interests in oil, gas or other mineral exploration or development programs (provided that the Portfolio may invest in securities which are based, directly or indirectly, on the credit of companies which invest in or sponsor such programs);

         (9) not to make any investment which would cause more than 25% of the value of such Portfolio's total assets to be invested in securities of nongovernmental issuers principally engaged in any one industry, except that under normal market conditions each Portfolio will invest more than 25% of its total assets in obligations of Qualifying Banks (as defined in this Statement of Additional Information) and further provided that in the event that the diversification requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") are revised so as to permit one or more of the Portfolios to invest more than 25% of its total assets in government obligations of a country that issues the relevant Fund's designated currency, then each such Portfolio will under normal market conditions invest more than 25% of its total assets in such obligations;

         (10) not to borrow money except in connection with redemptions or for temporary and emergency purposes and then not in an amount in excess of 20% of the value of its net assets, provided that additional investments will be suspended during any period when borrowings exceed 5% of the Portfolio's total assets; and

         (11) not to purchase securities on margin, make a short sale of any securities or purchase or deal in puts, calls, straddles or spreads with respect to any security, except that the Portfolio may acquire puts in connection with enhancing the liquidity of its securities.

Non-Fundamental Investment Restrictions

         The following investment restrictions may be changed by vote of a majority of the Trustees of the Portfolio Trust. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction. Under these restrictions, it is the policy of each Portfolio:

         (1) not to hypothecate, mortgage or pledge any of its assets except as may be necessary in connection with permitted borrowings;

         (2) not to purchase a security issued by another investment company if, immediately after such purchase, the Portfolio would own, in the aggregate, (i) more than 3% of the total outstanding voting stock of such other investment company;
                  (ii) securities issued by such other investment company having an aggregate value in excess of 5% of the value of the Portfolio's total assets; or (iii) securities issued by such other investment company and all other investment companies (other than treasury stock of the Portfolio) having an aggregate value in excess of 10% of the value of the Portfolio's total assets; provided, however, that the Portfolio may purchase investment company securities without limit for the purpose of completing a merger, consolidation or other acquisition of assets;

         (3) not to invest in companies for the purpose of exercising control over their management;

         (4) not invest more than 5% of the value of its total assets in any issuer (other than repurchase agreements and Designated Government Securities (defined as (a) any security issued or guaranteed by (i) in the case of the Euro Portfolio, the government of any country that participates in the European Monetary Union (provided that the applicable government, as to its Euro-denominated short-term obligations, has a First Tier rating from the Requisite NRSROs (as defined in SEC Rule 2a-7) and that in all other respects such securities are of sufficient credit quality to qualify as First Tier Securities); (ii) in the case of the U.S. Dollar Portfolio, the U.S. federal government, (iii) in the case of the Canadian Dollar Portfolio, the Canadian federal government, and (iv) in the case of the Pound Sterling Portfolio, the U.K. government, and (b) any security issued or guaranteed by a person controlled or supervised by and acting as an instrumentality of such government pursuant to authority granted by the appropriate legislative or executive body in such countries if, in each case, such Portfolio's investment adviser shall have determined that such security has a creditworthiness substantially equivalent to that of a direct obligation of the applicable government; or (c) any certificate of deposit for any of the foregoing); and

         (5) not to invest more than 25% of its total assets in repurchase agreements with any one counterparty.


                            MONEY MARKET INSTRUMENTS

U.S. Dollar Portfolio

         The following describes further the money market instruments in which the U.S. Dollar Portfolio will invest and is provided as a supplement to the discussion appearing in the Prospectuses and in this Statement of Additional Information.

Short-Term Corporate Debt Instruments

         Short-term corporate debt instruments include commercial paper (i.e., short-term, unsecured promissory notes) issued by corporations (including bank holding companies) to finance short-term credit needs. Commercial paper is usually sold on a discounted basis and has a maturity at the time of issuance not exceeding nine months.

         Short-term corporate debt instruments also include master demand notes. Master demand notes are obligations of companies that permit an investor to invest fluctuating amounts at varying rates of interest pursuant to arrangements between the investor, as lender, and the companies, as borrowers. The U.S. Dollar Portfolio will have the right, at any time, to increase the amount lent up to the full amount provided by a note. Because the U.S. Dollar Portfolio may also decrease the amount lent at any time, such instruments are highly liquid and in effect have a maturity of one business day. The borrower will have the right, at any time, to prepay up to the full amount of the amount borrowed without penalty. Because the notes are direct lending obligations between the U.S. Dollar Portfolio and the borrowers, they are generally not traded and there is no secondary market. Consequently, the U.S. Dollar Portfolio's ability to receive repayment will depend upon the borrower's ability to pay principal and interest on the U.S. Dollar Portfolio's demand. The U.S. Dollar Portfolio will invest only in notes that either have the ratings described below for commercial paper or (because notes are not typically rated by credit rating agencies) unrated notes that are issued by companies having the ratings described below for issuers of commercial paper. The Fund does not expect that the notes will be backed by bank letters of credit. The Investment Adviser will monitor the value of the U.S. Dollar Portfolio's investments in commercial paper and master demand notes, taking into account such factors as the issuer's earning power, cash flow and other liquidity ratios.

         Commercial paper investments at the time of purchase will be rated in the highest rating category by an NRSRO, such as A-1 by Standard & Poor's Corporation ("S&P") or Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, issued by companies having an outstanding debt issue rated at least AA by S&P or Aa by Moody's or equivalent or determined to be of comparable quality.

         Under certain limited circumstances, the U.S. Dollar Portfolio may invest in nonconvertible corporate debt securities (e.g., bonds and debentures which may be issued by U.S. or non-U.S. corporations) with no more than thirteen months remaining either to the date of maturity or the date on which, under the indenture governing the security, it may be sold back to the issuer thereof for payment of principal and accrued interest. Corporate debt securities with a remaining maturity of thirteen months or less are liquid (and tend to become more liquid as their maturities lessen) and are traded as money market securities. Such securities also tend to have considerably less market value fluctuation than longer term issues.

         Corporate debt and other securities in which the U.S. Dollar Portfolio invests must be U.S. dollar-denominated Eligible Securities (as defined in Rule 2a-7 under the 1940 Act) that are determined to present minimal credit risks. In general, the term "Eligible Securities" is limited to:

         (i) securities with remaining maturities of 13 months or less that are rated (or have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any securities within that class, that are comparable in priority and security with the relevant security) by the requisite number (i.e., two, if two organizations have issued ratings and one if only one has issued a rating) of NRSROs in one of the two highest rating categories for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing), or

         (ii) securities that at the time of issuance were long-term securities (i.e., that had remaining maturities greater than 397 calendar days) but that now have remaining maturities of 397 calendar days or less and which were issued by an issuer that has received from the requisite NRSROs a rating, with respect to a class of short-term debt obligations (or any security within that class) that is comparable in priority and security with the relevant security, in one of the two highest rating categories for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing), or

         (iii) securities which are "unrated" (as defined in Rule 2a-7) but determined to be of comparable quality to the foregoing by the Portfolio Trust's Board of Trustees or the Investment Adviser under their supervision (provided that a security that at the time of issuance was a long-term security but that has a remaining maturity of 397 calendar days less and that is an "unrated" security is not an "Eligible Security" if the security has a long-term rating from any NRSRO that is not within the NRSRO's three highest categories (within which there may be sub-categories or gradations indicating relative standing)).

         As indicated in the Prospectus, the U.S. Dollar Portfolio will further limit its investments to Eligible Securities that are government securities and "first tier" Eligible Securities as defined in Rule 2a-7 under the 1940 Act.

Bank Money Investments

         Bank money investments include but are not limited to certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are generally short-term (i.e., less than one year), interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). A banker's acceptance may be obtained from a domestic or foreign bank including a U.S. branch or agency of a foreign bank. The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are nontransferable deposits made for a fixed period of time at a stated interest rate. The U.S. Dollar Portfolio will not invest in any bank money investment unless the investment is issued by a U.S. bank that is a member of the Federal Deposit Insurance Corporation ("FDIC"), including any foreign branch thereof, a U.S. branch or agency of a "foreign bank", as defined under Rule 3a-6 of the 1940 Act, a foreign branch of a foreign bank, or a savings bank or savings and loan association that is a member of the FDIC and which at the date of investment has capital, surplus and undivided profits (as of the date of its most recently published financial statements) in excess of $100 million or the equivalent in the relevant Fund's designated currency (a "Qualifying Bank").

         U.S. branches and agencies of foreign banks are offices of foreign banks and are not separately incorporated entities. They are chartered and regulated either federally or under state law. U.S. federal branches or agencies of foreign banks are chartered and regulated by the Comptroller of the Currency, while state branches and agencies are chartered and regulated by authorities of the respective states or the District of Columbia. U.S. branches of foreign banks may accept deposits and thus are eligible for FDIC insurance; however, not all such branches elect to obtain FDIC insurance. Unlike U.S. branches of foreign banks, U.S. agencies of foreign banks may not accept deposits and thus are not eligible for FDIC insurance. Both branches and agencies can maintain credit balances, which are funds received by the office incidental to or arising out of the exercise of their banking powers and can exercise other commercial functions, such as lending activities.

U.S. Government Securities

         U.S. Government securities consist of various types of marketable securities issued by the U.S. Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the U.S. Government and differ mainly in the lengths of their maturities. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

Government Agency Securities

         Government agency securities in which the U.S. Dollar Portfolio may invest consist of fixed income securities issued or guaranteed by agencies and instrumentalities of the U.S. Government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies and instrumentalities include, among others, the Federal Housing Administration, Government National Mortgage Association ("GNMA"), Federal National Mortgage Association, Farmers Home Administration, Export-Import Bank of the U.S., Federal Maritime Administration, General Services Administration and Tennessee Valley Authority. Instrumentalities include, for example, the Central Bank for Cooperatives, Federal Home Loan Banks, Federal Farm Credit Banks, Student Loan Marketing Association, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land

Banks and the U.S. Postal Service. The U.S. Dollar Portfolio will purchase such securities only so long as they are backed by any of (i) the full faith and credit of the U.S. Treasury (e.g., U.S. Treasury bills, bonds and notes and GNMA participation certificates), (ii) the right of the issuer to borrow a limited amount from the U.S. Treasury (e.g., securities of the Farmers Home Administration), (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality (e.g., securities of the Federal National Mortgage Association) or (iv) the credit of the agency or instrumentality (e.g., securities of a Federal Home Loan Bank).

Custodial Receipts

         The U.S. Dollar Portfolio may acquire, subject to the limitations described herein, custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATS"), and may not be treated as U.S. Government securities.


                        ADDITIONAL INFORMATION CONCERNING
                CERTAIN INVESTMENT TECHNIQUES FOR ALL PORTFOLIOS

         Each Portfolio may invest in the securities or utilize the investment techniques listed in this section:

Repurchase Agreements

         A repurchase agreement is an agreement under which a Portfolio acquires securities (generally government securities, bankers' acceptances or certificates of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed-upon price and date (normally the next business day). The resale price reflects an agreed-upon interest rate effective for the period the instruments are held by a Portfolio and is unrelated to the interest rate on the instruments. The instruments acquired by a Portfolio (including accrued interest) must have an aggregate market value in excess of the resale price and will be held by the Custodian for such Portfolio until they are repurchased. The Trustees of the Portfolio Trust will monitor the standards which the Investment Adviser will use in reviewing the creditworthiness of any party to a repurchase agreement with any of the Portfolios.

         The Portfolios will enter into repurchase agreements only with financial institutions rated by an NRSRO in the highest rating category for short-term obligations and deemed to be creditworthy by the Investment Adviser, pursuant to guidelines established by the Portfolio Trust's Board of Trustees. The use of repurchase agreements nevertheless involves certain risks. For example, if the seller defaults on its obligation to repurchase the instruments acquired by a Portfolio at a time when their market value has declined, such Portfolio may incur a loss. If the seller becomes insolvent or subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the instruments acquired by such Portfolio are collateral for a loan by such Portfolio and therefore are subject to sale by the trustee in bankruptcy. Finally, it is possible that a Portfolio may not be able to substantiate its interest in the instruments it acquires. While the Trustees of the Portfolio Trust acknowledge these risks, it is expected that they can be controlled through careful documentation and monitoring.

When-Issued Securities

         Each Portfolio may purchase when-issued debt securities, which are traded on a price or yield basis prior to actual issuance. Such purchases will be made only to achieve the relevant Portfolio's investment objective and not for leverage. The when issued trading period generally lasts only from a few days up to a month or more; during this period interest will not accrue. Such transactions may involve a risk of loss if the value of the securities falls below the price committed to prior to actual issuance. The Custodian will establish a segregated account for a Portfolio when it purchases securities on a when issued basis consisting of cash or liquid securities equal to the amount of the when issued commitments.

Illiquid Securities

         No Portfolio may invest more than 10% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise "illiquid". The Investment Adviser will monitor the amount of illiquid securities in each Portfolio's portfolio, to ensure compliance with such Portfolio's investment restrictions.

         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Portfolio might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests within seven days. The Portfolio might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. All of the Portfolios may buy or sell restricted securities in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). Securities may be resold pursuant to Rule 144A under certain circumstances only to qualified institutional buyers as defined in the rule, and the markets and trading practices for such securities are relatively new and still developing; depending on the development of such markets, such Rule 144A Securities may be deemed to be liquid as determined by or in accordance with methods adopted by the Trustees of the Portfolio Trust. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid. The Investment Adviser will determine the liquidity of Rule 144A Securities under the supervision of the Portfolio Trust's Board of Trustees using various factors such as (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the likelihood of continued marketability and credit quality of the issuer. If they have a remaining maturity of more than seven days, time deposits and repurchase agreements will be considered to be illiquid securities.

         Investments in Rule 144A Securities could have the effect of increasing the level of the relevant Portfolio's illiquidity to the extent that qualified institutional buyers become, for a time, disinterested in purchasing such securities. Also, the relevant Portfolio may be adversely impacted by the possible illiquidity and subjective valuation of such securities in the absence of a market for them.

Concentration in Obligations of Qualifying Banks

         Under normal market conditions, each Portfolio will have more than 25% of its total assets invested in obligations of Qualifying Banks. "Qualifying Banks" are U.S. banks (including savings banks or savings and loan associations) that are members of the Federal Deposit Insurance Corporation ("FDIC") and "foreign banks, as defined in Rule 3a-6 under the 1940 Act, provided that any such institution has, at the date of investment, capital, surplus and undivided profits (as of the date of its most recently published financial statements) in excess of US$100,000,000 or the non-U.S. dollar equivalent, as the case may be. This concentration may result in increased exposure to risks pertaining to the banking industry. These risks include: a sustained increase in interest rates, which can adversely affect the availability and cost of funds for a bank's lending activities; exposure to credit losses during times of economic decline; concentration of loan portfolios in certain industries; national and local regulatory developments; and competition within the banking industry as well as from other financial institutions.

         Obligations of non-U.S. branches of U.S. banks and of non-U.S. banks, such as certificates of deposit and time deposits, may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic U.S. banks or U.S. branches of non-U.S. banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Non-U.S. branches of U.S. banks are not necessarily subject to the same or similar regulatory requirements that apply to U.S. banks such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a non-U.S. branch of a U.S. bank or about a non-U.S. bank than about a U.S. bank.

Investing in Non-U.S. Securities

         Each of the Portfolios may invest in non-U.S. securities. Non-U.S. securities markets generally are not as developed or as efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of prices can be greater than in the United States. In addition, there may be less publicly available information about a non-U.S. issuer, and non-U.S. issuers are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. Investments in non-U.S. securities could also be subject to restrictions on the expatriation of funds or other assets of a Portfolio, expropriation of assets, adverse diplomatic developments, higher transaction and custody costs, delays attendant in settlement procedures and difficulties in enforcing contractual obligations.

         The value of securities purchased with and payable in one designated currency will be affected favorably or unfavorably relative to other currencies by changes in currency exchange rates and exchange control regulations. Furthermore, some of the securities may be subject to foreign transaction taxes which could have the effect of increasing the cost of such investments and which would reduce the realized gain or increase the realized loss on such securities at the time of sale. Transaction costs and custodial expenses for a portfolio of non-U.S. securities generally are higher than for a portfolio of U.S. securities. Interest payments from certain foreign securities may be subject to foreign withholding taxes on interest income payable on the securities.

         U.S. Government policies have in the past, through taxation and other restrictions, discouraged certain investments abroad by U.S. investors. While no material restrictions of that type are currently in effect, they could be reinstituted. In an extreme case, restrictions of that type could require the liquidation of a Portfolio (other than the U.S. Dollar Portfolio).

Investing in Supranational Organizations

         The supranational organizations in which each Portfolio may invest include, without limitation, the organizations listed below:

         The International Bank for Reconstruction and Development (the "World Bank"), which was established in 1945, is an international institution having as members a large portion of the world's sovereign governments. The principal purposes of the World Bank are: (i) to assist in the reconstruction and development of its member countries by facilitating the investment of capital for productive purposes, thereby promoting the long-range growth of international trade and the improvement of standards of living; (ii) to promote private foreign investment by guarantees of and participation in loans and other investments made by private investors; and (iii) when private capital is not available on reasonable terms, to make loans for productive purposes out of its own resources or funds borrowed by it.

         The Inter-American Development Bank, which became effective in 1959, has a membership comprised primarily of sovereign governments located in the western hemisphere as well as a number of countries from outside that region. The principal purposes of the Bank are: (i) to promote the investment of public and private capital for development purposes in the Americas; (ii) to utilize its own capital, funds raised by it in financial markets, and other available resources, for financing development of member countries, giving priority to those loans and guarantees that will contribute most effectively to their economic growth; (iii) to encourage private investment in projects, enterprises, and activities contributing to economic development and to supplement private investment when private capital is not available on reasonable terms and conditions; (iv) to cooperate with member countries to orient their development policies toward a better utilization of their resources, in a manner consistent with objectives of making their economics more complimentary, and of fostering orderly growth of their foreign trade; and (v) to provide technical assistance for preparation, financing and implementation of development plans and projects, including the study of priorities and the formulation of specific project proposals.

         The Asian Development Bank was established in 1965 and has a membership comprised primarily of sovereign governments located in Asia, as well as a number of nations outside the region. The purposes of the Bank are: (i) to encourage regional economic cooperation in the Asian and Pacific region and (ii) to encourage economic growth of its developing members by lending funds, promoting investment and providing technical assistance with special regard to the needs of smaller or less developed countries.

         The European Bank for Reconstruction and Development was established in 1991 and has a membership comprised primarily of sovereign governments, the European Union and the European Investment Bank. The purpose of the Bank is to provide project specific direct financing to foster the economic and democratic transition process and to promote private and entrepreneurial initiatives in those countries through the provision of loans, equity investments, guarantees and technical cooperation.

Variable and Floating Rate Notes

         Each Portfolio may purchase variable and floating rate instruments. These instruments may include variable amount master demand notes, which are instruments under which the indebtedness, as well as the interest rate, varies. These securities may have a stated maturity in excess of one year, but permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank's prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate.

         These securities must have the requisite credit quality (as described above) in order to be eligible for purchase by a Portfolio. Unless guaranteed by the government issuing a Portfolio's designated currency (a "Designated Government") or one of its agencies or instrumentalities, variable or floating rate instruments purchased by a Portfolio must permit such Portfolio to demand payment of the instrument's principal at least once every thirteen months upon no more than 30 days notice. Because the market for a variable or floating rate instrument may be less liquid than the market for other money market instruments, a Portfolio might have trouble selling an instrument should the issuer default or during periods when a Portfolio is not permitted by agreement to demand payment of the instrument, and for this or other reasons a loss could occur with respect to the instrument.


               SPECIAL INVESTMENT CONSIDERATIONS AND RISK FACTORS

         In addition to those described in the Prospectus and elsewhere in this Statement of Additional Information, the Portfolios are subject to the following special investment considerations and risk factors:

Possible Changes in Net Asset Value and Yield

         Each Portfolio seeks to maintain a constant net asset value and generally values its investments at amortized cost. However, the value of each Portfolio may be affected by changes in interest rates and the credit standing of issuers of the Portfolios' investments. The value of the investments held by each of the Portfolios in which the Funds invest generally will vary inversely with changes in prevailing interest rates, although this variance is expected to be minimal due to the short maturities of the instruments held by the Portfolios.

         Interest rates paid on instruments denominated in a given designated currency may be higher or lower than those paid on instruments denominated in other designated currencies. Investors should recognize that in periods of declining short-term interest rates the inflow of net new money to a Portfolio from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of such Portfolio's investment portfolio, thereby reducing the current yield of the Portfolio. In the periods of rising interest rates, the opposite can be true. The securities in which the Portfolios invest may not produce as high a level of income as could be obtained from securities with longer maturities or those having a lesser degree of safety.

Asset-Backed Securities

         Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of credit-enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. The value of asset-backed securities is affected by changes in the market's perception of the asset backing the security, changes in the creditworthiness of the servicing agent for the instrument pool, the originator of the instruments or the financial institution providing any credit enhancement and the expenditure of any portion of any credit enhancement. If the credit enhancement of an asset-backed security held by a Portfolio has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Portfolio may experience loss or delay in receiving payment and a decrease in the value of the security. The risks of investing in asset-backed securities are ultimately dependent upon payment of the underlying instruments by the obligors, and a Portfolio would generally have no recourse against the obligee of the instruments in the event of default by an obligor. The underlying instruments are subject to prepayments which shorten the weighted average life of asset-backed securities and may lower their return.

Investments in a Single Issuer

         Each Portfolio other than the U.S. Dollar Portfolio is non-diversified under the 1940 Act. These Portfolios intend to comply, however, with the diversification requirements applicable to regulated investment companies under the United States Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). Currently, those requirements provide that, as of the last day of each fiscal quarter, each Portfolio's investments in the securities of any one issuer must be limited to 25% of its total assets, provided that with respect to at least 50% of its total assets, a Portfolio may not (a) have invested more than 5% of its total assets in the securities of any one issuer or
(b) have invested more than 10% of the outstanding voting securities of any one issuer. To the extent a Portfolio is not diversified under the 1940 Act, it may be more susceptible than a fully diversified Portfolio to adverse developments affecting a single issuer. The Internal Revenue Code exempts certain U.S. government securities (but not foreign government securities) from these requirements.

         In addition to the foregoing, each of the Portfolios has adopted a non-fundamental investment restriction which prevents it from investing (i) more than 5% of the value of its total assets in the securities of any one issuer (other than repurchase agreements and securities issued by its Designated Government, and certain of such government's agencies and instrumentalities as described in non-fundamental investment restriction (4) above), or (ii) more than 25% of the value of its total assets in repurchase agreements with one counterparty. These restrictions may be eliminated or modified at any time by the Trustees of the Portfolio Trust without a shareholder vote.


                                REGULATORY STATUS

         The Trust has received "no-action" letters from the Division of Investment Management of the Securities and Exchange Commission which permit the Pound Sterling, the Euro Fund and the Canadian Dollar Fund (the "Foreign Currency Funds") to hold themselves out and otherwise operate as "money market funds" for purposes of compliance with Rule 2a-7 under the 1940 Act and for purposes of all other rules under the 1940 Act and all other rules and forms under the Securities Act of 1993, as amended, that are applicable to "money market funds." Notwithstanding the foregoing, the Foreign Currency Funds generally will not be "money market funds" for purposes of the investment restrictions applicable to other registered investment companies. Other entities whose investment activities are regulated, such as banks and insurance companies, should consult their legal advisers before concluding that the Foreign Currency Funds will be considered "money market funds" under any applicable restriction.


                   MANAGEMENT OF THE TRUST AND PORTFOLIO TRUST

         Each Fund is a separate series of the Trust, a Delaware business trust under the terms of the Amended and Restated Master Trust Agreement establishing the Trust, which is governed by the laws of Delaware. The Trustees of the Trust are ultimately responsible for the management of its business and affairs. Each Portfolio is a separate investment series of the Portfolio Trust, which is also a Delaware business trust under the terms of the Master Trust Agreement establishing the Portfolio Trust, which is governed by the laws of Delaware. Under the terms of the Portfolio Trust's Declaration of Trust, the affairs of the Portfolio are managed under the supervision of the Trustees of the Portfolio Trust.

         The Boards of Trustees of the Portfolio Trust and the Trust establish their respective policies and supervise and review the operations and management of the Portfolio Trust and the Trust, respectively. The day-to-day operations of the Portfolio Trust and the Trust are administered by officers elected by their respective Board of Trustees. A majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and the Portfolio Trust, as the case may be, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of the Trust and of the Portfolio Trust, up to and including creating separate Boards of Trustees.

         The Trustees and executive officers of the Trust are listed below. The Trustees of the Portfolio Trust are identical to the Trustees of the Trust. The officers of the Portfolio Trust hold the same offices with the Portfolio Trust as with the Trust. Certain of the executive officers of the Trust and the Portfolio Trust are affiliated persons of State Street Bank and Trust Company and State Street Global Advisors United Kingdom Limited.

         The Trustees and executive officers of the Trust and Portfolio Trust, together with information as to their principal business occupations during the last five years, are shown below. Each Trustee who is an "interested person" (as defined in the 1940 Act) of the Trust or Portfolio Trust is indicated by an asterisk.

         Certain officers and members of the Board of Trustees of the Trust and the Portfolio Trust are not residents of the United States. Virtually all or a substantial portion of the assets of such persons are located outside of the United States. It may not be possible for shareholders to effect service of process within the United States upon such persons or to enforce in courts inside or outside the United States judgements obtained against such persons in courts in jurisdictions outside the United States, in each case, in any action, including actions predicated upon the civil liability provisions of the United States securities laws. In addition, it may be difficult for shareholders to enforce, in original actions brought in courts in jurisdictions outside the United States, liabilities predicated solely upon the United States securities laws.

                                                        PRINCIPAL
NAME, ADDRESS AND              POSITION(S) HELD         OCCUPATION(S)
DATE OF BIRTH                  WITH TRUST               DURING PAST 5 YEARS
-------------                  ----------               -------------------

Peter B. Collacott*            President and Trustee    Managing Director,
State Street Global Advisors                            Rothschild, Asset
 United Kingdom Limited                                 Management Limited;
Almack House                                            Director, International
28 King Street                                          Biotechnology Trust.
London, England
SW1 Y6QW
Born June 19, 1944


                                                       PRINCIPAL
                                                       OCCUPATION(S)
NAME, ADDRESS AND              POSITION(S) HELD        DURING PAST
DATE OF BIRTH                  WITH TRUST              5 YEARS
-------------                  ----------              -------

Alan T. Jeffers                Trustee                 Private Investor; Consultant
51 Clearwater Cove                                     to Rothschild Asset
Old Dunleary Road                                      Management Limited from
Dun Laoghaire,                                         1986 to September 1996;
County Dublin, Ireland                                 Chairman, Dipcot Holdings
Born August 17, 1938                                   Ltd.; Chairman, Danfay
                                                       Ltd.; Director, Hibernian Group Plc;
                                                       Founder and Director Banking
                                                       Automation Ltd.; Chairman, Provita
                                                       Europe Ltd.; Chairman, Holdings
                                                       Ltd.; Chairman, Capteur Sensors &
                                                       Analysers Limited.

Bryan J. Walsh                 Trustee                 President and Managing
11 Lower Tuckahoe Road West                            Director of Salisbury
Richmond, Virginia   232330                            Research from 1991 to date.
Born November 6, 1944

Roger M. Kubarych              Trustee                 General Manager - Henry
65 East 55th Street                                    Kaufman & Company Inc.
New York, NY  10022                                    overseeing the firm's
Born November 19, 1944                                 international money
                                                       management activities and
                                                       financial and economic
                                                       consulting services.

Patrick J. Riley               Trustee                 Partner - Riley,
21 Custom House                                        Burke & Donahue
Boston, MA 02110                                       (law firm).
Born November 30, 1948

Bruce D. Taber                 Trustee                 Computer Simulation
26 Round Top Road                                      Consultant, General Electric
Boxford, MA 01921                                      Industrial Controls; prior to
Born April 25, 1943                                    that, President, A.B. Reed,
                                                       Inc. - Engineers, Architects,
                                                       Planners; prior to that, Vice
                                                       President, Instrumentation
                                                       and Controls, A.B. Reed,
                                                       Inc.

                                                       PRINCIPAL
                                                       OCCUPATION(S)
NAME, ADDRESS AND              POSITION(S) HELD        DURING PAST
DATE OF BIRTH                  WITH TRUST              5 YEARS
-------------                  ----------              -------


Henry W. Todd                  Trustee                 President and Director,
111 Commerce Drive                                     Zink & Triest Co., Inc.
Montgomeryville, PA 18936                              (dealer in vanilla flavor
Born May 4, 1947                                       materials); Director, A.M.
                                                       Todd Co., and Flavorite
                                                       Laboratories.

Tony Mercure                   Vice President          Vice President of Fund
BISYS Fund Services, Inc.                              Accounting,
3435 Stelzer Road                                      BISYS Fund Services, Inc.
Columbus, OH 43219                                     and has served in a
Born September 17, 1960                                variety of positions within
                                                       BISYS Fund Services, Inc.
                                                       since 1991.

Adrian Waters                  Vice President          Managing Director,
BISYS Fund Services                                    BISYS Fund Services
(Ireland) Ltd.                                         (Ireland) Ltd.,
Floor 3, Block C                                       May 1993 to present;
Ballsbridge                                            Manager, Price Waterhouse,
Shelbourne Road                                        1989 - May 1993.
Dublin 4 Ireland
Born September 31, 1962

Charles L. Booth               Vice President          Vice President, BISYS Fund
BISYS Fund Services, Inc.      and Secretary           Services, Inc. and has served
3435 Stelzer Road                                      in a variety of positions
Columbus, OH 43219                                     within BISYS Fund Services,
Born April 4, 1960                                     Inc. since 1991.

William J. Tomko               Treasurer               Executive Vice President,
BISYS Fund Services, Inc.                              BISYS Fund Services, Inc.
3435 Stelzer Road                                      and has served in a
Columbus, OH 43219                                     variety of positions within
Born August 30, 1958                                   BISYS Fund Services, Inc.
                                                       since 1991.

                                                       PRINCIPAL
                                                       OCCUPATION(S)
NAME, ADDRESS AND              POSITION(S) HELD        DURING PAST
DATE OF BIRTH                  WITH TRUST              5 YEARS
-------------                  ----------              -------


Alaina Metz                    Assistant Secretary     Chief Administrator,
BISYS Fund Services, Inc.                              Administrative and
3435 Stelzer Road                                      Regulatory Services,
Columbus, OH 43219                                     BISYS Fund Services, Inc.
Born April 17, 1967                                    June 1995 to present;
                                                       Supervisor, Mutual Fund
                                                       Legal Department, Alliance
                                                       Capital Management, May
                                                       1989 to June 1995.

Catherine Brady                Assistant Treasurer     Accounting Services
 BISYS Fund Services                                   Manager, BISYS
   (Ireland) Ltd                                       Fund Services
Floor 3, Block C                                       (Ireland) Ltd.;
Ballsbridge                                            March 1994 to present;
Shelbourne Road                                        Supervisor, Price
Dublin 4 Ireland                                       Waterhouse, 1990 to
Born October 9, 1968                                   March 1994.

         All trustees and officers as a group own less than 1% of the outstanding shares of each Fund and Portfolio as of December 31, 1998.

                      COMPENSATION OF TRUSTEES AND OFFICERS

         Each of the Trust and the Portfolio Trust pays no compensation to the Trustees of the Trust or Portfolio Trust affiliated with the Administrator, the Distributor or the Investment Adviser, respectively, or the Trust's and Portfolio Trust's officers.

         The following sets forth the compensation to be paid to the Trust's Trustees for the period ending December 31, 1998.

                Aggregate          Aggregate               Aggregate            Aggregate           Total
                Compensation       Compensation            Compensation         Compensation        Compensation
Name of         from U.S.          from Pound              from Euro            from Canadian       from Fund
Trustee         Dollar Portfolio   Sterling Portfolio      Portfolio            Dollar Portfolio    Complex (a)(b)
-------         ----------------   ------------------      ---------            ----------------    --------------

Bryan J. Walsh      $12,000              $12,000               $3,000                 $3,000          $  30,000

Roger M. Kubarych   $10,000              $10,000               $2,500                 $2,500            $25,000

Alan T. Jeffers     $10,000              $10,000               $2,500                 $2,500            $25,000

Patrick J. Riley    $10,000              $10,000               $2,500                 $2,500            $25,000

Bruce D. Taber      $10,000              $10,000               $2,500                 $2,500            $25,000

Henry W. Todd       $10,000              $10,000               $2,500                 $2,500            $25,000

Peter B. Collacott       $0                   $0                   $0                     $0                 $0

         (a) Currently the U.S. Dollar Fund, the Pound Sterling Fund, the Euro Fund and the Canadian Dollar Fund and their corresponding Portfolios are the only funds in the fund complex. No other compensation, including pension or other retirement benefits, is paid to the Trustees by the fund complex. The Trustees receive no compensation for their service as Trustees of the Trust.

         (b) Trustees fees will be allocated among the Portfolios in proportion to their respective net asset values. The allocation shown reflects an estimate of the relative net asset values of the Portfolios for the period ending December 31, 1998.

         As of December 31, 1998, Frank Russell Investment Management Company ("FRIMC"), 909A Street, Tacoma, WA 98402-5120 owned 100% of each of the Funds and may be deemed to be in control of the U.S. Dollar, Pound Sterling, Euro and Canadian Dollar Funds as control is defined in the 1940 Act. Although sales of the Funds' shares to other investors will reduce its percentage ownership, so long as 25% of a class of shares is so owned, the owner will be presumed to be in control of such class of shares for purposes of voting on certain matters submitted to a vote of shareholders.

         FRIMC is a wholly owned subsidiary of Frank Russell Company. Frank Russell Company, 909 A Street, Tacoma, WA 98402, which provides comprehensive asset management consulting services for institutional pools of investment assets, principally those of large corporate employees benefit plan. On January 1, 1999, The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"), 720 East Wisconsin Avenue, Milwaukee, WI 53202 announced that it had completed its acquisition of Frank Russell Company. Frank Russell Company will retain its identity and operating independence, and will continue to operate globally as a separate company. As of December 31, 1998, FRIMC may also be deemed a control person of the Canadian Dollar and Euro Portfolios because each Fund owns 50% of the outstanding shares of its corresponding Portfolio.


                 INVESTMENT ADVISORY, DISTRIBUTION, SUB-ADVISORY
                  AND ADMINISTRATION AGREEMENTS AND 12b-1 PLANS

         The following information supplements and should be read in conjunction with the section in the Trust's Prospectus entitled "Investment Management."

Investment Adviser of the Portfolio Trust

         State Street Bank and Trust Company ("State Street" or the "Investment Adviser"), 225 Franklin Street, Boston, MA 02110, through its division State Street Global Advisors, furnishes investment services to the Portfolios in which the Funds invest all their investable assets and manages the Portfolios' investments subject to the supervision of the Trustees of the Portfolio Trust pursuant to an agreement dated September 22, 1998 (the "Advisory Agreement"). The Investment Adviser is a wholly owned subsidiary of State Street Corporation, a bank holding company.

         In consideration for its services to the Portfolios, the Portfolio Trust has agreed to pay the Investment Adviser an annual advisory fee with respect to each Portfolio. The advisory fee for each Portfolio is calculated daily and payable monthly at an annual rate of up to .25% of average daily net assets. The Investment Adviser has currently agreed to limit each Fund's total expenses to 0.50% of average daily net assets. This limitation is in effect through [December 31, 1999]. After that date, the Investment Adviser may revise or eliminate the limitation at any time without notice. Beginning with the second anniversary of its inception, the Advisory Agreement will continue from year to year with respect to a Portfolio provided that a majority of the Trustees who are not interested persons of the Portfolio Trust and either a majority of all Trustees or a majority of the shareholders of the Portfolio approve its continuance. The Advisory Agreement with respect to a Portfolio may be terminated by the Investment Adviser or the Portfolio without penalty upon sixty days' notice and will terminate automatically upon its assignment.

         From the U.S. Dollar Portfolio's inception through September 22, 1998, Rothschild International Asset Management Limited ("RIAM") served as the Portfolio's Investment Adviser for which RIAM was entitled to a fee at an annual rate of .20% of the Portfolio's average daily net assets. For the period March 26, 1997 through December 31, 1997, RIAM waived its entire fee for the U.S. Dollar Portfolio; without such waiver, such fees would have been $60,474.

         Pursuant to the Investment Advisory Agreement, the Portfolios bear expenses of their operations other than those incurred by the Investment Adviser pursuant to the Investment Advisory Agreement. Among other expenses, the Portfolios will pay share pricing expenses; custodian fees and expenses; administration fees; legal and auditing fees and expenses, expenses of investor reports to be provided to existing shareholders; registration and reporting fees and expenses; and Trustees' fees and expenses.

         On September 22, 1998, State Street succeeded RIAM as the Portfolios' Investment Adviser. For the period September 22, 1998 to November 30, 1998, RIAM served as sub-adviser to the Portfolios pursuant to a Sub-Advisory Agreement between State Street and RIAM and managed the Portfolios' investments and affairs subject to the supervision of the Trustees of the Portfolio Trust and of the Investment Adviser. RIAM is a British corporation which was organized in 1975 and is a registered investment adviser under the U.S. Investment Advisers Act of 1940, as amended. RIAM is an indirect, subsidiary of Rothschild Concordia AG of Zug, Switzerland, a holding company whose subsidiaries manage approximately $28.5 billion in asset, spread across equities, bond and currencies. For the services provided by RIAM under the Sub-Advisory Agreement, State Street paid RIAM an advisory fee with respect to each Portfolio payable monthly at an annual rate of .05% of the Portfolio's average daily net assets.

         The Glass-Steagall Act prohibits a depository state chartered member bank such as the Investment Adviser from engaging in the business of issuing, underwriting, selling or distributing certain securities. Any activities of the Investment Adviser in informing its customers of the Funds, performing investment and redemption services and providing custodian, transfer, shareholder servicing, dividend disbursing and investment advisory services must be evaluated under these provisions. The Investment Adviser has been advised by its counsel that its activities in connection with the Fund are consistent with its statutory and regulatory obligations. The Funds' shares are not endorsed or guaranteed by State Street or its affiliates, are not deposits or obligations of State Street or its affiliates, and are not insured by the Federal Deposit Insurance Corporation or any other governmental agency, and have investment risks, including possible loss of principal.

         Changes in federal or state statutes and regulations relating to the permissible activities of banks and their affiliates, as well as judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent the Investment Adviser from continuing to perform all or a part of the above services for its customers and/or the Portfolio Trust. If the Investment Adviser were prohibited from serving the Portfolio Trust in any of its present capacities, the Board of Trustees of the Portfolio Trust would seek an alternative provider(s) of such services. In such event, changes in the operation of the Portfolio Trust may occur. It is not expected by the Investment Adviser that existing shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities is found) as a result of any of these occurrences.

Sub-Adviser

         Effective [February __, 1999], the Investment Adviser has entered into a sub-advisory agreement with respect to the Portfolios (the "Sub-Advisory Agreement") with State Street Global Advisors United Kingdom Limited (the "Sub-Adviser"), which is also a wholly-owned indirect subsidiary of State Street. Under the terms of the agreement, the Sub-Adviser will continuously furnish an investment program for the Portfolios, will make investment decisions for each Portfolio and place all orders for the purchase and sale of portfolio securities and all other instruments. The activities of the Sub-Adviser are subject to the supervision and control of the Trustees of the Portfolio Trust and the Investment Adviser.

         The initial term of the Sub-Advisory Agreement is two years from its inception. Beginning with the second anniversary of its inception, the Sub-Advisory Agreement will continue from year to year with respect to each Portfolio provided that its continuance is approved in the same manner as for the Advisory Agreement. Each Portfolio, the Investment Adviser and the Sub-Adviser may terminate the Sub-Advisory Agreement with respect to that Portfolio without penalty upon sixty days notice to the other parties.

         For its services under the Sub-Advisory Agreement, the Sub-Adviser receives from the Investment Adviser one half of the net fee paid to the Investment Adviser with respect to the Portfolios pursuant to the Advisory Agreement.

Distributor of the Trust

         BISYS Fund Services Limited Partnership (the "Distributor"), whose address is 3435 Stelzer Road, Suite 1000, Columbus, OH 43219 acts as distributor of shares of the Funds. The Distributor is a wholly-owned subsidiary of The BISYS Group, Inc.

         Pursuant to a Distribution Agreement dated December 1, 1998, the Distributor acts as agent for the distribution of Fund shares and makes a continuous offering of Fund shares during the term of the Agreement. Unless otherwise terminated, the Distribution Agreement remains in effect with respect to each Fund from year to year for successive annual periods if approved at least annually (i) by the Board of Trustees or by the vote of a majority of the outstanding shares of the Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable at any time with respect to a Fund on 60 days' written notice without penalty by the Trustees, by a vote of a majority of the shareholders of the Fund, or by BISYS on 60 days' written notice. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act. Pursuant to the Distribution Agreement, the Fund has agreed to indemnify BISYS to the extent permitted by applicable law against certain liabilities under the Securities Act and the 1940 Act.

         In its capacity as Distributor, BISYS solicits orders for the sale of shares (but is not obligated to sell a specified number of shares), advertises and pays the cost of advertising, office space and the personnel involved in such activities.

         Under the terms of the Distribution Agreement and in accordance with the 12b-1 Plan, for each Fund's Global Service Shares class (see below), each Fund reimburses the Distributor's (i) direct out-of-pocket expenditures incurred in connection with the distribution and marketing of shares and the servicing of investor accounts, including expenses relating to the formulation and implementation of marketing strategies and promotional activities such as direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, the preparation, printing and distribution of sales literature, the preparation, printing and distribution of the Fund's prospectuses, Statements of Additional Information and reports to recipients other than existing shareholders of the Fund, and obtaining such information, analyses and reports with respect to marketing and promotional activities and investor accounts as the Trust may, from time to time, deem advisable; (ii) expenses incurred in connection with the promotion and sale of the shares, including, without limitation, Distributor's expenses for rent, office supplies, equipment, travel, communication, compensation, and benefits for sales personnel; and (iii) payment of any fees and expenses to shareholder servicing agents, including any investment adviser of the Portfolio Trust, the Trust or their affiliates, that have entered into shareholder servicing agreements with the Trust pursuant to which the shareholder servicing agents may provide various shareholder services with respect to shares held by or for customers of the shareholder servicing agents.

Administrator

         BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, OH 43219-3035 serves as the administrator to the Funds and the Portfolios (the "Administrator") pursuant to written administration agreements with the Trust on behalf of the Funds and the Portfolio Trust on behalf of the Portfolios. The Administrator, a wholly-owned subsidiary of The BISYS Group, Inc., is responsible for coordinating the Funds' efforts and generally assuring the operation of the Funds' business. The Administrator provides a wide range of services to the Funds, including maintaining the Funds' offices, providing statistical and research data, coordinating the preparation of reports to shareholders, calculating and providing for the calculation of net asset values of Fund shares, dividends and capital gains distributions to shareholders, and performing other administrative functions necessary for the smooth operation of the Funds. The Administrator provides the Portfolio Trust with office space and with certain clerical services and facilities. The Administrator or its affiliates may also act as Authorized Firms (as defined below).

         For the services provided by the Administrator, each Fund pays an annual fee, computed daily and paid monthly, based on the Fund's average daily net assets as follows:

         Asset Size*                                                   Fee Rate
         -----------                                                   --------

         Up to 250 million                                             0.05%
         In excess of 250 million up to 500 million                    0.04%
         In excess of 500 million                                      0.03%

*        In the Fund's designated currency.

         For the period March 26, 1997 through December 31, 1997, the Fund paid $1,875 in administration fees for the U.S. Dollar Fund.

         The Administrator provides the Portfolio Trust with office space for managing its affairs and with certain clerical services and facilities. For the services provided by the Administrator, each Portfolio pays an annual fee to the Administrator, computed daily and payable monthly, based on the Portfolio's average daily net assets as follows:

         Asset Size*                                                   Fee Rate
         -----------                                                   --------
         Up to 500 million                                             0.05%
         In excess of 500 million up to 1 billion                      0.04%
         In excess of 1 billion                                        0.03%

*        In the Portfolio's designated currency.

12b-1 Plan - Global Service Shares

         Under the 1940 Act, the Securities and Exchange Commission has adopted Rule 12b-1, which regulates the circumstances under which a Fund may, directly or indirectly, bear distribution and shareholder servicing expenses. The Rule provides that a Fund may pay for such expenses only pursuant to a plan adopted in accordance with the Rule. Accordingly, each Fund has adopted an active distribution plan for the shares of its Global Service class (the "Plan"), which is described in each Fund's prospectus for its Global Service class. The Plan provides that a Fund will spend annually 0.25% of the value of its average net assets of its Global class for distribution and shareholder servicing expenses and certain expenses incurred by the Distributor pursuant to the Distribution Agreement. The Plan does not provide for a Fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Plan may not be amended without shareholder approval to increase materially the shareholder servicing costs that a Fund pays.

         Under the Plan, each Fund enters into agreements ("Servicing Agreements") with financial institutions, which may include the Investment Adviser and its affiliates ("Servicing Organizations"), to provide shareholder servicing with respect to Global Service shares held by or for the customers of the Servicing Organizations. Such arrangements are also described in the Funds' Global Service shares Prospectus. Under the Servicing Agreements, the Servicing Organizations may provide various services for such customers, including: answering inquiries regarding the Fund; assisting customers in changing dividend options, account designations and addresses; performing subaccounting for such customers; establishing and maintaining customer accounts and records; processing purchase and redemption transactions; providing periodic statements showing customers' account balances and integrating such statements with those of other transactions and balances in the customers' other accounts serviced by the Servicing Organizations; arranging for bank wires transferring customers' funds; performing daily investment ("sweep") functions for shareholders and such other services as the customers may request in connection with the Funds, to the extent permitted by applicable statute, rule or regulation. Servicing Organizations will receive from a Fund, for shareholder servicing, monthly fees at a rate equal to .25% per annum of the average daily net asset value of the Fund's Global Service shares owned by or for shareholders with whom the Servicing Organization has a servicing relationship. Banks and other financial service firms may be subject to various state laws, and may be required to register as dealers pursuant to state law. Servicing Organizations will be responsible for prompt transmission of purchase and redemption orders and may charge fees for their services.

         The Trust has entered into Servicing Agreements with the Investment Adviser and the following entities related to the Investment Adviser: [State Street Brokerage Services, Inc., Metropolitan Division of Commercial Banking, Global Cash Management and Retirement Investment Services, which includes State Street Solutions.] These agreements are reviewed annually by the Board of Trustees.

         Under the Plan, each Fund also reimburse the Distributor's (i) direct out-of-pocket expenditures incurred in connection with the distribution and marketing of shares and the servicing of investor accounts, including expenses relating to the formulation and implementation of marketing strategies and promotional activities such as direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, the preparation, printing and distribution of sales literature, the preparation, printing and distribution of the Fund's prospectuses, Statements of Additional Information and reports to recipients other than existing shareholders of the Fund, and obtaining such information, analyses and reports with respect to marketing and promotional activities and investor accounts as the Trust may, from time to time, deem advisable; (ii) expenses incurred in connection with the promotion and sale of the shares, including, without limitation, Distributor's expenses for rent, office supplies, equipment, travel, communication, compensation, and benefits for sales personnel; and (iii) payment of any fees and expenses to Servicing Organizations, including any investment adviser of the Portfolio Trust, the Trust or their affiliates, that have entered into Servicing Agreements with the Trust pursuant to which the Servicing Organizations may provide various shareholder services with respect to shares held by or for customers of the Servicing Organizations.

         The expenditures to be made pursuant to the Plan with respect to a Fund, and the basis upon which payment of such expenditures will be made, shall be determined by the Trust, but in no event shall such expenditures exceed an annual rate of .25 of 1% of the average daily value of the net assets of that Fund. In the event that the Distributor or any Servicing Organization is not fully reimbursed for payments made or expenses incurred by it in any fiscal year, the Distributor or Servicing Organization shall be entitled to carry forward such expenses to subsequent fiscal years for submission to the applicable Fund for payment, subject always to the limit on expenditures for each Fund described previously; provided, however, that (i) each Fund's liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred, and (ii) nothing herein shall prohibit or limit the Trustees from terminating this Plan and all payments hereunder at any time as described in the next paragraph.

         For the period March 26, 1997 through December 31, 1997, the Funds made no 12b-1 payments.

         The Plan and Servicing Agreements continue in effect only if such continuance is specifically approved annually by a vote of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or the related Servicing Agreements. All material amendments of the Plan must also be approved by the Trustees in the manner just described. The Plan may be terminated at any time by a majority of the Trustees as just described above or by vote of a majority of the outstanding Global Service shares of the affected Fund. The Servicing Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding Global Service shares of the affected Fund on not more than 60 days' written notice to any other party to the Servicing Agreements. The Servicing Agreements shall terminate automatically if assigned. So long as the Plan is in effect, the selection and nomination of those Trustees who are not interested persons shall be committed to the discretion of the non-interested members of the Board of Trustees. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Plan will benefit the Funds and holders of Global Service shares of such Funds. In the Trustees' quarterly review of the Plan and Servicing Agreements, they will consider their continued appropriateness and the level of compensation provided therein.


             INFORMATION CONCERNING THE MASTER-FEEDER FUND STRUCTURE

         Each of the Funds seeks to achieve its investment objectives by investing all of its Investable Assets in the Portfolio which has the same investment objectives as such Fund and invests solely in assets denominated in that Fund's designated currency. These Portfolios in turn invest in securities that are consistent with those objectives. In addition to selling beneficial interests to the Funds, the Portfolios may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolios on the same terms and conditions and will pay a proportionate share of the Portfolios' expenses. However, the other investors investing in the Portfolios are not required to sell their shares at the same public offering price as the Funds due to the imposition of sales commissions and variations in other operating expenses. Therefore, investors in the Funds should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolios. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolios is available from the Administrator by calling [toll free number].

         Smaller funds investing in the Portfolios may be materially affected by the actions of larger funds investing in the Portfolios. For example, if a large fund withdraws from a Portfolio, the remaining funds investing in that Portfolio may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds that have large institutional investors). Additionally, because the Portfolio would have fewer assets in such a case, it may become less diversified, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in such a Portfolio could have effective voting control of the operations of that Portfolio. Except as permitted by the SEC, whenever the Trust is requested to vote on matters pertaining to the Portfolios (other than a vote by the Funds to continue operations of the Portfolios upon the withdrawal of another investor in the Portfolios), the Trust will hold a meeting of shareholders of the Funds and will cast all of its votes in the same proportion as the votes of the Funds' shareholders. The percentage of the Trust's votes representing Funds shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the shareholders of the Funds who do, in fact, vote. Shareholders of the Funds who do not vote will not affect the Trust's votes at the Portfolios' meetings.

         A Fund may withdraw its investment from a Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the shareholders of that Fund to do so. Upon any such withdrawal, the Board of trustees of the Trust would consider what action might be taken, including investing all the Investable Assets of that Fund in another pooled investment entity having the same investment objectives as the Fund or retaining State Street Bank and Trust Company or another investment adviser to manage the Fund's assets directly in accordance with the investment policies described above with respect to the relevant Portfolio. Any such withdrawal could result in distributions to such Fund from the Portfolio "in kind" of portfolio securities (as opposed to a cash distribution) to the extent permitted by the 1940 Act, or rules adopted thereunder. If securities are distributed, such Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of that Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.

         The Funds' investment objectives are fundamental policies and may not be changed without the approval of the Funds' shareholders. The investment objectives of the Portfolios' are not fundamental policies and may be changed without the approval of the investors in the Portfolio. Shareholders of a Fund will receive 30 days prior written notice with respect to any change in the investment objective of its corresponding Portfolio. See "Investment Objective" and "Investment Policies and Restrictions" for a description of the fundamental policies of the Portfolios that cannot be changed without approval of the "vote of a majority of the outstanding voting securities" (as defined in the 1940 Act) of the Portfolios.

         For descriptions of the investment objectives, policies and restrictions of the Portfolios, see "Investment Objectives, Policies and Restrictions."


                              REDEMPTION OF SHARES

         Detailed information on redemption of shares is included in the Prospectuses.

         The Trust intends to pay in cash in the designated currency of the Fund from which shares are redeemed for all Fund shares redeemed, but under certain conditions, the Trust may make payment wholly or partly in portfolio securities from the Portfolio, in conformity with the applicable SEC rule. Portfolio securities paid upon redemption of Fund shares will be valued at their then current market value. The Trust, on behalf of each of its series, has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act which contains a formula for determining the minimum amount of cash which may be paid as part of any redemption. In effect, cash payments to any shareholder during any 90-day period may be limited to the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

         An investor may incur brokerage costs in converting portfolio securities received upon redemption to cash. The Portfolio Trust has advised the Trust that the Portfolio Trust will not redeem in-kind except in circumstances in which the Fund is permitted to redeem in-kind or except in the event the Fund completely withdraws its interest from the Portfolio. When redemption proceeds are paid in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to currency. For further information concerning redemptions in portfolio securities, shareholders should telephone the Administrator. Redemption in portfolio securities will be made by delivery to the shareholder, or to another party at the shareholder's direction, of portfolio securities (together with a cash payment in the Fund's designated currency equal to the value and in lieu of any fractional securities required to be delivered) with a value determined at the time the redemption is made to equal the aggregate net asset value of the Fund shares being redeemed next determined following receipt of the redemption request.

         To the extent permitted by applicable law, the right of redemption with respect to a Fund may be suspended or the date of payment postponed for more than seven days when trading in the markets in which the Fund's securities are traded is restricted or for a period during which an emergency exists as a result of which disposal by the Fund of its securities is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its assets. In addition, the right of redemption may be suspended or the date of payment postponed for such other periods as the SEC by order may permit to protect the Trust's shareholders.

         Neither the Trust nor its service contractors will be responsible for any loss or expense for acting upon telephone instructions that are believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Trust will use procedures considered reasonable. These procedures include recording all telephone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and a shareholder's account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized bank account. To the extent that the Trust does not use reasonable procedures to form its belief, it and/or its service contractors may be responsible for instructions that are fraudulent or unauthorized.


                         CALCULATION OF NET ASSET VALUE

         The net asset value of the Portfolios and of shares of the Funds is determined by the Administrator (as agent for the Funds and the Portfolios). The Funds and the Portfolios will only price their respective shares or interests on Trust Business Days (as such term is defined in the Prospectus).

         It is anticipated that each Portfolio will utilize the amortized cost method of valuation as a reasonable means of approximating the market value of each Portfolio's assets. With respect to the U.S. Dollar Fund and its corresponding Portfolio, the valuation of the instruments held by the U.S. Dollar Portfolio at amortized costs is permitted in accordance with Rule 2a-7 under the 1940 Act. On September 26, 1997, the Trust received a "no-action" letter from the Division of Investment Management of the Securities and Exchange Commission which permits the Pound Sterling Fund, the Euro Fund's predecessor, the Deutsche Mark Fund, and the Canadian Dollar Fund and their corresponding Portfolios to operate in accordance with Rule 2a-7, except that each such Portfolio is permitted (a) to invest in securities denominated in its own designated currency, and (b) to treat Designated Government Securities comparably to the way U.S. government securities are treated by U.S. Dollar-denominated money market funds. On December 2, 1998, the Trust also received comparable no-action relief with respect to the Euro Fund.

         The amortized cost of an instrument is determined by valuing it at cost originally and thereafter accrediting any discount or amortizing any premium from its face value at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument. Although the amortized cost method provides certainty in valuation, it may result at times in determinations of value that are higher or lower than the price the Portfolios would receive if the instruments were sold. Consequently, changes in the market value of instruments held by the Portfolios during periods of rising or falling interest rates will not be reflected either in the computation of net asset value of the Portfolios or in the daily computation of its net investment income.

         The procedures of the Funds and the Portfolios are designed to facilitate, to the extent reasonably possible, the maintenance of the Funds' price per share, as computed for the purpose of the distribution and redemption of shares, at E1.00 in the case of the Euro Fund, at US$1.00 in the case of the U.S. Dollar Fund, at C$1.00 in the case of the Canadian Dollar Fund and at (pound)1.00 in the case of the Pound Sterling Fund (the "Stabilized Prices"). These procedures include review of the Portfolios' holdings by the Trustees of the Portfolio Trust and Trust, at such intervals as they may deem appropriate, to determine whether the Portfolios' net asset values calculated by using readily available market quotations deviates from the valuation based on amortized cost, and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event that the Trustees of the Portfolio Trust and Trust determine that such a deviation exists, they will take such corrective action as they consider to be necessary or appropriate, which action could include the sale of instruments held by the Portfolios prior to maturity (to realize capital gains or losses); the shortening of average portfolio maturity; withholding dividends; redemption of shares in kind; or establishing a net asset value per share by using readily available market quotations. Shareholders of a Portfolio would be notified of a decision by the Board of Trustees to discontinue the use of the amortized cost method with respect to such Portfolio. The form of notification would depend on the context of such a decision and could include, for example, the mailing of written notifications and/or the issuance of a press release.

         Since the net investment income of each Fund is declared as a dividend each time such income is determined, the net asset value per share of each Fund remains at its respective Stabilized Price immediately after such determination and dividend declaration. It is expected that each Fund's net investment income will be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, default by an issuer of a portfolio security, or for any other reason the net investment income of each Portfolio determined at any time is a negative amount, such Portfolio will offset such amount allocable to each then shareholder's account from dividends accrued with respect to such account. If at the time of payment of a dividend (either at the regular dividend payment date, or, in the case of an interest holder who is withdrawing all or substantially all of such shareholder's interest in an account, at the time of redemption), such negative amount exceeds a shareholder's accrued dividends, the relevant Portfolio will reduce the interest by treating the shareholder as having contributed to the capital of that Portfolio that amount of its interest which represents the amount of the excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by his or her investment in the relevant Fund.

          Should the Portfolios incur or anticipate any unusual or unexpected significant expense, loss or depreciation which would affect disproportionately the Funds' net investment income for a particular period, the Trustees of the Portfolio Trust and Trust would at that time consider whether to adhere to its daily dividend policy or to revise it in the light of the then prevailing circumstances. Such expenses, losses or depreciation may nevertheless result in a shareholder receiving no dividends for the period during which the shares are held and in receiving upon redemption a price per share lower than the purchase price of such shares.


                                    DIVIDENDS

         Each Fund's dividends are derived from the net investment income of its corresponding Portfolio which in turn flows from the interest that the Portfolio earns on the money market and other instruments it holds. Dividends on each Fund are determined in the same manner and are paid in the same amount, regardless of whether the share belongs to the Fund's Global Service class or its Global class, except to the extent that expenses are attributed to differential class expenses.


                                    TAXATION

         The following discussion is only a summary of certain tax issues that may be of interest to shareholders. All shareholders are urged to consult their tax advisers for further information concerning the tax consequences of investing in the Trust.

Taxation of the Trust

         Under Subchapter M of the Internal Revenue Code, each Fund of the Trust is to be treated as a separate corporation for U.S. Federal income tax purposes. It is intended that each Fund will qualify for each fiscal year as a "regulated investment company" under the Internal Revenue Code by complying with certain requirements of the Internal Revenue diversification of assets, and distribution of income to shareholders, although no assurance can be given in this regard. As regulated investment companies, the Funds will not be liable for U.S. Federal income taxes on the net investment income and capital gain distributed to shareholders in accordance with the applicable provisions of the Internal Revenue Code. Since it is intended that each Fund will distribute all of its net income and net capital gain each year, each Fund should avoid all U.S. Federal income taxes.

         Under current law, interest derived by the Funds from sources outside the United States may be subject to non-U.S. withholding taxes. To the extent any such withholding tax does arise, it may be possible to reduce or eliminate it under the terms of applicable United States income tax treaties. If it is subject to any such withholding tax, the Trust intends to undertake the procedural steps required to claim the benefits of such treaties. If any non-U.S. taxes are paid by a Fund and, as is expected, more than 50% in value of the Fund's total assets at the close of any taxable year consists of securities of non-U.S. banks or corporations, the Fund may elect to treat any non-U.S. taxes paid by it as paid by its shareholders with the consequences described under "U.S. Federal Income Taxation of U.S. Shareholders" below.

         Each Fund will determine its income in terms of its designated currency and, in the case of each Fund other than the U.S. Dollar Fund, will translate its net income for each year from its designated currency into U.S. dollars for U.S. Federal income tax purposes. Under current Treasury regulations, regulated investment companies are normally required to recognize for U.S. Federal income tax purposes income or loss attributable to changes in exchange rates between the U.S. dollar and the Fund's designated currency (i.e., currency gain or loss) absent a ruling to the contrary from the Internal Revenue Service. Recognition of currency gain in excess of currency loss in any given year would require the affected Fund to pay dividends in excess of its interest income in order to pay out all income as calculated for U.S. Federal income tax purposes. In reliance upon a ruling from the Internal Revenue Service, the Trust calculates the income of each Fund without recognizing currency gain or loss.

U.S. Federal Income Taxation of U.S. Shareholders

         Dividends paid by each Fund out of its net investment income and net realized short-term capital gain, if any, are taxable to the U.S. shareholders of the Fund (i.e., a United States corporation or an individual who is a citizen or resident of the United States) as ordinary income. Dividends to corporate shareholders will not be eligible for the dividends received deduction. To the extent that the Trust elects to declare certain dividends in October, November or December and to distribute them to the shareholders the following January, the dividends would be included in the income of the shareholders as if received in December.

         A U.S. shareholder of a Fund, other than the U.S. Dollar Fund, generally will recognize gain or loss on a sale or redemption of shares in respect of any appreciation or depreciation in the U.S. dollar value of the shares from the time the shares are acquired to the time of disposition. In general, that gain or loss will be capital gain or loss. In addition, as discussed above, in the absence of the continued availability of a ruling from the Internal Revenue Service, each Fund, other than the U.S. Dollar Fund, would be required to recognize currency gain or loss. Recognition by a Fund of currency gain in excess of currency loss in any given year would result in the shareholders of that Fund recognizing ordinary dividend income in addition to the daily dividends that are attributable to the Fund's interest income. Any such additional dividends would increase a shareholder's basis in the shares and would affect the shareholder's calculation of capital gain or loss on disposition of the shares.

         The Trust is required by U.S. Federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions and redemptions) paid to a non-corporate shareholder unless the shareholder certifies on its Application Agreement that the social security or tax identification number provided is correct and that the shareholder is not subject to 31% backup withholding for prior under-reporting to the Internal Revenue Service.

         Each Fund may be able to elect to pass through to its shareholders non-U.S. taxes paid by the Portfolio. Shareholders of each Fund that so elects will be required to include in income (in addition to any dividends the shareholders receive) their proportionate shares of the amount of non-U.S. taxes paid by the Portfolio and will be entitled to claim either a credit or a deduction for their shares of such taxes in computing their U.S. Federal income tax liability. Availability of such a credit or deduction is subject to certain limitations. Shareholders will be informed each year in which a Fund makes such an election regarding the amount and nature of non-U.S. taxes to be included in their income. Dividends from a Fund will be considered to be from U.S. sources if an election to pass through non-U.S. taxes is not made. If such an election is made, dividends from those Funds will be generally considered to be from non-U.S. sources for purposes of computing the limitation of the Federal foreign tax credit.

         Reports containing appropriate information with respect to the U.S. Federal income tax status of dividends and distributions paid during the year by each Fund will be mailed to shareholders shortly after the close of each year.

U.S. Federal Income Taxation of Non-U.S. Shareholders

         Non-U.S. shareholders who are not engaged in a U.S. trade or business or whose distributions from a Fund are not effectively connected with the conduct of such a trade or business will be generally subject to U.S. withholding tax at the rate of 30% (or a lower rate under an applicable U.S. income tax treaty) on dividends of net investment income received from the Trust (including for this purpose any dividends deemed resulting from a Fund's election to treat non-U.S. taxes paid by it as paid by its shareholders and, if the Funds are required to recognize currency gain or loss, any dividends that a Fund, other than the U.S. Dollar Fund, declares as a consequence of recognizing currency gain in excess of currency loss for a particular year). Any gains realized from the redemption, sale or exchange of shares will generally not be subject to U.S. tax for those non-U.S. shareholders. In the case of individual shareholders who fail to furnish the Trust with certain required certifications regarding their foreign status, the Trust may be required to impose backup withholding of U.S. tax at the rate of 31% on the proceeds of redemptions and exchanges.

         If the dividends received from a Fund or gains realized upon the redemption, exchange or other taxable disposition of Fund shares are effectively connected with a U.S. trade or business of the shareholder, then all such dividends and gains will be subject to U.S. Federal income tax at the graduated rates applicable to U.S. shareholders, although the tax may be eliminated under the terms of an applicable U.S. income tax treaty. Non-U.S. corporate shareholders may also be subject to the U.S. branch profits tax in respect of those dividends and gains.

         Non-U.S. shareholders are advised to consult their tax advisers for further information concerning the U.S. Federal and foreign tax consequences of investing in the Trust.

                             PERFORMANCE INFORMATION

         Performance will vary from time to time and past results are not necessarily representative of future results. Investors should remember that performance is a function of portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses. Performance information, such as that described below, may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance.

         Each of the Funds may provide current annualized and effective annualized yield quotations based on its daily dividends. These quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders.

         Any current yield quotation of a Fund which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent on a specific seven calendar day period and shall be calculated by dividing the net change during the seven day period in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period, and multiplying the quotient by 365/7. For this purpose, the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective annualized yield quotation used by the Trust shall be calculated by compounding the current yield quotation for such period by adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result. A one day yield quotation is determined by taking one-seventh of the most recent calculated seven day yield. For the seven day period ended June 30, 1998, the current and effective yields of the U.S. Dollar Fund were 5.88% and 6.05%, respectively.

         Although published yield information is useful to investors in reviewing a Fund's performance, investors should be aware that a Fund's yield fluctuates from day to day and that a Fund's yield for any given period is not an indication or representation by the Trust of future yields or rates of return on shares. The yield of each Fund is not fixed or guaranteed. Accordingly, a Fund's yield information may not necessarily be used to compare its shares with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. In addition, investments in the Trust are not insured or guaranteed, so a Fund's yield information may not necessarily be used to compare such Fund with investment alternatives which are insured or guaranteed.

         Each Fund's investment results will vary from time to time depending upon market conditions, the composition of the Fund's Corresponding Portfolio's portfolio and operating expenses of the Fund, so that current or past yield should not be considered representations of what an investment in a Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing a Fund's investment results with those published for other investment companies and other investment vehicles. A Fund's results also should be considered relative to the risks associated with such Fund's investment objectives and policies. Each Fund and the Distributor may from time to time compare the Funds with the following:

         (1) Various Salomon Brothers World Bond Indices, which measure the total return performance of high-quality securities in major sections of the worldwide bond markets.

         (2) The Shearson Lehman Government Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Aa by Moody's or AA by S&P, or, in the case of bonds not rated by Moody's or S&P, BBB by Fitch Investors Service (excluding Collateralized Mortgage Obligations).

         (3) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions). Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates on some savings deposits were fixed by law.

         (4) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

         (5) Data and mutual fund rankings and comparisons published and prepared by Lipper, Inc. ("Lipper"), Morningstar Inc. ("Morningstar"), Micropal, Inc. ("Micropal"), CDA Investment Technologies, Inc. ("CDA"), Wiesenberger Investment Company Services ("Wiesenberger") and/or other companies that rank or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard, each Fund may be compared to its "peer group" as defined by Lipper, Morningstar, Micropal, CDA, Wiesenberger and/or other firms, as applicable or to specific funds or groups of funds within or without such peer group.

         (6) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and a GNP-weighted index, beginning in 1975. The returns are broken down by local market and currency.

         (7) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

         Indices prepared by the research departments of such financial organizations as Salomon Brothers, Inc.; Merrill Lynch, Pierce, Fenner & Smith, Inc.; Bear Stearns & Co., Inc.; Morgan Stanley; and Ibbottson Associates may be used, as well as information provided by the Federal Reserve Board. In addition, performance rankings and ratings reported periodically in national financial publications, including but not limited to Money Magazine, Forbes, Business Week, The Wall Street Journal and Barrons's may also be used.


                             PORTFOLIO TRANSACTIONS

         Portfolio securities are ordinarily purchased directly from the issuer or from an underwriter or a market maker for the securities. Usually no brokerage commissions are paid by any Portfolio for such purchases. Purchases from underwriters of Portfolio securities include a concession paid by the issuer to the underwriter and the purchase price paid to market makers for the securities may include the spread between the bid and asked price.

         A Portfolio may not always pay the lowest commission or spread available. Rather, in determining the amount of commission paid in connection with Portfolio transactions, the Investment Adviser takes into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker. The Investment Adviser may also take into account payments made by brokers effecting transactions with or for a Portfolio
(i) to the Portfolio or (ii) to other persons on behalf of the Portfolio for services provided to it for which it would be obligated to pay.

         Investment decisions for the Portfolios will be made independently from those for any other account or investment company that is or may in the future become managed by the Investment Adviser or its affiliates. If, however, a Portfolio and other investment companies or accounts managed by the Investment Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by a Portfolio or the size of the position obtainable for the Portfolio. In addition, when purchases or sales of the same security for a Portfolio and for other investment companies and accounts managed by the Investment Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

         No portfolio transactions are executed with the Investment Adviser or any of its affiliates.

                 INFORMATION ABOUT THE TRUST AND PORTFOLIO TRUST

The Funds and Their Shares

         The Trust is an open-end management investment company, registered under the 1940 Act. Under the terms of the Amended and Restated Master Trust Agreement dated October 16, 1996, as amended, establishing the Trust, which is governed by the laws of Delaware, the Trustees of the Trust are ultimately responsible for the management of the Funds' business and affairs. On September 22, 1998, the Trust changed its name from Five Arrows Short-Term Investment Trust to SSgA International Liquidity Fund. Each Fund represents a separate series of the Trust's shares of beneficial interest. The Trust's Board of Trustees is empowered to establish additional Funds at any time without shareholder approval and the Trust will bear the cost of any additional series. Shares of the Fund are currently issued in a single class, the Global Service class. Each share purchased in compliance with the procedures established by the Trust will be fully paid and nonassessable.

         Under the Master Trust Agreement of the Trust, the Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $.0001 per share, of the Funds. Shares issued by the Funds have no preemptive, conversion or subscription rights. Each share of a Fund has equal and exclusive rights to a proportionate share of dividends and distributions declared by that Fund and to the net assets of that Fund upon liquidation or dissolution, except such differences as are attributable to differential class expenses.

         All Fund shares have equal rights with regard to voting, and shareholders of the Fund have the right to vote as a separate class with respect to matters as to which their interests are not identical to those of shareholders of other classes of the Trust, including any change of investment policy requiring the approval of shareholders.

         Except as described below, whenever the Trust is requested to vote on a fundamental policy of or matters pertaining to the Portfolios, the Trust will hold a meeting of the Funds' shareholders and will cast its vote proportionately as instructed by the Funds' shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolios meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote. Subject to applicable statutory and regulatory requirements, the Funds would not request a vote of their shareholders with respect to (a) any proposal relating to the Portfolios, which proposal, if made with respect to the Funds, would not require the vote of the shareholders of the Funds, or (b) any proposal with respect to the Portfolios that is identical in all material respects to a proposal that has previously been approved by shareholders of the Funds. Any proposal submitted to holders in the Portfolios, and that is not required to be voted on by shareholders of the Funds, would nonetheless be voted on by the Trustees of the Trust.

         The assets received by the Trust from the issue and sale of shares of each Fund, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are especially allocated to that Fund and constitute the underlying assets of such Fund. The underlying assets of each Fund are required to be segregated on the books of account and are to be charged with the expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund shall be allocated by or under the direction of the Trustees in such a manner as the Trustees determine to be fair and equitable, taking into consideration, among other things, the nature and the type of expense and the relative size of the Funds.

         Each share of a Fund has equal dividend, redemption and liquidation rights with other shares of that Fund. Under the Trust's Amended and Restated Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no annual shareholders meeting unless otherwise required by the 1940 Act. Special meetings of shareholders may be called from time to time for purposes such as electing or removing Trustees, changing a fundamental policy or approving an investment advisory agreement.

         The Board will be a self-perpetuating body until fewer than 50% of the Trustees serving as such are Trustees who were elected by shareholders. At that time, another meeting of shareholders will be called to elect Trustees. Under the Master Trust Agreement and the 1940 Act, any Trustee may be removed by votes of two-thirds of the outstanding Trust shares, and holders of ten percent or more of the outstanding shares of the Trust can require the Trustees to call a meeting of shareholders for the purpose of the removal of one or more Trustees. Whenever ten or more shareholders of the Trust who have been such for at least six months, and who hold in the aggregate shares having a net asset value of at least $25,000 or which represent at least 1% of the outstanding shares, whichever is less, apply to the Trustees in writing stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting, and such application is accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five (5) Trust Business Days after receipt of such application either (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication or form of request.

         Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust's Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

The Portfolio and its Investors

         The Portfolios are series of the International Currency Fund (the "Portfolio Trust") which like the Trust, is an open-end management investment company under the 1940 Act, and intends to be treated as a partnership for tax purposes. The Portfolio Trust was organized as a

Delaware business trust under the laws of the State of Delaware on August 13, 1996. The Portfolio Trust's Master Trust Agreement provides that the Portfolio Trust may establish and designate separate series of the Portfolio Trust. The Portfolio Trust has established four series and may establish additional series at any time. No series of the Portfolio Trust has any preference over any other series. Under the terms of the Portfolio Trust's Master Trust Agreement, the affairs of the Portfolios are managed under the supervision of the Trustees of the Portfolio Trust.

         Interests in the Portfolios have no preemptive or conversion rights, and are fully paid and non-assessable, except as set forth below. The Portfolio Trust normally will not hold meetings of holders of such interests except as required under the 1940 Act. The Portfolio Trust would be required to hold a meeting of holders in the event that at any time less than a majority of its Trustees holding office had been elected by holders. The Trustees of the Portfolio Trust continue to hold office until their successors are elected and have qualified. A Trustee of the Portfolio Trust may be removed upon a majority vote of the interests held by holders in the Portfolio Trust qualified to vote in the election. The 1940 Act requires the Portfolio Trust to assist its holders in calling such a meeting. Upon liquidation of a Portfolio, holders in the Portfolio would be entitled to share pro rata in the net assets of the Portfolio Trust available for distribution to holders.

         Investors in other series of the Portfolio Trust will not be involved in any vote involving only Portfolios in which they do not invest. Investors of all of the series of the Portfolio Trust will, however, vote together to elect Trustees of the Portfolio Trust and for certain other matters affecting the Portfolio Trust. As provided by the 1940 Act, under certain circumstances, the shareholders of one or more series could control the outcome of these votes.

         Each holder in a Portfolio is entitled to vote in proportion to its percentage interest in such Portfolio.


                   CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING
            AGENT, FUND ACCOUNTANT, COUNSEL AND INDEPENDENT AUDITORS

         The custodian for the Trust and Portfolio Trust is the Chase Manhattan Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245. Rules adopted under the 1940 Act permit the Funds and Portfolios to maintain their foreign securities and cash in the custody of certain eligible foreign banks. Sub-custodians holding any foreign securities and cash on behalf of the Funds and Portfolios will be approved by the Board of Trustees of the Trust or Portfolio Trust, as the case may be, in accordance with the regulations of the Securities and Exchange Commission.

         Under an agreement with the Trust, BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, OH 43219 acts as Transfer Agent, and provides customary transfer and dividend disbursing agent services to the Funds, including processing purchase, redemption and transfer transactions, responding to shareholder inquiries, automatically investing dividends in Fund shares, transmitting dividends to shareholders, assisting shareholders in changing account designations and addresses and transmitting to shareholders proxy statements, annual reports, prospectuses and other Trust communications. The Transfer Agent may subcontract any of its duties to another person, including its affiliates. Pursuant to a separate agreement, BISYS Fund Services, Inc. also provides fund accounting services to the Trust.

         Goodwin, Procter & Hoar LLP, Exchange Place, Boston, MA 02019, is legal counsel for the Trust and the Portfolio Trust.

         PricewaterhouseCoopers LLP, One Post Office Square, Boston, MA 02109, independent auditors, have been selected to examine the annual financial statements of the Trust and Portfolio Trust. The Trust and the Portfolio Trust will send audited annual and unaudited semiannual financial statements to all its shareholders of record.


                             ADDITIONAL INFORMATION

         A Registration Statement, of which this Statement of Additional Information is a part, in respect of the Fund's shares has been filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933, as amended.

         This Statement of Additional Information omits certain information contained in the Registration Statement. Items which are thus omitted, including contracts and other documents referred to or summarized herein and therein, may be inspected at the offices of the Securities and Exchange Commission or obtained from the Securities and Exchange Commission upon payment of the prescribed fees.

                                     [LOGO]

                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Shareholders and Board of Trustees of Five Arrows Short-Term Investment
Trust:

We have audited the accompanying statements of assets and liabilities of each series Five Arrows Short-Term Investment Trust, comprised of the United States Dollar Fund, Pound Sterling Fund, Canadian Dollar Fund and the Deutsche Mark Fund, (the "Funds"), as of December 31, 1997, the related statement of operations, the statement of changes in net assets and the financial highlights for the periods then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of each series of Five Arrows Short-Term Investment Trust as of December 31, 1997, the results of operations, the changes in its net assets and their financial highlights for the period then ended in conformity with generally accepted accounting principles.

Boston, Massachusetts.                                 COOPERS & LYBRAND L.L.P.

Dated: February 26, 1998

                                     [LOGO]

                    FIVE ARROWS SHORT-TERM INVESTMENT TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES
                   (LOCAL CURRENCIES) AS AT DECEMBER 31, 1997

                                                   UNITED STATES        POUND             CANADIAN      DEUTSCHE MARK
                                                    DOLLAR FUND    STERLING FUND***     DOLLAR FUND***      FUND***
                                                         $             (POUND)                C$              DEM

ASSETS:
   Investment in International Currency Fund          8,315,447                10                 10               10
   Deferred organizational costs                         48,880            37,000             82,000           99,000
   Receivable from Manager                               10,068                 -                  -                -
   Prepaid expenses                                       5,208                 -                  -                -

                                                   ------------------------------------------------------------------------
TOTAL ASSETS                                          8,379,603            37,010             82,010           99,010
                                                   ------------------------------------------------------------------------

LIABILITIES:
   Amounts payable to Manager                            61,000            37,000             82,000           99,000
   Distribution payable from net investment income       30,541                 -                  -                -
   Legal fees payable                                     9,902                 -                  -                -
   Audit fees payable                                     6,420                 -                  -                -
   Shareholder service fees payable                         993                 -                  -                -
   Administration fees payable                              235                 -                  -                -
   Other accrued expenses                                 1,184                 -                  -                -
                                                   ------------------------------------------------------------------------
TOTAL LIABILITIES                                       110,275            37,000             82,000           99,000
                                                   ------------------------------------------------------------------------
NET ASSETS                                            8,269,328                10                 10               10
                                                   ------------------------------------------------------------------------

NET ASSETS
   Five Arrows Shares                                 8,269,328                10                 10               10
   Five Arrows Service Shares                                 -                 -                  -                -
                                                   ------------------------------------------------------------------------
                                                      8,269,328                10                 10               10
                                                   ------------------------------------------------------------------------

SHARES OUTSTANDING
   Five Arrows Shares                                 8,269,328                10                 10               10
   Five Arrows Service Shares                                 -                 -                  -                -
                                                   ------------------------------------------------------------------------
TOTAL SHARES OUTSTANDING                              8,269,328                10                 10               10
                                                   ------------------------------------------------------------------------

NET ASSET VALUE, OFFERING & REDEMPTION
                                                   ------------------------------------------------------------------------
PRICE PER SHARE                                            1.00              1.00               1.00             1.00
                                                   ------------------------------------------------------------------------

COMPOSITION OF NET ASSETS:
   Shares of common stock, at par                           827                 -                  -                -
   Additional paid-in capital                         8,268,501                10                 10               10
                                                   ------------------------------------------------------------------------
NET ASSETS, DECEMBER 31, 1997                         8,269,328                10                 10               10
                                                   ------------------------------------------------------------------------

*** not yet commenced operations

                           See notes to financial statements

                                       4

                                     [LOGO]

                    FIVE ARROWS SHORT-TERM INVESTMENT TRUST

                            STATEMENTS OF OPERATIONS
           (local currencies) For the period ended December 31, 1997



                                                   UNITED STATES         POUND             CANADIAN         DEUTSCHE MARK
                                                   DOLLAR FUND*      STERLING FUND***     DOLLAR FUND***       FUND***
                                                         $               (POUND)               C$                DEM
INVESTMENT INCOME:
   Investment income allocated from
   International Currency Fund                          210,153                 -                  -                -
                                                   ------------------------------------------------------------------------

   Expenses                                              30,023                 -                  -                -
   Less: Fee waivers                                     (7,534)                -                  -                -
   Less: International Currency Fund
   expense reimbursement                                (12,205)                -                  -                -
                                                   ------------------------------------------------------------------------
   NET EXPENSES                                          10,284                 -                  -                -
                                                   ------------------------------------------------------------------------
NET INVESTMENT INCOME
FROM INTERNATIONAL CURRENCY FUND                        199,869                 -                  -                -
                                                   ------------------------------------------------------------------------

FUND EXPENSES:
   Administration fees                                    1,875                 -                  -                -
   Shareholder servicing fees                            12,047                 -                  -                -
   Printing fees                                         26,330                 -                  -                -
   Amortization of organization costs                    12,120                 -                  -                -
   Registration fees                                      9,835                 -                  -                -
   Legal fees                                            10,507                 -                  -                -
   Audit fees                                             6,420                 -                  -                -
   Other operating expenses                               4,817                 -                  -                -
                                                   ------------------------------------------------------------------------
TOTAL EXPENSES                                           83,951                 -                  -                -
   Less Fee waivers and reimbursements                                          -                  -                -
   by the Advisor and Administrator                     (83,951)
                                                   ------------------------------------------------------------------------
TOTAL NET EXPENSES                                            -                 -                  -                -
                                                   ------------------------------------------------------------------------

NET INVESTMENT INCOME                                   199,869                 -                  -                -
                                                   ------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                               199,869                 -                  -                -
                                                   ------------------------------------------------------------------------

* for period March 26, 1997 (commencement of operations) to December 31, 1997 *** not yet commenced operations

                         See notes to financial statements


                                     [LOGO]

                    FIVE ARROWS SHORT-TERM INVESTMENT TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS
           (local currencies) For the period ended December 31, 1997



                                                   UNITED STATES             POUND              CANADIAN      DEUTSCHE MARK
                                                    DOLLAR FUND*         STERLING FUND***     DOLLAR FUND***     FUND***
                                                         $                  (POUND)                C$              DEM


INCREASE IN NET ASSETS FROM:
OPERATIONS:
   Net investment income                                199,869                 -                  -                -
                                                   ------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS          199,869                 -                  -                -
                                                   ------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -
   Five Arrows Shares                                  (199,869)                -                  -                -
   Net investment income -
   Five Arrows Service Shares                                 -                 -                  -                -
                                                   ------------------------------------------------------------------------
CHANGE IN NET ASSETS
FROM SHAREHOLDER DISTRIBUTIONS                         (199,869)                -                  -                -
                                                   ------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                         18,651,422                10                 10               10
   Dividends reinvested                                 169,328                 -                  -                -
   Cost of shares redeemed                          (10,551,422)                -                  -                -
                                                   ------------------------------------------------------------------------
CHANGE IN NET ASSETS
FROM CAPITAL SHARE TRANSACTIONS                       8,269,328                10                 10               10
                                                   ------------------------------------------------------------------------

CHANGE IN NET ASSETS                                  8,269,328                10                 10               10
                                                   ------------------------------------------------------------------------

NET ASSETS:
   Beginning of period                                        -                 -                  -                -
                                                   ------------------------------------------------------------------------
   End of period                                      8,269,328                10                 10               10
                                                   ------------------------------------------------------------------------

* for period March 26, 1997 (commencement of operations) to December 31, 1997. *** not yet commenced operations

                       See notes to financial statements

NOTE 1 - ORGANIZATION

Five Arrows Short Term Investment Trust, a Delaware business trust ("the Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-ended management investment company. At December 31, 1997 the Trust consisted of four Funds, the United States Dollar Fund, the Pound Sterling Fund, the Canadian Dollar Fund and the Deutsche Mark Fund, (individually a "Fund" and collectively the "Funds").

Each Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the corresponding portfolio of the International Currency Fund, (individually a "Portfolio" and collectively the "Portfolios"), which has the same investment objectives as that of such Fund. The value of each Fund's investment in each Portfolio included in the accompanying statements of assets and liabilities reflects each Fund's proportionate beneficial interest in the net assets of that Portfolio. At December 31, 1997, the Funds held proportionate interests in the corresponding Portfolios in the following amounts:

--------------------------------------------------------------------------------
United States Dollar Fund                         15.4%
--------------------------------------------------------------------------------
Pound Sterling Fund                               00.0%
--------------------------------------------------------------------------------
Canadian Dollar Fund                              00.0%
--------------------------------------------------------------------------------
Deutsche Mark Fund                                00.0%
--------------------------------------------------------------------------------



The financial statements of each Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with each Fund's financial statements.

BISYS Fund Services Limited Partnership ("BISYS") serves as the Trust's administrator. Its affiliates, Five Arrows Fund Distributors Inc., (the "Distributor") and BISYS Fund Services Inc., (the "Transfer Agent"), act as the distributor and transfer/dividend disbursing agent to the Funds, respectively.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS:

The Funds record respective investments in the Portfolios of International Currency Fund at value. The valuation of securities held by the International Currency Fund is discussed in the notes to the International Currency Fund Financial Statements included elsewhere in this report.

INVESTMENT INCOME AND EXPENSES:

The Funds record their proportionate share of the investment income, expenses and realized gains and losses recorded by the corresponding Portfolio on a daily basis. The investment income, expenses and realized gains and losses are allocated daily to investors in each Portfolio based upon the value of their investments in each Portfolio. Such investments are adjusted on a daily basis.

Expenses directly attributable to each Fund are charged directly to the respective Fund, while general Trust expenses attributable to more than one Fund of the Trust are allocated among the respective Funds on the basis of their relative net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Each Fund's net investment income, if any, is declared daily in respect of each class of share and paid monthly to shareholders of record on the date of declaration. Dividends from each class of share are automatically reinvested in additional shares of that class at net asset value unless the shareholders specifically elect to receive dividends in the form of cash. Net realized gains on portfolio securities, if any, are distributed at least annually. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, expiring capital loss carryforwards, and deferral of certain losses.

FEDERAL INCOME TAXES:

Under Subchapter M of the Internal Revenue Code as amended (the "Code"), the Funds will be treated as separate corporations for U.S. federal income tax purposes. It is intended that each Fund will qualify for each fiscal year as a "regulated investment company" under the Code by complying with certain requirements of the Code regarding sources of income, diversification of assets, and distribution of income to shareholders, although no assurance can be given in this regard. As regulated investment companies, the Funds will not be liable for U.S. federal income taxes on the net investment income and capital gains distributed to shareholders in accordance with the applicable provisions of the Code. Since it is intended that each Fund will distribute all of its net income and net capital gain each year, each Fund should avoid all U.S. federal income taxes.

Each Fund will determine its income in terms of its Designated Currency and, in the case of each Fund other than the United States Dollar Fund, will translate its net income for each year from its Designated Currency into U.S. dollars for U.S. federal income tax purposes. Under current Treasury regulations, regulated investment companies are normally required to recognize for U.S. federal income tax purposes income or loss attributable to changes in exchange rates between the U.S. dollar and the Fund's Designated Currency (i.e. currency gain or loss) absent a ruling to the contrary from the Internal Revenue Service. Recognition of currency gain in excess of currency loss in any given year would require the affected fund to pay dividends in excess of its interest income in order to pay out all income as calculated for U.S. federal income tax purposes. In reliance upon a ruling from the U.S. Internal Revenue Service, the Trust calculates the income of each Fund without recognising currency gain or loss.

ORGANIZATIONAL EXPENSES:

The Funds incurred certain costs in connection with their organization. The Funds are expected to reimburse the Investment Adviser for the payment of these expenses made in advance by the Manager. These costs have been deferred and are being amortized on a straightline basis over five years from the date of commencement of operations by each of the Funds.

NOTE 3 - AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an Administration Agreement with BISYS and a Distribution Agreement with the Distributor.

As Administrator, BISYS is responsible for coordinating and generally administering the operation of the Funds' business. Pursuant to the terms of the Administration Agreement, BISYS is entitled to a fee, accrued daily and payable monthly, at an annual rate of 0.05% of each Fund's average daily net assets. BISYS has agreed to provide a wide range of services to the Funds, including maintaining the Funds' offices, providing statistical and research data, coordinating the preparation of reports to shareholders, calculating and providing for the calculation of net asset values of Fund shares, dividends and capital gains distributions to shareholders and performing other administrative functions necessary for the smooth operation of the Funds.

The Portfolios' Investment Adviser has voluntarily agreed to waive such portion of its advisory fee, pro rata as is necessary to cause the annualized total expenses of each class of shares of a Fund not to exceed a specified percentage of such class' average daily net assets (0.275% in the case of the Five Arrows share class of the United States Dollar Fund and 0.35% in the case of the Five Arrows share class of each other Fund). Similarly, for the Five Arrows Service share class these percentages are 0.625% for the United States Dollar Fund and 0.70% for the other three Funds. If this waiver is not sufficient to cause the total expenses of any Fund not to exceed the specified percentage of average daily net assets, the Investment Adviser has agreed to reimburse such other expenses of the applicable Fund as is necessary to keep total expenses from exceeding the specified percentage. This undertaking has remained in effect for the fiscal period ended December 31, 1997, and will remain in effect thereafter at the discretion of the Investment Adviser. The Investment Adviser and Administrator waived fees and reimbursed expenses in the following amounts so that the Funds could meet these expense limitations:

--------------------------------------------------------------------------------
United States Dollar Fund                      $103,690
--------------------------------------------------------------------------------
Pound Sterling Fund                                 nil
--------------------------------------------------------------------------------
Canadian Dollar Fund                                nil
--------------------------------------------------------------------------------
Deutsche Mark Fund                                  nil
--------------------------------------------------------------------------------

The Distributor, the Transfer Agent and the Custodian may also from time to time otherwise voluntarily waive their respective fees. No fee waivers may be recouped beyond the end of any fiscal year.

The Funds have adopted a 12b-1 Plan (the "Plan") in accordance with Rule 12b-1 promulgated under the Act. The Plan provides that each Fund will make payments to the Distributor equal to 0.50% (on an annual basis) of the average daily value of the net assets of such Fund's Five Arrows Service class of shares. The 12b-1 fee has two components: a service fee and a distribution fee. The plan provides that each of these components will be paid at an annual rate of 0.25% of the average daily value of the net assets of such Fund's Five Arrows Service class of shares.

The Distributor has voluntarily agreed to waive a portion of the distribution fee component in order to limit payments of the 12b-1 fee to a total of 0.35% (on an annual basis) of the average daily net assets of the Five Arrows Service class shares of any Fund. This waiver has remained in effect for the fiscal period ended December 31, 1997 and will remain in effect thereafter at the discretion of the Distributor. The Distributor has reserved the right to terminate or revise this undertaking with respect to any period after December 31, 1997. For the period ended December 31, 1997, the Funds paid the following amounts to the Distributor in connection with the Plan:

--------------------------------------------------------------------------------
United States Dollar Fund                           nil
--------------------------------------------------------------------------------
Pound Sterling Fund                                 nil
--------------------------------------------------------------------------------
Canadian Dollar Fund                                nil
--------------------------------------------------------------------------------
Deutsche Mark Fund                                  nil
--------------------------------------------------------------------------------


NOTE 4 - TRUSTEE'S FEES

The Trust has to date paid no compensation to the Trustees of the Trust and it will not pay any compensation to those Trustees affiliated with the Investment Adviser, the Administrator or the Distributor. The Trust will not pay any compensation to the Trust's officers.

NOTE 5 - CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds for the period ended December 31, 1997 are summarized below:


FIVE ARROWS SHARES

                                         UNITED STATES                 POUND             CANADIAN      DEUTSCHE MARK
                                           DOLLAR FUND         STERLING FUND          DOLLAR FUND               FUND

Shares subscribed                           18,651,422                   nil                  nil                nil
Shares issued in reinvestment
of dividends                                   169,328                   nil                  nil                nil
Shares redeemed                            (10,551,422)                  nil                  nil                nil
                                         -----------------------------------------------------------------------------
Net increase                                 8,269,328                   nil                  nil                nil
                                         -----------------------------------------------------------------------------

                                     [LOGO]

                    FIVE ARROWS SHORT-TERM INVESTMENT TRUST

                              FINANCIAL HIGHLIGHTS

                     For the period ended December 31, 1997

Contained below is the per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

UNITED STATES DOLLAR FUND (d)

                                                                                      FIVE ARROWS   FIVE ARROWS
                                                                                      SHARES*       SERVICE SHARES***

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD                                              $1.00           -

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                                                     0.04           -
                                                                                      -------------------------------------
TOTAL INCOME FROM INVESTMENT OPERATIONS                                                      0.04           -
                                                                                      -------------------------------------
LESS DISTRIBUTIONS:
   Net investment income                                                                    (0.04)          -
TOTAL DISTRIBUTIONS                                                                         (0.04)          -
                                                                                      -------------------------------------
NET ASSET VALUE PER SHARE, END OF PERIOD                                                    $1.00           -
                                                                                      -------------------------------------
TOTAL RETURN                                                                                 4.18% (b)      -
                                                                                      -------------------------------------
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (`000)                                                        $8,269           -
   Ratio of expenses to average net assets after waivers and reimbursements                 0.275% (c)      -
   Ratio of net investment income to average net assets after waivers                        5.33% (c)      -
   and reimbursements
   Ratio of expenses to average net assets  (a)                                              3.04% (c)      -
   Ratio of net investment income to average net assets  (a)                                 2.56% (c)      -


* for period March 26, 1997 (commencement of operations) to December 31, 1997. *** not yet commenced operations
(a) During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(b) Not annualized
(c) Annualized
(d) Per share amounts and ratios/supplemental data reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the related Portfolio.

                       See notes to financial statements

                                     [LOGO]

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of International Currency Fund:

We have audited the accompanying statements of assets and liabilities of each series of International Currency Fund, comprised of the United States Dollar Portfolio, Pound Sterling Portfolio, Canadian Dollar Portfolio and Deutschmark Portfolio, (the "Portfolios"), including the portfolios of investments for the United States Dollar Portfolio and the Pound Sterling Portfolio as of December 31, 1997, the related statements of operations, the statements of changes in net assets and the financial highlights for the period then ended. These financial statements and the financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of International Currency Fund as of December 31, 1997, the results of operations, the changes in their net assets and their financial highlights for the periods then ended in conformity with generally accepted accounting principles.

Boston, Massachusetts.                                 COOPERS & LYBRAND L.L.P.
Dated: February 26, 1998

                                     [LOGO]


                           INTERNATIONAL CURRENCY FUND


                         UNITED STATES DOLLAR PORTFOLIO
                   PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997

 PRINCIPAL         DESCRIPTION                            RATE          MATURITY           MOODYS/        AMORTISED
  AMOUNT                                                                   DATE            S&P (a)             COST

                  TIME DEPOSITS -- 40.72%
                  BANKS

 2,000,000        ABN                                     5.69%          01/07/98           P1/A1+         $2,000,000
 2,000,000        Bank of Montreal                        5.69%          01/07/98           P1/A1+          2,000,000
 2,000,000        Credit Anstalt Bankverein               5.94%          01/07/98           P1/A1           2,000,000
 2,000,000        Commerzbank, London                     6.00%          01/05/98           P1/A1+          2,000,000
 2,000,000        Swiss Bank Corporation                  5.88%          01/05/98           P1/A1+          2,000,000
 2,000,000        Den Danske Bank, London                 5.80%          01/07/98           P1/A1           2,000,000
 2,000,000        Dresdner Bank                           5.75%          01/06/98           P1/A1+          2,000,000
 2,000,000        Lloyds Bank, London                     5.88%          01/06/98           P1/A1+          2,000,000
 2,000,000        Rabobank                                5.88%          01/05/98           P1/A1+          2,000,000
 2,000,000        Royal Bank of Canada                    6.00%          01/05/98           P1/A1+          2,000,000
 2,000,000        Royal Bank of Scotland                  5.69%          01/06/98           P1/A1+          2,000,000
                                                                                                          -----------
                  TOTAL TIME DEPOSITS                                                                      22,000,000
                                                                                                          -----------

                  CERTIFICATES OF DEPOSIT -- 6.48%

 1,000,000        Bank of Nova Scotia                     5.74%          01/26/98           P1/A1+            999,846
 1,500,000        Barclays Bank, Canada                   5.84%          01/05/98           P1/A1+          1,499,980
 1,000,000        Suedwestdeutsche Landesbank Euro        5.66%          01/05/98           P1/A1+            999,948
                                                                                                          -----------
                  TOTAL CERTIFICATES OF DEPOSIT                                                             3,499,774
                                                                                                          -----------

                  COMMERCIAL PAPER -- 3.70%

 2,000,000        Halifax Building Society                6.03%          01/07/98           P1/A1+          1,997,995
                                                                                                          -----------
                  REPURCHASE AGREEMENTS -- 49.23%

13,300,000        Credit Suisse First Boston, dated
                  12/31/97, with a maturity value of
                  $13,304,618 (Collateralized by
                  $13,830,000 (par value) zero coupon
                  various U.S. Government Federal Home
                  Loan Notes, due 03/10/98, 01/21/98,
                  with a market value of $13,599,512)     6.25%          01/02/98           P1/A1+         13,300,000

13,300,000        Merrill Lynch dated 12/31/97, with a
                  maturity value of $13,304,803
                  (Collateralized by $19,885,000 (par
                  value) zero coupons various U.S.
                  Government Federal National Mortgage
                  Association Medium Term Notes due
                  10/08/03, 04/08/04 & 10/08/04, with
                  a market value of $13,567,536)          6.50%          01/02/98           P1/A1+         13,300,000
                                                                                                          -----------
                  TOTAL REPURCHASE AGREEMENTS                                                              26,600,000
                                                                                                          -----------


                  TOTAL INVESTMENTS AT AMORTISED COST-- 100.13%                                            54,097,769

                  Liabilities in excess of other assets-- (0.13%)                                             (70,328)
                                                                                                          -----------
                  NET ASSETS-- 100.0%                                                                     $54,027,441
                                                                                                          -----------



Percentages indicated are based on net assets of $54,027,441

(a) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities as of December 31, 1997. Ratings are not covered by the report of independent accountants.





                       See notes to financial statements

                                     [LOGO]


                          INTERNATIONAL CURRENCY FUND


                            POUND STERLING PORTFOLIO
                   PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997

PRINCIPAL         DESCRIPTION                              RATE         MATURITY            MOODYS/         AMORTISED
AMOUNT                                                                       DATE           S&P (a)              COST

                  TIME DEPOSITS -- 41.98%
                  BANKS

6,000,000         Bank of Montreal                       7.25%           01/02/98           P1/A1+   (pound)6,000,000
6,000,000         Barclays                               7.19%           01/02/98           P1/A1+          6,000,000
6,000,000         Commerzbank                            7.25%           01/02/98           P1/A1+          6,000,000
6,000,000         Den Danske Bank                        7.25%           01/02/98           P1/A1           6,000,000
6,000,000         Republic National Bank, New York       7.00%           01/02/98           P1/A1+          6,000,000
6,000,000         Royal Bank of Canada                   7.25%           01/02/98           P1/A1+          6,000,000
5,752,000         Royal Bank of Scotland, London         6.94%           01/02/98           P1/A1+          5,752,000
6,000,000         Bank of Nova Scotia                    7.25%           01/02/98           P1/A1+          6,000,000
6,000,000         Toronto Dominion Bank                  7.25%           01/02/98           P1/A1+          6,000,000
                                                                                                          -----------
                  TOTAL TIME DEPOSITS                                                                      53,752,000
                                                                                                          -----------

                  CERTIFICATES OF DEPOSIT -- 16.40%
                  BANKS

5,000,000         BNP                                    7.47%           01/06/98           P1/A1           5,000,000
5,000,000         Halifax                                7.48%           01/16/98           P1/A1+          5,000,000
6,000,000         NationsBank                            7.47%           02/23/98           P1/A1+          6,000,000
5,000,000         Westdeutsche Landesbank                7.50%           01/27/98           P1/A1+          5,000,000
                                                                                                          -----------
                  TOTAL CERTIFICATES OF DEPOSIT                                                            21,000,000
                                                                                                          -----------

                  COMMERCIAL PAPER -- 41.55%
                  BANKS

6,000,000         ANZ Melbourne                          7.49%           02/18/98           P1/A1           5,940,748
5,000,000         National Australia Bank                7.11%           01/02/98           P1/A1+          4,999,024

                  CONSUMER CREDIT
6,000,000         Avco Trust Plc                         7.54%           02/17/98           P1/A1           5,941,654

                  DIVERSIFIED FOOD
5,000,000         Nestle                                 7.36%           01/09/98           P1/A1+          4,991,883
                  FINANCIAL SERVICES
6,000,000         General Electric Capital Corporation   7.42%           02/24/98           P1/A1+          5,934,002

                  INSURANCE
5,000,000         Commercial Union                       7.52%           01/20/98           P1/A1+          4,980,666
                  LEASING
3,500,000         ABN Lease Holdings                     7.00%           01/05/98           P1/A1+          3,497,147

                  PRINTING
6,000,000         Xerox Capital Europe                   7.37%           01/30/98           P1/A1           5,964,625

                  UTILITIES
5,000,000         Scottish Power                         7.53%           01/16/98           P1/A1           4,984,717
6,000,000         Scottish Hydro Electric                7.36%           01/30/98           P1/A1           5,964,672
                                                                                                          -----------

                  TOTAL COMMERCIAL PAPER                                                                   53,199,138
                                                                                                          -----------

                  TOTAL INVESTMENTS AT AMORTISED COST-- 99.93%                                            127,951,138
                  Other assets in excess of liabilities 0.07%                                                  86,764
                                                                                                          -----------
                  NET ASSETS-- 100.0%                                                              (pound)128,037,902
                                                                                                          -----------

Percentages indicated are based on net assets of (pound)128,037,902

(a) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities as of December 31, 1997. Ratings are not covered by the report of independent accountants.


                       See notes to financial statements


                                     [LOGO]

                          INTERNATIONAL CURRENCY FUND

                      STATEMENTS OF ASSETS AND LIABILITIES

                   (LOCAL CURRENCIES) AS AT DECEMBER 31, 1997

                                                  UNITED STATES    POUND STERLING    CANADIAN DOLLAR    DEUTSCHEMARK
                                                DOLLAR PORTFOLIO     PORTFOLIO         PORTFOLIO***     PORTFOLIO***
                                                        $             (POUND)              C$               DEM

ASSETS:

   Investments in securities, at amortised cost      54,097,769       127,951,138               -
    (cost $54,097,769 and (pound)127,951,138,
    respectively, including Repurchase
    Agreements of $26,600,000 and
    (pound)0 respectively.)

   Deferred organisational costs                         60,030            36,211         100,000          121,000
   Cash                                                       -               986              10               10
   Interest receivable                                   38,823           160,242               -                -
   Prepaid expenses                                       1,109               717               -                -
                                                  -------------------------------------------------------------------------
TOTAL ASSETS                                         54,197,731       128,149,294         100,010          121,010
                                                  -------------------------------------------------------------------------
LIABILITIES:

   Amounts payable to Manager                            75,000            45,000         100,000          121,000
   Administration fees payable                            2,122             5,456               -                -
   Transaction fees payable                              65,048            18,434               -                -
   Advisory fees payable                                      -            19,865               -                -
   Legal fees payable                                    14,569             6,118               -                -
   Audit fees payable                                     5,904             2,639               -                -
   Custody fees payable                                   3,024             7,384               -                -
   Fund accounting fees payable                             861             2,182               -                -
   Trustees fees payable                                    536             1,896               -                -
   Other accrued expenses                                 3,226             2,418               -                -
                                                  -------------------------------------------------------------------------
TOTAL LIABILITIES                                       170,290           111,392         100,000          121,000
                                                  -------------------------------------------------------------------------

NET ASSETS, DECEMBER 31, 1997                        54,027,441       128,037,902              10               10
                                                  -------------------------------------------------------------------------


*** not yet commenced operations


                       See notes to financial statements

                                     [LOGO]

                          INTERNATIONAL CURRENCY FUND

                            STATEMENTS OF OPERATIONS

           (LOCAL CURRENCIES) FOR THE PERIOD ENDED DECEMBER 31, 1997

                                                  UNITED STATES    POUND STERLING    CANADIAN DOLLAR    DEUTSCHEMARK
                                                DOLLAR PORTFOLIO*   PORTFOLIO**        PORTFOLIO***      PORTFOLIO***
                                                        $             (POUND)               C$               DEM

INVESTMENT INCOME:
   Interest income                                    1,686,338         4,955,525                  -                -
   Other Income                                             741                 -                  -                -
                                                  -------------------------------------------------------------------------
TOTAL INCOME                                          1,687,079         4,955,525                  -                -
                                                  -------------------------------------------------------------------------

EXPENSES:

   Advisory fees                                         60,474           146,274                  -                -
   Administration fees                                   15,118            36,568                  -                -
   Transactions fees                                     65,048            18,435                  -                -
   Trustees fees                                         40,023            24,634                  -                -
   Legal fees                                            20,819            27,786                  -                -
   Amortisation of organisation costs                    14,970             8,789                  -                -
   Audit fees                                            12,009             6,363                  -                -
   Fund accounting fees and expenses                      6,048            12,627                  -                -
   Custodian fees and expenses                            3,024             7,384                  -                -
   Other operating expenses                              19,942            12,606                  -                -
                                                  -------------------------------------------------------------------------
TOTAL EXPENSES                                          257,475           301,466                  -                -
   Fee Waivers                                         (60,474)          (126,409)                 -                -
                                                  -------------------------------------------------------------------------
TOTAL NET EXPENSES                                      197,001           175,057                  -                -
                                                  -------------------------------------------------------------------------

NET INVESTMENT INCOME                                 1,490,078         4,780,468                  -                -
                                                  -------------------------------------------------------------------------

NET INCREASE IN NET ASSETS

RESULTING FROM OPERATIONS                             1,490,078         4,780,468                  -                -
                                                  -------------------------------------------------------------------------

* for period from March 26, 1997 (commencement of operations) to December 31, 1997.
** for period from March 3, 1997 (commencement of operations) to December 31, 1997.
*** not yet commenced operations

                       See notes to financial statements

                                     [LOGO]

                           INTERNATIONAL CURRENCY FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

           (LOCAL CURRENCIES) FOR THE PERIOD ENDED DECEMBER 31, 1997

                                                  UNITED STATES    POUND STERLING       CANADIAN DOLLAR    DEUTSCHEMARK
                                                DOLLAR PORTFOLIO*     PORTFOLIO**           PORTFOLIO***      PORTFOLIO***
                                                        $               (POUND)                   C$             DEM

INCREASE IN NET ASSETS FROM:
Operations:

   Net investment income                              1,490,078         4,780,468                  -                -
                                                  -------------------------------------------------------------------------
Change in net assets resulting from operations        1,490,078         4,780,468                  -                -
                                                  -------------------------------------------------------------------------

CAPITAL TRANSACTIONS:

Contributions                                       177,719,547       182,128,181                 10               10
Withdrawals                                        (125,182,184)      (58,870,747)                 -                -
                                                  -------------------------------------------------------------------------
Change in net assets
resulting from capital transactions                  52,537,363       123,257,434                 10               10
                                                  -------------------------------------------------------------------------
Change in Net Assets                                 54,027,441       128,037,902                 10               10
                                                  -------------------------------------------------------------------------

NET ASSETS:

   Beginning of period                                        -                 -                  -                -
                                                  -------------------------------------------------------------------------
   End of period                                     54,027,441       128,037,902                 10               10
                                                  -------------------------------------------------------------------------

* for period from March 26, 1997 (commencement of operations) to December 31, 1997.
** for period from March 3, 1997 (commencement of operations) to December 31, 1997.
*** not yet commenced operations


                        See notes to financial statements

                                     (LOGO)


                          INTERNATIONAL CURRENCY FUND


                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANISATION

International Currency Fund (the "Portfolio Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-ended management investment company. At December 31, 1997 the Portfolio Trust consisted of four portfolios; the United States Dollar Portfolio, the Pound Sterling Portfolio, the Canadian Dollar Portfolio and the Deutschemark Portfolio, (individually a "Portfolio" and collectively the "Portfolios").

The investment objectives of each Portfolio are to seek to maintain a high level of liquidity, preserve capital and stability of principal expressed in the Portfolio's designated currency and, consistent with those objectives, to earn current income. A Portfolio's investment objectives are fundamental and may not be changed without the approval of its shareholders.

Rothschild International Asset Management Limited (the "Investment Adviser") serves as the Portfolio Trust's Investment Adviser. BISYS Fund Services, Limited Partnership ("BISYS") acts as Administrator to the Portfolios.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio Valuations:

The securities of the Portfolios are valued at amortised cost, which approximates market value. The amortised cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortisation to maturity of the difference between the principal amount due at maturity and cost. In accordance with policies adopted by the Portfolio Trust in this regard, the Portfolios may not (a) purchase any instrument with an effective remaining maturity greater than thirteen months, or (b) maintain a weighted average maturity which exceeds 90 days.

SECURITIES TRANSACTIONS AND RELATED INCOME:

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognised on the accrual basis and includes, where applicable, the amortisation of premium or accretion of discount. Gains or losses realised on sales of securities are determined by comparing the amortised cost of the security sold with the net sale proceeds.

EXPENSES:

Expenses directly attributable to a Portfolio are charged to that Portfolio, while general Portfolio Trust expenses are allocated among the respective Portfolios of the Trust on the basis of their relative net assets.

REPURCHASE AGREEMENTS:

The Portfolios will enter into repurchase agreements only with financial institutions rated by a U.S. nationally recognised statistical rating organisation (NRSRO) in the highest rating category for short term obligations and deemed to be creditworthy by the Investment Adviser, pursuant to guidelines established by the Portfolio Trust's Board of Trustees. During the term of any repurchase agreement, the Investment Adviser will monitor the creditworthiness of the seller, and the seller must maintain the value of the securities subject to the agreement in an amount that is greater than or equal to the repurchase price. Default or bankruptcy of the seller would, however expose the Portfolios to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations. Because of the seller's repurchase obligations, the securities subject to repurchase agreements do not have maturity limitations. Repurchase agreements are considered to be loans by a Portfolio under the 1940 Act.

ORGANISATIONAL EXPENSES:

The deferred organisation costs were incurred by the Portfolios in connection with their organisation. The Portfolios are expected to reimburse the Investment Adviser for the payment of these costs made in advance by the Manager. The costs have been deferred and will be amortised on a straight line basis over a five year period from the commencement of operations by the Portfolios.

FEDERAL INCOME TAXES:

Each Portfolio will be treated as a partnership for U.S. federal income tax purposes. As such, each U.S. investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the

                                     [LOGO]


Portfolios will be managed in such a way to satisfy the requirements of U.S. Internal Revenue Code applicable to regulated investment companies.

NOTE 3 - AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Portfolio Trust acting on behalf of each of the Portfolios has an Investment Advisory Agreement with the Investment Adviser and an Administration Agreement with BISYS.

The Investment Adviser is responsible for managing the investment of the assets of the Portfolios in conformity with the stated objectives and policies of the Portfolios. Pursuant to the terms of the Investment Advisory Agreement, the Investment Adviser is entitled to a fee, which is accrued daily and payable monthly, at an annual rate of 0.20% of the average daily net assets of each Portfolio of the Trust. For the period ended December 31, 1997, the Investment Adviser waived its entire fee for the United States Dollar Portfolio and partially waived its fee for the Pound Sterling Portfolio in the following amounts.

--------------------------------------------------------------------------------
United States Dollar                            $60,474
--------------------------------------------------------------------------------
Pound Sterling                                 (pound)126,409
--------------------------------------------------------------------------------
Canadian Dollar                                     nil
--------------------------------------------------------------------------------
Deutschemark                                        nil
--------------------------------------------------------------------------------

As Administrator, BISYS assists in supervising the operations of the Portfolios. Pursuant to the terms of the Administration Agreement, BISYS is entitled to a fee from each Portfolio which is accrued daily and payable monthly, at an annual rate of 0.05% of each of the Portfolio's average daily net assets. For the period ended December 31, 1997 BISYS earned the following fees as Administrator for each Portfolio.

--------------------------------------------------------------------------------
United States Dollar                            $15,118
--------------------------------------------------------------------------------
Pound Sterling                                  (pound)36,568
--------------------------------------------------------------------------------
Canadian Dollar                                     nil
--------------------------------------------------------------------------------
Deutschemark                                        nil
--------------------------------------------------------------------------------

BISYS is entitled to a fee from each Portfolio which is accrued daily and payable monthly at an annual rate of 0.02% of each of the Portfolios average daily net assets. BISYS earned the following amounts for the period ended December 31, 1997 for providing accounting services to each portfolio.

United States Dollar                              $6,048
--------------------------------------------------------------------------------
Pound Sterling                                   (pound)12,627
--------------------------------------------------------------------------------
Canadian Dollar                                     nil
--------------------------------------------------------------------------------
Deutschemark                                        nil
--------------------------------------------------------------------------------

NOTE 4 - TRUSTEES AND OFFICERS COMPENSATION

The Portfolio Trust has to date paid US$40,023 and (pound)24,634 in total to the Trustees of the Portfolio Trust. The Portfolio Trust will not pay compensation to the Trustees of the Portfolio Trust affiliated with the Investment Adviser or the Administrator nor will it pay any compensation to the Trustees who are officers of the Trust.

NOTE 5 - SECURITIES TRANSACTIONS

During the period ended December 31, 1997, each Portfolio purchased and matured portfolio securities, in the following amounts:

                               PURCHASES                  MATURITIES
--------------------------------------------------------------------------------
United States
Dollar Portfolio                $3,978,547,508           $3,924,490,999
--------------------------------------------------------------------------------
Pound Sterling Portfolio  (pound)8,529,021,163     (pound)8,402,385,073
--------------------------------------------------------------------------------
Canadian Dollar Portfolio            nil                     nil
--------------------------------------------------------------------------------
Deutschemark Portfolio               nil                     nil
--------------------------------------------------------------------------------

                                     [LOGO]

                           INTERNATIONAL CURRENCY FUND

                              FINANCIAL HIGHLIGHTS
                     FOR THE PERIOD ENDED DECEMBER 31, 1997

                                                  UNITED STATES    POUND STERLING      CANADIAN DOLLAR       DEUTSCHEMARK
                                                DOLLAR PORTFOLIO*     PORTFOLIO**         PORTFOLIO***       PORTFOLIO***

RATIOS/SUPPLEMENTAL DATA:

   Net assets, end of period (`000)                   $54,027      (pound)128,038                   -                -
   Ratio of expenses to average net assets
   after waivers and reimbursements                      0.65% (b)           0.24% (b)              -                -
   Ratio of net investment income to average
   net assets after waivers and reimbursements           4.93% (b)           6.56% (b)              -                -
   Ratio of expenses to average net assets (a)           0.85% (b)           0.41% (b)              -                -
   Ratio of net investment
   income to average net assets (a)                      4.73% (b)           6.38% (b)              -                -
   Total Return since inception                          3.00% (c)           4.00% (c)              -                -


* for the period March 26, 1997 (commencement of operations) to December 31, 1997. ** for the period March 3, 1997 (commencement of operations) to December 31, 1997. *** not yet commenced operations

(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(b) Annualised
(c) Not annualised


                       See notes to financial statements

                                     [LOGO]


                    FIVE ARROWS SHORT-TERM INVESTMENT TRUST

INVESTMENT ADVISER
Rothschild International Asset
Management Limited
Five Arrows House
St. Swithin's Lane, London EC4N 8NR
United Kingdom

DISTRIBUTOR
Five Arrows Fund Distributors Inc.
3435 Stelzer Road
Columbus, OH 43219-3035

ADMINISTRATOR
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, OH 43219-3035

TRANSFER AGENT
BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, OH 43219

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Centre
Brooklyn, NY 11245

AUDITORS
Coopers & Lybrand L.L.P
One Post Office Square
Boston, MA 02109

COUNSEL:
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, MA 02109-2881



International investing is subject to certain factors such as currency exchange rate volatility, possible political, social or economic instability, foreign taxation and differences in auditing and other financial standards.

The Fund is AAAm rated by Standard & Poor's. This rating is historical and is based upon the Fund's credit quality, market exposure and management. It signifies that the Fund's safety is excellent and that it has a superior capacity to maintain a US$1.00/(pound)1.00/DM 1/C$1.00 per share.

                                     [LOGO]

                                   ROTHSCHILD
                                ASSET MANAGEMENT


                                                                            2/98

                       [Rothschild Asset Management Logo]

                    FIVE ARROWS SHORT-TERM INVESTMENT TRUST

                STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

                     (local currencies) as at June 30, 1998


                                                     UNITED STATES     POUND            CANADIAN      DEUTSCHE MARK
                                                      DOLLAR FUND    STERLING FUND*** DOLLAR FUND***    FUND***
                                                            $        (POUND STERLING)     C$              DEM

ASSETS:
  Investment in International Currency Fund              529,246             10             10             10
  Deferred organizational costs                           40,780         37,000         82,000         99,000
  Receivable from Administrator                            8,846              -              -              -
                                                       -------------------------------------------------------------
TOTAL ASSETS                                             578,872         37,010         82,010         99,010
                                                       -------------------------------------------------------------

LIABILITIES:
  Amounts payable to Manager                              48,840         37,000         82,000         99,000
  Distribution payable from net investment income         30,425              -              -              -
  Legal fees payable                                       6,261              -              -              -
  Audit fees payable                                       4,182              -              -              -
  Shareholder service fees payable                         1,333              -              -              -
  Administration fees papayable                              107              -              -              -
  Other accrued expenses                                   4,539              -              -              -
                                                       -------------------------------------------------------------
TOTAL LIABILITIES                                         95,687         37,000         82,000         99,000
                                                       -------------------------------------------------------------
NET ASSETS                                               483,185             10             10             10
                                                       -------------------------------------------------------------

NET ASSETS
  Five Arrows Shares                                     483,185             10             10             10
  Five Arrows Service Shares                                   -              -              -              -
                                                       -------------------------------------------------------------
                                                         483,185             10             10             10
                                                       -------------------------------------------------------------

SHARES OUTSTANDING
  Five Arrows Shares                                     483,185             10             10             10
  Five Arrows Service Shares                                   -              -              -              -
                                                       -------------------------------------------------------------
TOTAL SHARES OUTSTANDING                                 483,185             10             10             10
                                                       -------------------------------------------------------------

NET ASSET VALUE, OFFERING & REDEMPTION
PRICE PER SHARE                                             1.00           1.00           1.00           1.00

COMPOSITION OF NET ASSETS:
  Shares of common stock, at par                             827              -              -              -
  Additional paid-in capital                             482,358             10             10             10
                                                       -------------------------------------------------------------
NET ASSETS, JUNE 30, 1998                                483,185             10             10             10
                                                       -------------------------------------------------------------

*** not yet commenced operations


                       See notes to financial statements

                       [Rothschild Asset Management Logo]

                    FIVE ARROWS SHORT-TERM INVESTMENT TRUST

                      STATEMENTS OF OPERATIONS (UNAUDITED)

             (local currencies) For the period ended June 30, 1998


                                                 UNITED STATES          POUND            CANADIAN      DEUTSCHE MARK
                                                  DOLLAR FUND      STERLING FUND***    DOLLAR FUND***    FUND***
                                                        $           POUND STERLING          C$              DEM

INVESTMENT INCOME:
  Investment income allocated from
  International Currency Fund                        224,808                -               -               -
                                                   -----------------------------------------------------------------

  Expenses                                            21,128                -               -               -

  Less: Fee waivers                                   (8,080)               -               -               -

  Less: International Currency Fund
  expense reimbursement                               (2,285)               -               -               -
                                                   -----------------------------------------------------------------
                                                      10,763                -               -               -
                                                   -----------------------------------------------------------------
NET INVESTMENT INCOME
FROM INTERNATIONAL CURRENCY FUND                     214,045                -               -               -
                                                   -----------------------------------------------------------------

FUND EXPENSES:

  Administration fees                                  1,990                -               -               -

  Shareholder servicing fees                           6,981                -               -               -

  Printing fees                                        8,234                -               -               -

  Amortization of organization costs                   8,100                -               -               -

  Registration fees                                    6,265                -               -               -

  Legal fees                                          18,616                -               -               -

  Audit fees                                           2,506                -               -               -

  Other operating expenses                             2,998                -               -               -
                                                   -----------------------------------------------------------------
TOTAL EXPENSES                                        55,690                -               -               -

  Less Fee waivers and reimbursements                    -                                  -               -
  by the Advisor and Administrator                   (55,690)
                                                   -----------------------------------------------------------------
TOTAL NET EXPENSES                                       -                  -               -               -
                                                   -----------------------------------------------------------------

NET INVESTMENT INCOME                                214,045                -               -               -
                                                   -----------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                            214,045                -               -               -
                                                   -----------------------------------------------------------------

*** not yet commenced operations

                       See notes to financial statements

                       [Rothschild Asset Management Logo]

                    FIVE ARROWS SHORT-TERM INVESTMENT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

UNITED STATES DOLLAR FUND


                                                                                       FOR THE PERIOD
                                                                                     FROM MARCH 26, 1997
                                                            FOR THE SIX MONTHS        (COMMENCEMENT OF
                                                           ENDED JUNE 30, 1998         OPERATIONS) TO
                                                               (UNAUDITED)            DECEMBER 31, 1997

                                                                    $                         $

INCREASE IN NET ASSETS FROM:

OPERATIONS:

  Net investment income                                          214,045                    199,869
                                                             --------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                   214,045                    199,869
                                                             --------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income -

  Five Arrows Shares                                            (214,045)                  (199,869)
  Net investment income -
  Five Arrows Service Shares                                         -                          -
                                                             --------------------------------------------
CHANGE IN NET ASSETS
FROM SHAREHOLDER DISTRIBUTIONS                                  (214,045)                  (199,869)
                                                             --------------------------------------------

CAPITAL SHARE TRANSACTIONS:

  Proceeds from shares sold                                   12,000,000                 18,651,422
  Dividends reinvested                                           213,857                    169,328
  Cost of shares redeemed                                    (20,000,000)               (10,551,422)
                                                             --------------------------------------------

CHANGE IN NET ASSETS
FROM CAPITAL SHARE TRANSACTIONS                               (7,786,143)                 8,269,328

                                                             --------------------------------------------
CHANGE IN NET ASSETS                                          (7,786,143)                 8,269,328
                                                             --------------------------------------------

NET ASSETS:

  Beginning of period                                          8,269,328                        -
                                                             --------------------------------------------
  End of period                                                  483,185                  8,269,328
                                                             --------------------------------------------

                       See notes to financial statements

                        [Rothschild Asset Management Logo]

                    FIVE ARROWS SHORT-TERM INVESTMENT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

POUND STERLING FUND


                                                                        FOR THE PERIOD
                                                                      FROM MARCH 26, 1997
                                                  FOR THE SIX MONTHS   (COMMENCEMENT OF
                                                  ENDED JUNE 30, 1998   OPERATIONS) TO
                                                       (UNAUDITED)    DECEMBER 31, 1997
                                                     POUND STERLING     POUND STERLING

INCREASE IN NET ASSETS FROM:

OPERATIONS:

  Net investment income                                       -                -

                                                      -------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                -                -
                                                      -------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income -
  Five Arrows Shares                                          -                -
  Net investment income -
  Five Arrows Service Shares                                  -                -
                                                      -------------------------------------
CHANGE IN NET ASSETS
FROM SHAREHOLDER DISTRIBUTIONS                                -                -
                                                      -------------------------------------

CAPITAL SHARE TRANSACTIONS:

  Proceeds from shares sold                                   -               10

  Dividends reinvested                                        -                -

  Cost of shares redeemed                                     -                -
                                                      -------------------------------------
CHANGE IN NET ASSETS
FROM CAPITAL SHARE TRANSACTIONS                               -               10
                                                      -------------------------------------
CHANGE IN NET ASSETS                                          -               10
                                                      -------------------------------------

NET ASSETS:

  Beginning of period                                        10                -
                                                      -------------------------------------
  End of period                                              10               10
                                                      -------------------------------------

                        [Rothschild Asset Management Logo]

                    FIVE ARROWS SHORT-TERM INVESTMENT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

CANADIAN DOLLAR FUND


                                                                        FOR THE PERIOD
                                                                      FROM MARCH 26, 1997
                                                  FOR THE SIX MONTHS   (COMMENCEMENT OF
                                                  ENDED JUNE 30, 1998   OPERATIONS) TO
                                                       (UNAUDITED)    DECEMBER 31, 1997
                                                            C$                C$

INCREASE IN NET ASSETS FROM:

OPERATIONS:

  Net investment income                                       -                -

                                                      -------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                -                -
                                                      -------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income -
  Five Arrows Shares                                          -                -
  Net investment income -
  Five Arrows Service Shares                                  -                -
                                                      -------------------------------------
CHANGE IN NET ASSETS
FROM SHAREHOLDER DISTRIBUTIONS                                -                -
                                                      -------------------------------------

CAPITAL SHARE TRANSACTIONS:

  Proceeds from shares sold                                   -               10

  Dividends reinvested                                        -                -

  Cost of shares redeemed                                     -                -
                                                      -------------------------------------
CHANGE IN NET ASSETS
FROM CAPITAL SHARE TRANSACTIONS                               -               10
                                                      -------------------------------------
CHANGE IN NET ASSETS                                          -               10
                                                      -------------------------------------

NET ASSETS:

  Beginning of period                                        10                -
                                                      -------------------------------------
  End of period                                              10               10
                                                      -------------------------------------





                        See notes to financial statements

                        [Rothschild Asset Management Logo]

                    FIVE ARROWS SHORT-TERM INVESTMENT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

DEUTSCHE MARK FUND


                                                                        FOR THE PERIOD
                                                                      FROM MARCH 26, 1997
                                                  FOR THE SIX MONTHS   (COMMENCEMENT OF
                                                  ENDED JUNE 30, 1998   OPERATIONS) TO
                                                       (UNAUDITED)     DECEMBER 31, 1997
                                                          DEM                 DEM

INCREASE IN NET ASSETS FROM:

OPERATIONS:

  Net investment income                                       -                -

                                                      -------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                -                -
                                                      -------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income -
  Five Arrows Shares                                          -                -
  Net investment income -
  Five Arrows Service Shares                                  -                -
                                                      -------------------------------------
CHANGE IN NET ASSETS
FROM SHAREHOLDER DISTRIBUTIONS                                -                -
                                                      -------------------------------------

CAPITAL SHARE TRANSACTIONS:

  Proceeds from shares sold                                   -               10
  Dividends reinvested                                        -                -
  Cost of shares redeemed                                     -                -
                                                      -------------------------------------
CHANGE IN NET ASSETS
FROM CAPITAL SHARE TRANSACTIONS                               -               10
                                                      -------------------------------------
CHANGE IN NET ASSETS                                          -               10
                                                      -------------------------------------

NET ASSETS:

  Beginning of period                                        10                -
                                                      -------------------------------------
  End of period                                              10               10
                                                      -------------------------------------

                       See notes to financial statements

                        [Rothschild Asset Management Logo]

                    FIVE ARROWS SHORT TERM INVESTMENT TRUST

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 - ORGANISATION

Five Arrows Short Term Investment Trust, a Delaware business trust ("the Trust"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At June 30 1998 the Trust consisted of four funds; the U.S. Dollar Fund, the Pound Sterling Fund, the Canadian Dollar Fund and the Deutsche Mark Fund, (individually a "Fund" and collectively the "Funds").

Each Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the corresponding portfolio of the International Currency Fund, (individually a "Portfolio" and collectively the "Portfolios"), which has the same investment objectives as that of such Fund. The value of each Fund's investment in each Portfolio included in the accompanying statements of assets and liabilities reflects each Fund's proportionate beneficial interest in the net assets of that Portfolio. At June 30 1998, the Funds held proportionate interests in the corresponding Portfolios in the following amounts:


-----------------------------------
U.S. Dollar Fund            2.70%
-----------------------------------
Pound Sterling Fund        00.00%
-----------------------------------
Canadian Dollar Fund       00.00%
-----------------------------------
Deutsche Mark Fund         00.00%
-----------------------------------

The financial statements of each Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with each Fund's financial statements.

BISYS Fund Services Limited Partnership ("BISYS") serves as the Trust's administrator. Its affiliates, Five Arrows Fund Distributors Inc., (the "Distributor") and BISYS Fund Services Inc., (the "Transfer Agent"), act as the distributor and transfer/dividend disbursing agent to the Funds, respectively.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS:

The Funds record respective investments in the Portfolios of International Currency Fund at value. The valuation of securities held by the International Currency Fund is discussed in the notes to the International Currency Fund Financial Statements included elsewhere in this report.

INVESTMENT INCOME AND EXPENSES:

The Funds record their proportionate share of the investment income, expenses and realized gains and losses recorded by the corresponding Portfolio on a daily basis. The investment income, expenses and realized gains and losses are allocated daily to investors in each Portfolio based upon the value of their investments in each Portfolio. Such investments are adjusted on a daily basis.

Expenses directly attributable to each Fund are charged directly to the respective Fund, while general Trust expenses attributable to more than one Fund of the Trust are allocated among the respective Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Each Fund's net investment income, if any, is declared daily in respect of each class of share and paid monthly to shareholders of record on the date of declaration. Dividends from each class of share are automatically reinvested in additional shares of that class at net asset value unless the shareholders specifically elect to receive dividends in the form of cash. Net realized gains on portfolio securities, if any, are distributed at least annually. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, expiring capital loss carryforwards, and deferral of certain losses.

FEDERAL INCOME TAXES:

Under Subchapter M of the Internal Revenue Code (the "Code"), the Funds will be treated as separate corporations for U.S. federal income tax purposes. It is intended that each Fund will qualify for each fiscal year as a "regulated investment company" under the Code by complying with certain requirements of the Code regarding sources of income, diversification of assets, and distribution of income to shareholders, although no

                        [Rothschild Asset Management Logo]

                    FIVE ARROWS SHORT TERM INVESTMENT TRUST

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

assurance can be given in this regard. As regulated investment companies, the Funds will not be liable for U.S. federal income taxes on the net investment income and capital gains distributed to shareholders in accordance with the applicable provisions of the Code. Since it is intended that each Fund will distribute all of its net income and net capital gain each year, each Fund should avoid all U.S. federal income taxes.

Each Fund will determine its income in terms of its Designated Currency and, in the case of each Fund other than the U.S. Dollar Fund, will translate its net income for each year from its Designated Currency into U.S. dollars for U.S. federal income tax purposes. Under current Treasury regulations, regulated investment companies are normally required to recognize for U.S. federal income tax purposes income or loss attributable to changes in exchange rates between the U.S. dollar and the Fund's Designated Currency (i.e. currency gain or loss) absent a ruling to the contrary from the Internal Revenue service. Recognition of currency gain in excess of currency loss in any given year would require the affected fund to pay dividends in excess of its interest income in order to pay out all income as calculated for U.S. federal income tax purposes. In reliance upon a ruling from the U.S. Internal Revenue Service, the Trust calculates the income of each Fund without recognising currency gain or loss.

ORGANISATIONAL  EXPENSES:

The Funds incurred certain costs in connection with their organisation. The Funds are expected to reimburse the Investment Adviser for the payment of these expenses made in advance by the Manager. These costs have been deferred and are being amortized on a straight-line basis over five years from the date of commencement of operations by the Funds.

NOTE 3 - AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an Administration Agreement with BISYS and a Distribution Agreement with the Distributor.

As Administrator, BISYS is responsible for coordinating and generally administering the operation of the Funds' business. Pursuant to the terms of the Administration Agreement, BISYS is entitled to a fee, accrued daily and payable monthly, at an annual rate of 0.05% of each Fund's average daily net assets. BISYS has agreed to provide a wide range of services to the Funds, including maintaining the Funds' offices, providing statistical and research data, coordinating the preparation of reports to shareholders, calculating and providing for the calculation of net asset values of Fund shares, dividends and capital gains distributions to shareholders and performing other administrative functions necessary for the smooth operation of the Funds.

Pursuant to an agreement dated July 19, 1998 it is proposed that State Street Bank and Trust Company will replace Rothschild International Asset Management Limited as Investment Adviser of the Master Fund. The Portfolios' Investment Adviser has voluntarily agreed to waive such portion of its advisory fee as is necessary to cause the annualized total expenses of each class of shares of a Fund not to exceed a specified percentage of such class' average daily net assets value (0.275% in the case of the Five Arrows share class of the U.S. Dollar Fund and 0.35% in the case of the Five Arrows share class of each other
Fund). Similarly, for the Five Arrows Service share class these percentages are 0.625% for the U.S. Dollar Fund and 0.70% for the other three Funds. If this reimbursement is not sufficient to cause the total expenses of any Fund not to exceed the specified percentage of average daily net assets, the Investment Advisor has agreed to pay such other expenses of the applicable Fund as is necessary to keep total expenses from exceeding the specified percentage. This undertaking has remained in effect for the fiscal period ended June 30, 1998, and thereafter at the discretion of the Investment Adviser. The Investment Advisor waived fees and reimbursed expenses in the following amounts so that the Funds could meet these expense limitations:


-----------------------------------------------
United States Dollar Fund           $66,055
-----------------------------------------------
Pound Sterling Fund                     Nil
-----------------------------------------------
Canadian Dollar Fund                    Nil
-----------------------------------------------
Deutsche Mark Fund                      Nil
-----------------------------------------------

The Distributor, the Transfer Agent and the Custodian may also from time to time otherwise voluntarily waive their respective fees. No fee waivers may be recouped beyond the end of any fiscal year.

The Funds have adopted a 12b-1 Plan (the "Plan") in accordance with rule 12b-1 promulgated under the 1940 Act. The Plan provides that each Fund will make payments to the Distributor equal to 0.50% (on an annual basis) of the average daily value of the net assets of such

                        [Rothschild Asset Management Logo]

                    FIVE ARROWS SHORT TERM INVESTMENT TRUST

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Fund's Five Arrows Service class of shares. The 12b-1 fee has two components: a service fee and a distribution fee. The plan provides that each of these components will be paid at an annual rate of 0.25% of the average daily value of the net assets of such Fund's Five Arrows Service class of shares.

The Distributor has voluntarily agreed to waive a portion of the distribution fee component in order to limit payments of the 12b-1 fee to a total of 0.35% (on an annual basis) of the average daily net assets of the Five Arrows Service class shares of any Fund. This waiver has remained in effect for the fiscal period ended June 30, 1998 and thereafter at the discretion of the Distributor. The Distributor has reserved the right to terminate or revise this undertaking with respect to any period after June 30, 1998. For the period ended June 30, 1998, the Funds paid the following amounts to the Distributor in connection with the Plan:


----------------------------------------
United States Dollar Fund           Nil
----------------------------------------
Pound Sterling Fund                 Nil
----------------------------------------
Canadian Dollar Fund                Nil
----------------------------------------
Deutsche Mark Fund                  Nil
----------------------------------------


NOTE 5 - CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds for the period ended June 30 1998 are summarized below:

NOTE 4 - TRUSTEES' FEES

The Trust has to date paid no compensation to the Trustees of the Trust and it will not pay any compensation to those Trustees affiliated with the Investment Adviser, the Administrator or the Distributor. The Trust will not pay any compensation to the Trust's officers.



FIVE ARROWS SHARES


                             UNITED STATES          POUND       CANADIAN         DEUTSCHEMARK
                             DOLLAR FUND    STERLING FUND    DOLLAR FUND                 FUND

Shares subscribed               12,000,000           nil             nil                   nil

Shares issued to shareholders
in reinvestment of dividends       213,857           nil             nil                   nil

Shares redeemed                (20,000,000)          nil             nil                   nil
                             -----------------------------------------------------------------
NET INCREASE                    (7,786,143)          nil             nil                   nil
                             ------------------------------------------------------------------

                        [Rothschild Asset Management Logo]

                    FIVE ARROWS SHORT TERM INVESTMENT TRUST

                              FINANCIAL HIGHLIGHTS

Contained below is the per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

UNITED STATES DOLLAR FUND
FIVE ARROWS SHARES (d)


                                                                                                  FOR THE PERIOD
                                                                                                FROM MARCH 26, 1997
                                                                      FOR THE SIX MONTHS         (COMMENCEMENT OF
                                                                      ENDED JUNE 30, 1998         OPERATIONS) TO
                                                                          (UNAUDITED)           DECEMBER 31, 1997
                                                                                $                         $

PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD                               $1.00                      $1.00

INCOME FROM INVESTMENT OPERATIONS:

  Net investment income                                                       0.03                       0.04
                                                                         -------------------------------------------
TOTAL INCOME FROM INVESTMENT OPERATIONS                                       0.03                       0.04
                                                                         -------------------------------------------

LESS DISTRIBUTIONS:

  Net investment income                                                      (0.03)                     (0.04)
                                                                         -------------------------------------------
TOTAL DISTRIBUTIONS                                                          (0.03)                     (0.04)
                                                                         -------------------------------------------

NET ASSET VALUE PER SHARE, END OF PERIOD                                     $1.00                      $1.00
                                                                         -------------------------------------------

TOTAL RETURN                                                                  2.70%(b)                   4.18%(b)
                                                                         -------------------------------------------

RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of period ('000)                                            $483                     $8,269

  Ratio of expenses to average net assets                                     0.28%(c)                   0.28%(c)

  Ratio of net investment income to average net assets                        6.66%(c)                   5.33%(c)

  Ratio of expenses to average net assets(a)                                  1.92%(c)                   3.04%(c)

  Ratio of net investment income to average net assets(a)                     5.02%(c)                   2.56%(c)


(a)  During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated

(b)  Not annualised

(c)  Annualised

(d)  Per share amounts and ratios/supplemental data reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the related portfolio.


                       See notes to financial statements

                        [Rothschild Asset Management Logo]


                          INTERNATIONAL CURRENCY FUND

                         UNITED STATES DOLLAR PORTFOLIO

              Portfolio of Investments, (unaudited) June 30, 1998


PRINCIPAL     DESCRIPTION                                 RATE    MATURITY   MOODYS/       AMORTISED
AMOUNT                                                              DATE     S&P (a)         COST

TIME DEPOSITS - 75.84%
BANKS

   $900,000   Bank of Montreal                             6.12%   07/01/98   P1/A1+         $900,000
    900,000   Barclays                                     6.00%   07/01/98   P1/A1+          900,000
    950,000   BNP (London)                                 5.93%   07/01/98   P1/A1+          950,000
    950,000   Credit Agricole                              6.25%   07/01/98   P1/A1+          950,000
    950,000   CIBC London                                  6.18%   07/01/98   P1/A1+          950,000
    900,000   Deutsche Bank                                6.00%   07/01/98   P1/A1+          900,000
    900,000   Kredietbank London                           6.00%   07/01/98   P1/A1+          900,000
    950,000   Lloyds London                                6.00%   07/01/98   P1/A1+          950,000
    950,000   Nationsbank NA TD                            5.87%   07/01/98   P1/A1+          950,000
    940,000   Rabobank                                     5.75%   07/02/98   P1/A1+          940,000
    950,000   RBC London Royal Bank of Canada, London      6.25%   07/01/98   P1/A1+          950,000
    950,000   Republic National Bank, New York             6.00%   07/02/98   P1/A1+          950,000
    900,000   Bank of Nova Scotia                          6.06%   07/01/98   P1/A1+          900,000
    900,000   Svenska Handlesbanken                        6.00%   07/01/98   P1/A1           900,000
    914,000   United Bank of Switzerland (London)          6.00%   07/01/98   P1/A1+          914,000
    940,000   West LB                                      5.75%   07/02/98   P1/A1+          940,000
                                                                                        -------------
TOTAL TIME DEPOSITS                                                                        14,844,000
                                                                                        -------------

REPURCHASE AGREEMENTS - 24.52%

Merrill Lynch dated 06/30/98, with a
maturity value of $4,800,000 (Collateralized by
$23,262,000 (par value) zero coupon various U.S.
Government Federal National Mortgage Association,
Medium Term Notes due 01/15/23, 10/15/24,
7/15/25, 10/15/25, 4/15/26, 10/15/26 &
1/15/21.
With a market value of $4,896,586)                  6.50%           01/02/98          P1/A1+    4,800,000
                                                                                             -------------

TOTAL REPURCHASE AGREEMENTS                                                                     4,800,000
                                                                                             -------------

TOTAL INVESTMENTS AT AMORTISED COST - 100.36%                                                  19,644,000
Liabilities in excess of other assets - (0.36%)                                                   (69,576)
                                                                                             -------------

                                                                                             -------------
NET ASSETS - 100.0%                                                                           $19,574,424
                                                                                             -------------

Percentages indicated are based on net assets of $19,574,424

(a) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities as of June 30, 1998.

                       See notes to financial statements

                        [Rothschild Asset Management Logo]


                          INTERNATIONAL CURRENCY FUND


                            POUND STERLING PORTFOLIO

               Portfolio of Investments (unaudited) June 30, 1998

PRINCIPAL         DESCRIPTION                           RATE       MATURITY     MOODYS/           AMORTISED
AMOUNT                                                                 DATE      S&P (A)               COST

            TIME DEPOSITS - 22.91%
            BANKS
6,000,000   Bank of Montreal                             7.31%     07/01/98     P1/A1+          6,000,000 (pound sterling)
6,000,000   Commerzbank                                  7.25%     07/01/98     P1/A1+          6,000,000
6,000,000   Dresdner Bank                                7.25%     07/01/98     P1/A1+          6,000,000
5,391,000   Republic National Bank, New York             7.25%     07/01/98     P1/A1+          5,391,000
6,000,000   Westdeutsche Landesbank                      7.25%     07/01/98     P1/A1+          6,000,000
                                                                                              -----------
            TOTAL TIME DEPOSITS                                                                29,391,000
                                                                                              -----------

            COMMERCIAL PAPER - 4.65%
            FINANCIAL SERVICES
6,000,000   Sigma Finance                                7.00%     07/01/98     P1/A1+          5,967,661
                                                                                              -----------
            TOTAL COMMERCIAL PAPER                                                              5,967,661
                                                                                              -----------

            REPURCHASE AGREEMENTS - 72.48%
31,000,000  CSFB London, dated 06/30/98, with a
            maturity value of 31,006,285 (pound
            sterling) (Collateralised by
            26,461,000 (pound sterling) (par
            value) UK Treasuries due 09/25/09,
            with a market value of 31,000,000)
            (pound sterling)                                                    P1/A1+         31,000,000

30,999,999  Goldman Sachs, dated 06/30/98, with a maturity
            value of 31,005,987 (pound sterling)
            (Collateralised by 29,459,279 (pound
            sterling) (par value) UK Treasuries due
            06/10/03, with a market value of 30,999,999)
            (pound sterling)                                                    P1/A1+         30,999,999

31,000,000  UBS, dated 06/30/98, with a maturity
            value 31,006,030 (pound sterling)
            (Collateralised by 26,461,000 (pound
            sterling) (par value) UK Treasuries
            due 03/01/99, with a market value of
            31,712,657) (pound sterling)                                        P1/A1+         31,000,000
                                                                                              -----------
                                                                                               92,999,999 (pound sterling)
                                                                                              -----------

            Total Investments at Amortised Cost - 100.04%                                     128,358,660
            Other assets in excess of liabilities - (0.04%)                                       (46,657)
                                                                                              -----------
            NET ASSETS - 100.0%                                                               128,312,003 (pound sterling)
                                                                                              -----------



Percentages indicated are based on net assets of 128,312,003 (pound sterling)

(a) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities as of June 30, 1998.

                       See notes to financial statements

                        [Rothschild Asset Management Logo]


                          INTERNATIONAL CURRENCY FUND

                STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
                     (local currencies) As at June 30, 1998

                                                           United States   Pound Sterling     Canadian Dollar    Deutschemark
                                                         Dollar Portfolio    Portfolio         Portfolio***      Portfolio***
                                                                 $         (pound sterling)        C$                 Dem

ASSETS:

Investments in securities, at amortised cost               19,644,000        128,358,660               --                 --
(cost $19,644,000 and 128,358,660 (pound sterling)
C$0 and Dem) respectively, including Repurchase
Agreements of $4,800,000 and 92,999,999)
(pound sterling)

Deferred organisational costs                                  49,230             30,959            100,000            121,000
Cash                                                             --                 --                   10                 10
Interest receivable                                             4,136             24,227               --                 --
                                                         -------------------------------------------------------------------------
Total Assets                                               19,697,366        128,413,846            100,010            121,010
                                                         -------------------------------------------------------------------------

LIABILITIES:

Amounts payable to Manager                                     60,030             45,000            100,000            121,000
Administration fees payable                                     2,348              5,184               --                 --
Advisory fees payable                                            --               33,943               --                 --
Legal fees payable                                              6,632              1,775               --                 --
Audit fees payable                                              3,400              2,951               --                 --
Custody fees payable                                            4,311              5,793               --                 --
Other accrued expenses                                         46,221              7,197               --                 --
                                                         -------------------------------------------------------------------------
Total Liabilities                                             122,942            101,843            100,000            121,000
                                                         -------------------------------------------------------------------------
NET ASSETS, JUNE 30, 1998                                  19,574,424        128,312,003                 10                 10
                                                         -------------------------------------------------------------------------


*** not yet commenced operations


                       See notes to financial statements

                        [Rothschild Asset Management Logo]


                          INTERNATIONAL CURRENCY FUND

                      STATEMENTS OF OPERATIONS (UNAUDITED)
             (local currencies) For the period ended June 30, 1998



                                         United States     Pound Sterling  Canadian Dollar   Deutschemark
                                        Dollar Portfolio    Portfolio        Portfolio***    Portfolio***
                                               $          (pound sterling)      C$              Dem
INVESTMENT INCOME:

Interest income                            1,694,562          4,444,890         --               --
                                         -----------------------------------------------------------------
TOTAL INCOME                               1,694,562          4,444,890         --               --
                                         -----------------------------------------------------------------

EXPENSES:

Advisory fees                                 60,169            122,087         --               --

Administration fees                           15,042             30,522         --               --

Trustee fees                                  32,757             18.824         --               --

Legal fees                                    17,721             11,222         --               --

Amortization of organization costs            10,800              4,500         --               --

Audit fees                                     7,339              3,801         --               --

Fund accounting fees and expenses              6,017             12,209         --               --

Custodian fees and expenses                    3,009              6,104         --               --

Other operating expenses                       9,310              7,992         --               --
                                         -----------------------------------------------------------------
TOTAL EXPENSES                               162,164          21217,261         --               --

Fee waivers                                  (60,169)           (79,357)        --               --
                                         -----------------------------------------------------------------
TOTAL NET EXPENSES                           101,995            137,904         --               --
                                         -----------------------------------------------------------------

NET INVESTMENT INCOME                      1,592,567          4,306,986         --               --
                                         -----------------------------------------------------------------

NET INCREASE IN NET ASSETS

RESULTING FROM OPERATIONS                  1,592,567          4,306,986         --               --
                                         -----------------------------------------------------------------


*** not yet commenced operations



                       See notes to financial statements

                        [Rothschild Asset Management Logo]


                          INTERNATIONAL CURRENCY FUND

                       STATEMENT OF CHANGES IN NET ASSETS



UNITED STATES DOLLAR PORTFOLIO

                                                                                     For the period
                                                                                    from March 26, 1997
                                                            For the six months      (commencement of
                                                           ended June 30, 1998       operations) to
                                                                (unaudited)         December 31, 1997
                                                                      $                   $

INCREASE IN NET ASSETS FROM:

OPERATIONS:
Net investment income                                              1,592,567            1,490,078
                                                                ------------        -------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                     1,592,567            1,490,078
                                                                ------------        -------------

CAPITAL TRANSACTIONS:

Contributions                                                    169,773,940          177,719,547
Withdrawals                                                     (205,819,524)        (125,182,184)
                                                                ------------        -------------
CHANGE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS         (36,045,584)          52,537,363
                                                                ------------        -------------
CHANGE IN NET ASSETS                                             (34,453,017)          54,027,441
                                                                ------------        -------------


NET ASSETS:

Beginning of period                                               54,027,441                 --
                                                                ------------        -------------
End of period                                                     19,574,424           54,027,441
                                                                ------------        -------------



                       See notes to financial statements

                        [Rothschild Asset Management Logo]


                          INTERNATIONAL CURRENCY FUND

                       STATEMENT OF CHANGES IN NET ASSETS


POUND STERLING PORTFOLIO

                                                                                    For the period
                                                                                  from March 26, 1997
                                                            For the six months     (commencement of
                                                            ended June 30, 1998     operations) to
                                                               (unaudited)         December 31, 1997
                                                             (pound sterling)      (pound sterling)

INCREASE IN NET ASSETS FROM:

OPERATIONS:
Net investment income                                              4,306,986            4,780,468
                                                           ---------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                     4,306,986            4,780,468
                                                           ---------------------------------------

CAPITAL TRANSACTIONS:

Contributions                                                     65,708,956          182,128,181
Withdrawals                                                      (69,741,841)         (58,870,747)
                                                           ---------------------------------------
CHANGE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS          (4,032,885)         123,257,434
                                                           ---------------------------------------
CHANGE IN NET ASSETS                                                 274,101          128,037,902
                                                           ---------------------------------------


NET ASSETS:

Beginning of period                                              128,037,902                 --
                                                           ---------------------------------------
End of period                                                    128,312,003          128,037,902
                                                           ---------------------------------------




                       See notes to financial statements

                        [Rothschild Asset Management Logo]


                          INTERNATIONAL CURRENCY FUND

                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANISATION

International Currency Fund (the "Portfolio Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At June 30 1998 the Portfolio Trust consisted of four portfolios; the U.S. Dollar Portfolio (the "U.S. Dollar Portfolio"), the Pound Sterling Portfolio (the "Pound Sterling Portfolio"), the Canadian Dollar Portfolio (the "Canadian Dollar Portfolio" and the Deutschemark Portfolio (the "Deutschemark Portfolio") (collectively the "Portfolios").

The investment objectives of each Portfolio are to seek to maintain a high level of liquidity, preserve capital and stability of principal expressed in the Portfolio's designated currency and, consistent with those objectives, to earn current income. A Portfolio's investment objectives are fundamental and may not be changed without the approval of its shareholders.


Rothschild International Asset Management Limited (the "Investment Adviser") serves as the Portfolio Trust's Investment Adviser. Pursuant to an agreement dated June 19, 1998 it is proposed that the investment advisory service be transferred to State Street Bank and Trust Company. BISYS Fund Services, Limited Partnership ("BISYS") acts as Administrator to the Portfolios.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS:

The securities of the Portfolios are valued at amortised cost, which approximates market value. The amortised cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortisation to maturity of the difference between the principal amount due at maturity and cost. In accordance with policies adopted by the Portfolio Trust in theis regard, the Portfolios may not (a) purchase any instrument with an effective remaining maturity greater than thirteen months, or (b) maintain a weighted average maturity which exceeds 90 days.

SECURITIES TRANSACTIONS AND RELATED INCOME:

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognised on the accrual basis and includes, where applicable, the amortisation of premium or accretion of discount. Gains or losses realised on sales of securities are determined by comparing the amortised cost of the security sold with the net sale proceeds.


EXPENSES:

Expenses directly attributable to a Portfolio are charged to that Portfolio, while general Portfolio Trust expenses are allocated among the respective Portfolios of the Trust.


REPURCHASE AGREEMENTS:

The Portfolios will enter into repurchase agreements only with financial institutions rated by a U.S. nationally recognised statistical rating organisation (NRSRO) in the highest rating category for short term obligations and deemed to be creditworthy by the Investment Adviser, pursuant to guidelines established by the Portfolio Trust's Board of Trustees. During the term of any repurchase agreement, the Investment Adviser will monitor the creditworthiness of the seller, and the seller must maintain the value of the securities subject to the agreement in an amount that is greater than the repurchase price. Default or bankruptcy of the seller would, however expose the Portfolios to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations. Because of the seller's repurchase obligations, the securities subject to repurchase agreements do not have maturity limitations.


ORGANISATIONAL EXPENSES:

The deferred organisation costs were incurred by the Portfolios in connection with their organisation. The Portfolios are expected to reimburse the Investment Adviser for the payment of these costs made in advance by the Manager. The costs have been deferred and will be amortised on a straight line basis over a five year period from the commencement of operations by the Portfolios.


FEDERAL INCOME TAXES:

Each Portfolio will be treated as a partnership for U.S. federal income tax purposes. As such, each U.S. investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolios will be managed in such a way that an investor will be able to satisfy the requirements of U.S. Internal Revenue code applicable to regulated investment companies.

                        [Rothschild Asset Management Logo]


                          INTERNATIONAL CURRENCY FUND

                         NOTES TO FINANCIAL STATEMENTS

NOTE 3 - AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Portfolio Trust acting on behalf of each of the Portfolios has an Investment Advisory Agreement with the Investment Adviser and an Administration Agreement with BISYS.

The Investment Adviser is responsible for managing the investment of the assets of the Portfolios in conformity with the stated objectives and policies of the Portfolios. Pursuant to the terms of the Investment Advisory Agreement, the Investment Adviser is entitled to a fee, which is accrued daily and payable monthly, at an annual rate of 0.20% of the average daily net assets of each Portfolio of the Trust. For the period ended June 30, 1998, the Investment Adviser waived its entire fee for the United States Dollar Portfolio and partially waived its fee for the Pound Sterling Portfolio in the following amounts.

--------------------------------------------------------------------
United States Dollar                       $60,169
--------------------------------------------------------------------
Pound Sterling                             122,087 (pound sterling)
--------------------------------------------------------------------
Canadian Dollar                                Nil
--------------------------------------------------------------------
Deutschemark                                   Nil
--------------------------------------------------------------------

As Administrator, BISYS assists in supervising the operations of the Portfolios. Pursuant to the terms of the Administration Agreement, BISYS is entitled to a fee from each Portfolio which is accrued daily and payable monthly, at an annual rate of 0.05% of each of the Portfolio's average daily net assets. For the period ended June 30, 1998 BISYS earned the following fees as Administrator for each Portfolio.

--------------------------------------------------------------------
United States Dollar                       $15,042
--------------------------------------------------------------------
Pound Sterling                              30,522 (pound sterling)
--------------------------------------------------------------------
Canadian Dollar                                Nil
--------------------------------------------------------------------
Deutschemark                                   Nil
--------------------------------------------------------------------

In addition BISYS earned the following amounts for the period ended June 30, 1998 for providing fund accounting services on a daily basis to each Portfolio.

--------------------------------------------------------------------
United States Dollar                        $6,017
--------------------------------------------------------------------
Pound Sterling                              12,209 (pound sterling)
--------------------------------------------------------------------
Canadian Dollar                                Nil
--------------------------------------------------------------------
Deutschemark                                   Nil
--------------------------------------------------------------------

NOTE 4 - TRUSTEES AND OFFICERS COMPENSATION

For the six months ended June 30, 1998 the Portfolio Trust paid US$32,757 and 18,824 (pound sterling) in total to the Trustees of each Portfolio Trust. The Portfolio Trust will not pay compensation to the Trustees of the Portfolio Trust affiliated with the Investment Adviser or the Administrator nor will it pay any compensation to the Trustees who are officers of the Trust.

NOTE 5 - SECURITIES TRANSACTIONS

During the period ended June 30, 1998, each Portfolio purchased and matured portfolio securities, in the following amounts:

                                           Purchases                          Maturities
-------------------------------------------------------------------------------------------------------------
United States
Dollar Portfolio                          $4,587,615,164                      $4,622,186,000
-------------------------------------------------------------------------------------------------------------
Pound Sterling
Portfolio                                  7,659,942,670 (pound sterling)      7,684,812,951 (pound sterling)
-------------------------------------------------------------------------------------------------------------
Canadian Dollar
Portfolio                                            nil                                 nil
-------------------------------------------------------------------------------------------------------------
Deutschemark
Portfolio                                            nil                                 nil
-------------------------------------------------------------------------------------------------------------

                        [Rothschild Asset Management Logo]


                          INTERNATIONAL CURRENCY FUND

                              FINANCIAL HIGHLIGHTS

UNITED STATES DOLLAR PORTFOLIO

                                                                                                       FOR THE PERIOD
                                                                                                     FROM MARCH 26, 1997
                                                                                FOR THE SIX MONTHS    (COMMENCEMENT OF
                                                                                ENDED JUNE 30, 1998    OPERATIONS) TO
                                                                                     (UNAUDITED)      DECEMBER 31, 1997
                                                                                        $                     $
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period ('000)                                                     $19,574             $54,027

Ratio of expenses to average net assets after waivers and reimbursements                0.36% (b)           0.65%(b)

Ratio of net investment income to average net assets                                    5.62%(b)            4.93%(b)

Ratio of expenses to average net assets (a)                                             0.56%(b)            0.85%(b)

Ratio of net investment income to average net assets (a)                                5.42%(b)            4.73%(b)

(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions and expense reimbursements had not occurred the ratios would have been as indicated.

(b) Annualized





                       See notes to financial statements

                        [Rothschild Asset Management Logo]


                          INTERNATIONAL CURRENCY FUND

                              FINANCIAL HIGHLIGHTS

POUND STERLING PORTFOLIO

                                                                                                           FOR THE PERIOD
                                                                                                         FROM MARCH 26, 1997
                                                                              FOR THE SIX MONTHS           (COMMENCEMENT OF
                                                                              ENDED JUNE 30, 1998           OPERATIONS) TO
                                                                                  (UNAUDITED)              DECEMBER 31, 1997
                                                                                 (POUND STERLING)           (POUND STERLING)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period ('000)                                                 128,312 (pound sterling)  128,038 (pound sterling)

Ratio of expenses to average net assets after waivers and reimbursements            0.22%(b)                  0.24%(b)

Ratio of net investment income to average net assets                                6.88%(b)                  6.56%(b)

Ratio of expenses to average net assets (a)                                         0.35%(b)                  0.41%(b)

Ratio of net investment income to average net assets (a)                            6.75%(b)                  6.38%(b)

(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions and expense reimbursements had not occurred the ratios would have been as indicated.

(b) Annualized





                       See notes to financial statements

PART C

Item 23.          Exhibits.

Exhibit No.       Description
-----------       -----------


A1 Master Trust Agreement incorporated by reference to Exhibit 1 to Pre-Effective Amendment No. 1 to the Registration Statement filed via EDGAR on November 25, 1996.

A2                Amendment No. 1 to the Master Trust Agreement filed herewith.

A3                Amendment No. 2 to the Master Trust Agreement filed herewith.

A4 Form of Amendment No. 3 to the Master Trust Agreement filed herewith.

B By-Laws of the Trust incorporated by reference to Exhibit 2 to Pre-Effective Amendment No. 1 to the Registration Statement filed via EDGAR on November 25, 1996.

C                 Sections 4.2(d), 4.2(e), 4.2(f), 4.2(i), 4.2(j), 4.2(k),
                  4.2(m), 4.6, 6.3, 6.5, 6.6, 7.1, 7.2 and 7.3 and Article 5 of
                  the Master Trust Agreement are incorporated herein by reference.

D1 Investment Advisory Contract between the International Currency Fund and State Street Bank and Trust Company filed herewith.

D2 Form of Sub-Advisory Agreement between State Street Bank and Trust Company and State Street Global Advisors United Kingdom Limited with respect to the International Currency Fund filed herewith.

E Distribution Agreement between the Trust and BISYS Fund Services Limited Partnership filed herewith.

F                 Not applicable.

G Custody Agreement between the Trust and The Chase Manhattan Bank incorporated by reference to Exhibit 8 to Pre-Effective Amendment No. 2 to the Registration Statement filed via EDGAR on February 4, 1997.

H1 Transfer Agency and Service Agreement between the Trust and BISYS Fund Services, Inc. incorporated by reference to Exhibit 9a to Pre-Effective Amendment No. 2 to the Registration Statement filed via EDGAR on February 4, 1997.

Exhibit No.       Description
-----------       -----------

H2 Form of Administration Agreement between the Trust and BISYS Fund Services Limited Partnership filed herewith.

H3 Fund Accounting Agreement between the Trust and BISYS Fund Services, Inc. Incorporated herein by reference to Exhibit 9c to Pre-Effective Amendment No. 2 to the Registration Statement filed via EDGAR on February 4, 1997.

H4 Feeder Fund Management Services Agreement between the Trust and State Street Bank and Trust Company filed herewith.

H5                Form of Shareholder Servicing Agreement filed herewith.

I Legal opinion of Goodwin, Procter & Hoar LLP as to legality of securities being offered and consent to the use thereof incorporated by reference to Exhibit 10 to Pre-Effective Amendment No. 2 to the Registration Statement filed via EDGAR on February 4, 1997.

J1                Consent of Goodwin, Proctor & Hoar LLP filed herewith.

J2                Consent of PricewaterhouseCoopers LLP filed herewith.

K                 Not applicable.

L Purchase agreements with respect to initial capital between the Trust and Five Arrows House Investments Limited incorporated by reference to Exhibit 13 to Pre-effective Amendment No. 2 to the Registration Statement filed via EDGAR on February 4, 1997.

M                 Form of Plan pursuant to Rule 12b-1 filed herewith.

N Financial Data Schedules for the U.S. Dollar Fund filed herewith.

O Plan for the issuance and distribution of multiple classes of shares pursuant to Rule 18f-3 incorporated by reference to
                  Exhibit 18 to Pre-Effective Amendment No. 2 to the Registration Statement filed via EDGAR on February 4, 1997.

Item 24.          Persons Controlled by or Under Common Control with Trust.

         As of December 31, 1998, the Euro Fund and the Canadian Dollar Fund (each a "Fund"), series of shares of the Trust, owned approximately 50% of the value of the outstanding interests in their corresponding Portfolios of the International Currency Fund ("Master Fund") which invest in securities denominated in their respective Designated Currencies. Since, as of December 31, 1998, Frank Russell Investment Management Company, a corporation formed under the laws of the state of Washington, was the beneficial owner of all of the outstanding shares of the Euro Fund and Canadian Dollar Fund of the Trust it may also be deemed to be in control of the Euro and Canadian Dollar Portfolios as control is defined in the 1940 Act.

Item 25.          Indemnification.

         Under Article VI of the Trust's Agreement and Declaration of Trust, any present or former Trustee, Officer, agent or employee or person serving in such capacity with another entity at the request of the Trust ("Covered Person") shall be indemnified against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromises or as fines or penalties, and expenses, including reasonable legal and accounting fees, in connection with the defense or disposition of any proceeding by or in the name of the Trust or any shareholder in his capacity as such if: (i) a favorable final decision on the merits is made by a court or administrative body; or (ii) a reasonable determination is made by a vote of the majority of a quorum of disinterested Trustees or by independent legal counsel that the Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in his office ("Disabling Conduct"); or (iii) a determination is made to indemnify the Covered Person under procedures approved by the Board of Trustees which in the opinion of independent legal counsel are not inconsistent with the Investment Company Act of 1940. Said
Article VI further provides that the Trust shall indemnify any Covered Person against any such liabilities and expenses incurred in connection with the defense or disposition of any other type of proceeding except with respect to any matter as to which the Covered Person shall have engaged in Disabling Conduct or shall have been finally adjudicated not to have acted in good faith and in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust.

Item 26.          Business and Other Connections of Investment Adviser.

         State Street Global Advisors, the investment management division of State Street Bank and Trust Company ("State Street") serves as investment adviser to the Portfolios. State Street, a Massachusetts bank, currently manages large institutional accounts and collective investment funds. The business, profession, vocation or employment of a substantial nature which each director or officer of the investment adviser is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

         Names, Business and Address                     Capacity with Adviser
         ---------------------------                     ---------------------

         Tenley E. Albright, MD                          Director
         Chairman
         Western Resources, Inc.
         Two Commonwealth Avenue
         Boston, MA  02116-3134

         I. MacAlister Booth                             Director
         Retired Chairman, President and CEO
         Polaroid Corporation
         P.O. Box 428 - 68 Barnes Hill Road
         Concord, MA  01742

         Marshall N. Carter                              Chairman and CEO
         State Street Bank and Trust Company
         225 Franklin Street - P.O. Box 351
         Boston, MA  02110

         Truman S. Casner                                Director
         Partner, Ropes & Gray
         One International Place - 37th Floor
         Boston, MA  02110

         Nader F. Darehshori                             Director
         Chairman, President and CEO
         Houghton Mifflin Company
         222 Berkeley - 5th Floor
         Boston, MA  02116-3764

         Arthur L. Goldstein                             Director
         Chairman and CEO
         Ionics, Inc.
         65 Grove Street
         P.O. Box 9131
         Watertown, MA  02272-9131

         David P. Gruber                                 Director
         Chairman and CEO
         Wyman-Gordon Company
         244 Worchester Street
         N. Grafton, MA  01536-8001

         Charles F. Kaye                                 Director
         Chairman
         Transportation Investments, Inc.
         101 Federal Street - Suite 1900
         Boston, MA  02110

         John M. Kucharski                               Director
         Chairman and CEO
         EG&G, Inc.
         45 William Street
         Wellesley, MA  02181

         Charles R. LaMantia                             Director
         President and CEO
         Arthur D. Little, Inc.
         25 Acorn Park
         Cambridge, MA  02140

         David B. Perini                                 Director
         Chairman
         Perini Corporation
         73 Mt. Wayte Avenue
         Framingham, MA  01701

         Dennis J. Picard                                Director
         Chairman and CEO
         Raytheon Company
         141 Spring Street
         Lexington, MA  02173

         David A. Spina                                  President and Chief
         State Street Corporation                        Operating Officer
         225 Franklin Street - P.O. Box 351
         Boston, MA  02110

         Diana Chapman Walsh                             Director
         President
         Wellesley College
         106 Central Street
         Wellesley, MA  02181

         State Street Global Advisors Ltd. United Kingdom (SSgAUK), an indirect wholly-owned subsidiary of State Street, serves as sub-adviser to the Portfolios. SSgAUK currently manages investment portfolios for and advises pension funds, high net worth individuals and institutional and international investors. The business, profession, vocation or employment of a substantial nature which each executive director or officer of SSgAUK is or has been at anytime during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

         Name, Business and Address                        Capacity with SSGAUK
         --------------------------                        --------------------

Timothy B. Harbert                                         Executive Director
Executive Vice President
State Street Bank and Trust Company
225 Franklin Street
Boston, MA  02110

John R. Serhant                                            Executive Director
Principal
State Street Global Advisors
225 Franklin Street
Boston, MA 02110

Nigel Wightman                                             Executive Director
Managing Director
State Street Global Advisors United Kingdom Limited
King Street Advisors Limited
Almack House
28 King Street
London SWIY 6QW

Executive Director
State Street Bank Europe Limited
1 Royal Exchange Steps
Royal Exchange
London EC3V 3LE

Jean-Francois Schock                                       Executive Director
Executive Director
State Street Global Advisors United Kingdom Limited
Almack House
28 King Street
London SWIY 6QW

Alan Brown                                                 Executive Director
Executive Director
State Street Global Advisors United Kingdom Limited
King Street Advisors Limited
Almack House
28 King Street
London SWIY 6QW

Executive Director
European Direct Capital Management
Plankengasse 4/4, A-1010
Vienna, Austria

Executive Director
Advanced International Technology
311 Park Place Blvd
Suite 250
Clearwater, Florida 33759

Executive Director (until September 11, 1997)
State Street Unit Trust Management
One Canada Square
Canary Wharf
London

James Palmer                                               Executive Director
Sales Director
LCF Edmond de Rothschild Fund Management Limited
Orion House
5 Upper St Martins Lane
London

Sales Director (until May 1998)                            Executive Director
American Baltic Securities Fund Limited
c/o Hemisphere Management Limited
P O Box HM 951, Hamilton HM DX, Bermuda

Paul Duncombe                                              Executive Director

Kanesh Lakhani                                             Executive Director

Patrick Waller                                             Executive Director

Item 27.          Principal Underwriters.

         (a) BISYS Fund Services Limited Partnership acts as the distributor and principal underwriter for each of the Funds. It also acts as principal underwriter to the following other investment companies:

Alpine Equity Trust
The ARCH Fund, Inc.
American Performance Funds
AmSouth Mutual Funds
The BB&T Mutual Funds Group
The Coventry Group
ESC Strategic Funds, Inc.
The Eureka Funds
Gradison Custodian Trust
Gradison Growth Trust
Gradison-McDonald Cash Reserves Trust
Gradison-McDonald Municipal Custodian Trust
Fifth Third Funds
Hirtle Callaghan Trust
HSBC Funds Trust and HSBC Mutual Funds Trust
INTRUST Funds Trust
The Infinity Mutual Funds, Inc.
The Kent Funds
Magna Funds
Meyers Investment Trust
MMA Praxis Mutual Funds
M.S.D.&T. Funds
Pacific Capital Funds
The Parkstone Advantage
Funds Pegasus Funds
Puget Sound Alternative Investment Series Trust
Republic Advisor Funds Trust
Republic Funds Trust
The Riverfront Funds, Inc.
Sefton Funds Trust
The Sessions Group
Summit Investment Trust
Variable Insurance Trust
The Victory Portfolios
The Victory Variable Insurance Funds
Vintage Mutual Funds, Inc.

         (b) The following information relates to the directors, officers and partners of BISYS Fund Services Limited Partnership:

        Name and Principal    Positions and Offices       Positions and Offices
          Business Address       With Registrant            With Underwriter
          ----------------       ---------------            ----------------

WC Subsidiary Corporation             None                Sole General Partner
150 Clove Road
Little Falls, NJ 07424

BISYS Fund Services, Inc.             None                Sole Limited Partner
3435 Stelzer Road
Columbus, OH 43219

         (c)      Not applicable.


Item 28.          Location of Accounts and Records.

         The accounts and records of the Trust are maintained at the offices of the Trust at 3435 Stelzer Road, Columbus, OH 43219-3035.

Item 29.          Management Services.

         Not applicable.

Item 32.          Undertakings.

         Not applicable.

                        SSgA INTERNATIONAL LIQUIDITY FUND


                                   SIGNATURES
                                       and
                                POWER OF ATTORNEY


        KNOW ALL MEN BY THESE PRESENTS that each individual whose signature appears below constitutes and appoints Peter B. Collacott and Charles L. Booth, and each of them, his true and lawful attorneys-in-fact and agents with full power of substitution, for him and in his name, place and stead, in any and all capacities, to sign any and all amendments (including post-effective amendments) to the Registration Statements of SSgA International Liquidity Fund and International Currency Fund, and to file the same, with all exhibits thereto, and all documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his substitute or substitutes, may lawfully do or cause to be done by virtue thereof.

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, SSgA International Liquidity Fund has duly caused this Post-Effective Amendment to its Registration Statement to be signed below by the following persons in the capacities and on the dates indicated:


Name                          Title                             Date
----                          -----                             ----


/s/  Peter B. Collacott       President and Trustee             January 19, 1999
---------------------------   (Principal Executive Officer)
    Peter B. Collacott


/s/  William J. Tomko         (Principal Financial and          January 19, 1999
---------------------------    Treasurer Accounting Officer)
    William J. Tomko



/s/  Bryan J. Walsh           Trustee                           January 19, 1999
---------------------------
    Bryan J. Walsh

Name                          Title                            Date
----                          -----                            ----


/s/  Alan T. Jeffers          Trustee                          January 19, 1999
---------------------------
    Alan T. Jeffers

/s/  Roger M. Kubarych        Trustee                          November 12, 1998
---------------------------
    Roger M. Kubarych


/s/  Patrick J. Riley         Trustee                          November 12, 1998
---------------------------
    Patrick J. Riley


/s/  Bruce D. Taber           Trustee                          November 12, 1998
---------------------------
    Bruce D. Taber


/s/  Henry W. Todd            Trustee                          January 19, 1999
---------------------------
    Henry W. Todd

                           INTERNATIONAL CURRENCY FUND

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, International Currency Fund has duly caused this Post-Effective Amendment to the Registration Statement of SSgA International Currency Fund to be signed on its behalf by the undersigned, thereunto duly authorized, on the 30th day of December, 1998.

                                               INTERNATIONAL CURRENCY FUND



                                               By: /s/ Peter B. Collacott
                                                   -----------------------------
                                                   Peter B. Collacott, President

                       EXHIBITS

99a.2    Amendment No. 1 to the Master Trust Agreement

99a.3    Amendment No. 2 to the Master Trust Agreement

99a.4    Form of Amendment No. 3 to the Master Trust Agreement

99d.1 Investment Advisory Contract between International Currency Fund and State Street Bank and Trust Company

99d.2 Form of Sub-Advisory Agreement between State Street Bank and Trust Company and State Street Global Advisors United Kingdom Limited with respect to the International Currency Fund

99e. Distribution Agreement between the Trust and BISYS Fund Services Limited Partnership

99h.2 Form of Administration Agreement between the Trust and BISYS Fund Services Limited Partnership

99h.4 Feeder Fund Management Services Agreement between the Trust and State Street Bank and Trust Company

99h.5    Form of Shareholder Servicing Agreement

99j.1    Consent of Goodwin, Procter & Hoar LLP

99j.2    Consent of PricewaterhouseCoopers LLP

99m.     Form of Plan Pursuant to Rule 12b-1

27       Financial Data Schedules for the U.S. Dollar Fund